UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Municipal Income Funds
Semiannual Report
March 31, 2022

California Opportunities    •    Massachusetts    •    New York    •    Ohio

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds' adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2022
Eaton Vance
Municipal Income Funds

Eaton Vance
California Municipal Opportunities Fund
March 31, 2022
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Trevor G. Smith
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/27/1994	12/19/1985	(5.56)%	(4.57)%	2.27%	3.15%
Class A with 4.75% Maximum Sales Charge	—	—	(10.06)	(9.14)	1.29	2.65
Class C at NAV	08/31/2004	12/19/1985	(5.83)	(5.26)	1.51	2.54
Class C with 1% Maximum Sales Charge	—	—	(6.76)	(6.20)	1.51	2.54
Class I at NAV	03/03/2008	12/19/1985	(5.44)	(4.42)	2.52	3.40

Bloomberg Municipal Bond Index	—	—	(5.55)%	(4.47)%	2.52%	2.88%
Bloomberg California Municipal Bond Index	—	—	(5.72)	(4.70)	2.42	3.07
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.69%	1.44%	0.44%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	1.36%	0.60%	1.62%
Taxable-Equivalent Distribution Rate	2.97	1.31	3.53
SEC 30-day Yield	1.27	0.58	1.58
Taxable-Equivalent SEC 30-day Yield	2.76	1.25	3.44
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
California Municipal Opportunities Fund
March 31, 2022
Fund Profile

Credit Quality (% of total investments)*
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Eaton Vance
Massachusetts Municipal Income Fund
March 31, 2022
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Julie P. Callahan, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	04/18/1991	(5.72)%	(4.99)%	1.61%	2.42%
Class A with 4.75% Maximum Sales Charge	—	—	(10.22)	(9.52)	0.63	1.92
Class C at NAV	05/02/2006	04/18/1991	(6.08)	(5.70)	0.82	1.80
Class C with 1% Maximum Sales Charge	—	—	(7.01)	(6.64)	0.82	1.80
Class I at NAV	06/17/1993	04/18/1991	(5.62)	(4.80)	1.81	2.62

Bloomberg Municipal Bond Index	—	—	(5.55)%	(4.47)%	2.52%	2.88%
Bloomberg Massachusetts Municipal Bond Index	—	—	(5.49)	(4.72)	2.27	2.64
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.66%	1.41%	0.46%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	1.82%	1.06%	2.02%
Taxable-Equivalent Distribution Rate	3.36	1.96	3.74
SEC 30-day Yield	1.41	0.73	1.69
Taxable-Equivalent SEC 30-day Yield	2.61	1.35	3.11
% Total Leverage[5]
Residual Interest Bond (RIB) Financing	2.00%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
4

Eaton Vance
Massachusetts Municipal Income Fund
March 31, 2022
Fund Profile

Credit Quality (% of total investments)*,**
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
**	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.
5

Eaton Vance
New York Municipal Income Fund
March 31, 2022
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Christopher J. Eustance, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/15/1994	08/30/1990	(6.45)%	(5.39)%	2.19%	2.97%
Class A with 4.75% Maximum Sales Charge	—	—	(10.90)	(9.92)	1.19	2.47
Class C at NAV	09/30/2003	08/30/1990	(6.80)	(6.10)	1.41	2.36
Class C with 1% Maximum Sales Charge	—	—	(7.72)	(7.03)	1.41	2.36
Class I at NAV	03/03/2008	08/30/1990	(6.36)	(5.30)	2.37	3.17

Bloomberg Municipal Bond Index	—	—	(5.55)%	(4.47)%	2.52%	2.88%
Bloomberg New York Municipal Bond Index	—	—	(5.67)	(4.42)	2.21	2.72
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.65%	1.40%	0.45%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	1.80%	1.04%	2.01%
Taxable-Equivalent Distribution Rate	3.74	2.16	4.16
SEC 30-day Yield	1.74	1.06	2.03
Taxable-Equivalent SEC 30-day Yield	3.59	2.20	4.20
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
6

Eaton Vance
New York Municipal Income Fund
March 31, 2022
Fund Profile

Credit Quality (% of total investments)*
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
7

Eaton Vance
Ohio Municipal Income Fund
March 31, 2022
Performance

Portfolio Manager(s) Cynthia J. Clemson and Julie P. Callahan, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	04/18/1991	(5.06)%	(4.17)%	2.45%	2.86%
Class A with 4.75% Maximum Sales Charge	—	—	(9.55)	(8.69)	1.47	2.35
Class C at NAV	02/03/2006	04/18/1991	(5.42)	(4.79)	1.69	2.23
Class C with 1% Maximum Sales Charge	—	—	(6.35)	(5.72)	1.69	2.23
Class I at NAV	08/03/2010	04/18/1991	(4.96)	(3.87)	2.66	3.06

Bloomberg Municipal Bond Index	—	—	(5.55)%	(4.47)%	2.52%	2.88%
Bloomberg Ohio Municipal Bond Index	—	—	(5.49)	(4.50)	2.44	2.98
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.71%	1.46%	0.51%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.57%	1.81%	2.77%
Taxable-Equivalent Distribution Rate	4.66	3.28	5.02
SEC 30-day Yield	1.67	0.99	1.95
Taxable-Equivalent SEC 30-day Yield	3.02	1.80	3.54
% Total Leverage[5]
RIB Financing	4.66%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
8

Eaton Vance
Ohio Municipal Income Fund
March 31, 2022
Fund Profile

Credit Quality (% of total investments)*,**
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
**	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.
9

Eaton Vance
Municipal Income Funds
March 31, 2022
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg California Municipal Bond Index is an unmanaged index of California municipal bonds. Bloomberg Massachusetts Municipal Bond Index is an unmanaged index of Massachusetts municipal bonds. Bloomberg New York Municipal Bond Index is an unmanaged index of New York municipal bonds. Bloomberg Ohio Municipal Bond Index is an unmanaged index of Ohio municipal bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
For California Municipal Opportunities Fund, performance prior to April 13, 2015 reflects the Fund’s performance under its former investment objective and strategy.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.
Fund profiles subject to change due to active management.

10

Eaton Vance
Municipal Income Funds
March 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).
Actual Expenses
The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Eaton Vance California Municipal Opportunities Fund

	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 944.40	$3.30	0.68%
Class C	$1,000.00	$ 941.70	$6.97	1.44%
Class I	$1,000.00	$ 945.60	$2.09	0.43%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.54	$3.43	0.68%
Class C	$1,000.00	$1,017.75	$7.24	1.44%
Class I	$1,000.00	$1,022.79	$2.17	0.43%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.
11

Eaton Vance
Municipal Income Funds
March 31, 2022
Fund Expenses — continued

Eaton Vance Massachusetts Municipal Income Fund

	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 942.80	$3.25	0.67%
Class C	$1,000.00	$ 939.20	$6.87	1.42%
Class I	$1,000.00	$ 943.80	$2.28	0.47%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.59	$3.38	0.67%
Class C	$1,000.00	$1,017.85	$7.14	1.42%
Class I	$1,000.00	$1,022.59	$2.37	0.47%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.
Eaton Vance New York Municipal Income Fund

	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 935.50	$3.18	0.66%
Class C	$1,000.00	$ 932.00	$6.79	1.41%
Class I	$1,000.00	$ 936.40	$2.22	0.46%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.64	$3.33	0.66%
Class C	$1,000.00	$1,017.90	$7.09	1.41%
Class I	$1,000.00	$1,022.64	$2.32	0.46%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.
12

Eaton Vance
Municipal Income Funds
March 31, 2022
Fund Expenses — continued

Eaton Vance Ohio Municipal Income Fund

	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 949.40	$3.50	0.72%
Class C	$1,000.00	$ 945.80	$7.13	1.47%
Class I	$1,000.00	$ 950.40	$2.53	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.34	$3.63	0.72%
Class C	$1,000.00	$1,017.60	$7.39	1.47%
Class I	$1,000.00	$1,022.34	$2.62	0.52%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.
13

Eaton Vance
California Municipal Opportunities Fund
March 31, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Other — 0.4%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,080	$ 2,562,394
Total Corporate Bonds (identified cost $2,080,000)		$ 2,562,394

Tax-Exempt Mortgage-Backed Securities — 0.5%
Security	Principal Amount (000's omitted)	Value
Housing — 0.5%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$2,587	$ 2,701,483
Total Tax-Exempt Mortgage-Backed Securities (identified cost $2,900,000)		$ 2,701,483

Tax-Exempt Municipal Obligations — 90.0%
Security	Principal Amount (000's omitted)	Value
Education — 3.8%
California Educational Facilities Authority, (Chapman University):
5.00%, 4/1/22	$665	$ 665,000
5.00%, 4/1/25	425	459,684
5.00%, 4/1/28	395	452,409
5.00%, 4/1/29	425	494,624
5.00%, 4/1/30	425	501,763
California Enterprise Development Authority, (The Thacher School):
4.00%, 9/1/32	425	471,708
4.00%, 9/1/34	400	441,376
California Municipal Finance Authority, (University of the Pacific):
4.00%, 11/1/35	1,000	1,092,440
4.00%, 11/1/37	1,000	1,083,620
4.00%, 11/1/42	1,620	1,731,359
California School Finance Authority, (Granada Hills Charter Obligated Group):
4.00%, 7/1/29(1)	350	373,611
4.00%, 7/1/38(1)	465	483,642
Security	Principal Amount (000's omitted)	Value
Education (continued)
California School Finance Authority, (Green Dot Public Schools):
5.00%, 8/1/28(1)	$380	$ 425,543
5.00%, 8/1/38(1)	2,500	2,750,650
California School Finance Authority, (KIPP SoCal Public Schools):
4.00%, 7/1/40(1)	800	837,920
5.00%, 7/1/24(1)	100	105,459
5.00%, 7/1/25(1)	105	112,861
5.00%, 7/1/26(1)	110	120,140
5.00%, 7/1/27(1)	100	111,050
5.00%, 7/1/28(1)	100	112,171
5.00%, 7/1/29(1)	100	113,544
5.00%, 7/1/30(1)	100	114,386
California State University, 5.00%, 11/1/33	5,775	6,340,834
University of California, 5.00%, 5/15/35	4,215	4,661,116
		$ 24,056,910
Electric Utilities — 1.0%
Glendale, CA, Electric System Revenue, 5.00%, 2/1/38	$1,005	$ 1,096,576
Los Angeles Department of Water & Power, CA, Power System Revenue, 5.00%, 7/1/27(2)	1,000	1,141,380
Sacramento Municipal Utility District, CA, 5.00% to 10/15/25 (Put Date), 8/15/49	1,500	1,618,680
Vernon, CA, Electric System Revenue:
5.00%, 8/1/25(2)	500	533,660
5.00%, 8/1/26(2)	600	649,164
5.00%, 8/1/34(2)	1,350	1,525,122
		$ 6,564,582
Escrowed/Prerefunded — 3.4%
California Health Facilities Financing Authority, (Sutter Health):
Prerefunded to 11/15/25, 5.00%, 11/15/32	$1,040	$ 1,149,065
Prerefunded to 11/15/25, 5.00%, 11/15/41	4,985	5,507,777
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), Prerefunded to 11/15/23, 5.125%, 11/15/35	715	752,359
Desert Community College District, CA, Prerefunded to 2/1/26, 5.00%, 8/1/37	7,395	8,211,630
San Diego Community College District, CA, Prerefunded to 8/1/26, 4.00%, 8/1/34	4,500	4,878,945
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, Prerefunded to 11/1/24, 5.00%, 11/1/39	890	959,206
		$ 21,458,982

14
See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations — 28.3%
Albany Unified School District, CA, (Election of 2016):
4.00%, 8/1/34	$800	$ 881,968
4.00%, 8/1/35	505	555,490
4.00%, 8/1/36	615	674,169
4.00%, 8/1/37	345	377,458
4.00%, 8/1/37	1,100	1,203,488
4.00%, 8/1/38	315	343,274
4.00%, 8/1/39	750	814,103
4.00%, 8/1/40	800	866,088
4.00%, 8/1/41	900	971,910
Allan Hancock Joint Community College District, CA, (Election of 2006), 4.00%, 8/1/40	3,500	3,751,545
Baldwin Park Unified School District, CA, (Election of 2018):
3.00%, 8/1/37	300	302,550
3.00%, 8/1/38	325	325,481
Beverly Hills Unified School District, CA, (Election of 2018), 4.00%, 8/1/31	1,885	2,045,734
Brisbane School District, CA, (Election of 2020):
4.00%, 8/1/35	155	168,460
4.00%, 8/1/40	310	336,434
5.00%, 8/1/45	535	603,004
Burlingame Elementary School District, CA, (Election of 2020), 3.00%, 8/1/37	150	148,146
California:
0.94%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(3)	3,000	3,003,900
5.00%, 10/1/26	1,230	1,388,461
5.00%, 9/1/32	950	1,061,853
5.00%, 4/1/35	2,000	2,309,120
5.00%, 4/1/42	1,750	1,969,100
Chino Valley Unified School District, CA, (Election of 2016):
4.00%, 8/1/45	3,000	3,231,750
5.00%, 8/1/38	650	775,541
5.00%, 8/1/39	650	774,365
5.00%, 8/1/40	925	1,092,702
Geyserville Unified School District, CA, (Election of 2020):
5.00%, 8/1/40	630	730,913
5.00%, 8/1/45	700	807,681
5.00%, 8/1/49	1,220	1,403,183
Gilroy Unified School District, CA, (Election of 2016):
4.00%, 8/1/33	660	720,608
4.00%, 8/1/34	1,075	1,171,245
4.00%, 8/1/35	500	543,690
4.00%, 8/1/38	500	539,245
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Gilroy Unified School District, CA, (Election of 2016): (continued)
4.00%, 8/1/40	$675	$ 723,782
4.00%, 8/1/41	750	803,340
Glendale Unified School District, CA, (Election of 2011):
3.00%, 9/1/37	2,400	2,412,264
3.00%, 9/1/38	2,195	2,185,474
La Canada Unified School District, CA, (Election of 2017):
4.00%, 8/1/33	500	546,840
4.00%, 8/1/40	1,000	1,071,070
4.00%, 8/1/45	1,445	1,536,512
Liberty Union High School District, CA, (Election of 2016):
3.00%, 8/1/35	20	20,431
3.00%, 8/1/36	50	50,746
3.00%, 8/1/37	810	816,885
3.00%, 8/1/38	890	891,317
Livermore Valley Joint Unified School District, CA, (Election of 2016), 4.00%, 8/1/37	500	537,695
Long Beach Unified School District, CA, 5.00%, 8/1/26	2,000	2,247,420
Long Beach Unified School District, CA, (Election of 2008), 4.00%, 8/1/32	1,275	1,413,873
Madera Unified School District, CA:
4.00%, 8/1/23(2)	885	907,444
4.00%, 8/1/24(2)	1,000	1,042,990
4.00%, 8/1/25(2)	1,065	1,128,719
4.00%, 8/1/26(2)	1,165	1,253,342
4.00%, 8/1/27(2)	1,270	1,380,566
4.00%, 8/1/28(2)	1,380	1,515,502
Madera Unified School District, CA, (Election of 2018), 4.00%, 8/1/43	1,305	1,393,309
Manteca Unified School District, CA, (Election of 2014):
4.00%, 8/1/34	1,075	1,171,245
4.00%, 8/1/35	500	543,690
Mariposa County Unified School District, CA, (Election of 2016):
5.00%, 8/1/40	1,315	1,451,247
5.00%, 8/1/43	1,265	1,393,878
Mendocino Unified School District, CA, (Election of 2020):
4.00%, 8/1/40	500	525,155
4.00%, 8/1/44	1,000	1,041,440
4.00%, 8/1/49	3,020	3,128,418
Midpeninsula Regional Open Space District, CA, Green Bonds, 4.00%, 9/1/35	1,000	1,078,260
Moreland School District, CA, (Election of 2020), 4.00%, 8/1/38	700	762,832

15
See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Mt. Diablo Unified School District, CA:
4.00%, 8/1/25(2)	$3,100	$ 3,285,473
4.00%, 8/1/26(2)	3,485	3,749,268
4.00%, 8/1/27(2)	3,000	3,261,180
4.00%, 8/1/28(2)	3,300	3,634,125
4.00%, 8/1/29(2)	3,300	3,659,040
Mt. Diablo Unified School District, CA, (Election of 2018), 4.00%, 8/1/24(2)	1,425	1,494,711
Mt. San Antonio Community College District, CA, (Election of 2008), Prerefunded to 6/1/25, 5.00%, 6/1/33	750	820,598
Mt. San Jacinto Community College District, CA, (Election of 2014), 3.00%, 8/1/34	850	872,576
Old Adobe Union School District, CA, (Election of 2018):
4.00%, 8/1/42	155	164,212
4.00%, 8/1/44	750	792,060
4.00%, 8/1/48	2,625	2,758,954
5.00%, 8/1/44	1,860	2,047,879
Oxnard Union High School District, CA, (Election of 2018):
4.00%, 8/1/38	1,000	1,069,180
4.00%, 8/1/39	1,000	1,068,760
Prerefunded to 8/1/26, 5.00%, 8/1/35	1,805	2,027,502
Pacifica School District, CA, (Election of 2018), 4.00%, 8/1/45	1,000	1,062,150
Palo Alto Unified School District, CA, (Election of 2008):
4.00%, 8/1/25(2)	4,035	4,311,680
5.00%, 8/1/26(2)	3,085	3,478,337
Piedmont, CA:
5.00%, 9/1/25	220	242,460
5.00%, 9/1/26	200	225,794
Pittsburg Unified School District, CA, (Election of 2014):
5.00%, 8/1/40	1,235	1,364,551
5.00%, 8/1/42	1,545	1,703,069
Placer Union High School District, CA, (Election of 2018):
4.00%, 8/1/34	1,000	1,089,530
4.00%, 8/1/40	2,030	2,176,708
5.00%, 8/1/45	3,175	3,689,731
Pomona Unified School District, CA, (Election of 2016), 4.00%, 8/1/38	1,745	1,913,933
Puerto Rico:
0.00%, 7/1/24	91	83,490
0.00%, 7/1/33	229	132,462
4.00%, 7/1/33	178	173,992
4.00%, 7/1/35	160	154,654
4.00%, 7/1/37	137	132,113
5.25%, 7/1/23	199	203,417
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico: (continued)
5.375%, 7/1/25	$198	$ 209,052
5.625%, 7/1/27	196	214,496
5.625%, 7/1/29	593	662,493
5.75%, 7/1/31	187	213,977
Riverside Unified School District, CA, (Election of 2016), 4.00%, 8/1/31	1,250	1,353,975
San Francisco Bay Area Rapid Transit District, CA, (Election of 2004):
5.00%, 8/1/31	4,585	5,008,287
Green Bonds, 4.00%, 8/1/37	1,500	1,629,480
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016):
Green Bonds, 4.00%, 8/1/33	2,250	2,499,277
Green Bonds, 4.00%, 8/1/35	1,200	1,325,052
Green Bonds, 4.00%, 8/1/44	1,200	1,298,964
Green Bonds, 5.00%, 8/1/34	1,765	2,107,834
Green Bonds, 5.00%, 8/1/35	250	298,650
San Francisco City and County, CA:
4.00%, 6/15/32	3,810	4,177,894
4.00%, 6/15/34	570	621,859
4.00%, 6/15/35	200	217,766
San Juan Unified School District, CA, (Election of 2016):
3.00%, 8/1/35	1,900	1,922,116
3.00%, 8/1/36	3,000	3,018,660
San Luis Coastal Unified School District, CA, (Election of 2014):
5.00%, 8/1/36	3,550	3,930,098
5.00%, 8/1/37	1,835	2,027,491
San Luis Obispo County Community College District, CA, (Election of 2014), 4.00%, 8/1/37	500	541,125
San Mateo-Foster City School District, CA, (Election of 2015), 4.00%, 8/1/35	500	552,105
San Rafael City Elementary School District, CA, (Election of 2015), 5.00%, 8/1/38	500	580,190
Santa Clara County, CA, (Election of 2008), 4.00%, 8/1/34	1,605	1,740,189
Santa Monica-Malibu Unified School District, CA, (School Facilities Improvement District No. 2), (Election of 2018), 4.00%, 8/1/37	815	884,495
Simi Valley Unified School District, CA, (Election of 2016):
4.00%, 8/1/37	290	311,396
4.00%, 8/1/38	1,080	1,155,665
4.00%, 8/1/39	1,215	1,297,085
4.00%, 8/1/40	1,380	1,468,182
4.00%, 8/1/41	1,545	1,640,126

16
See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Sonoma Valley Unified School District, CA, (Election of 2016):
4.00%, 8/1/34	$530	$ 577,451
4.00%, 8/1/35	500	543,690
4.00%, 8/1/36	500	542,050
4.00%, 8/1/37	750	811,688
4.00%, 8/1/38	500	539,245
4.00%, 8/1/39	1,000	1,074,760
Tahoe-Truckee Unified School District, CA, (Election of 2014):
5.00%, 8/1/33	500	556,585
5.00%, 8/1/36	1,000	1,109,240
Vacaville Unified School District, CA, (Election of 2014), 4.00%, 8/1/42	2,145	2,294,206
West Sonoma County Union High School District, CA, (Election of 2018):
5.00%, 8/1/37	500	579,930
5.00%, 8/1/40	1,125	1,303,042
5.00%, 8/1/43	1,000	1,154,010
Westminster School District, CA, (Election of 2016):
5.00%, 8/1/38	400	442,828
5.00%, 8/1/39	585	647,127
5.00%, 8/1/42	1,000	1,103,610
		$179,899,375
Hospital — 4.4%
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/39	$3,415	$ 3,577,827
California Health Facilities Financing Authority, (City of Hope):
5.00%, 11/15/32	735	748,164
5.00%, 11/15/35	1,050	1,068,417
California Health Facilities Financing Authority, (Lucile Packard Children's Hospital at Stanford), 5.00%, 8/15/32	1,210	1,347,468
California Health Facilities Financing Authority, (Providence Health & Services), 5.00%, 10/1/44	4,100	4,354,692
California Health Facilities Financing Authority, (Providence St. Joseph Health):
5.00%, 10/1/30	400	446,244
5.00% to 10/1/27 (Put Date), 10/1/39	1,400	1,591,422
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,500	1,560,810
California Health Facilities Financing Authority, (Stanford Health Care), 5.00%, 11/15/29	1,060	1,211,537
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/24	800	849,952
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Municipal Finance Authority, (NorthBay Healthcare Group): (continued)
5.00%, 11/1/25	$200	$ 212,554
5.00%, 11/1/26	500	549,580
5.00%, 11/1/27	165	175,309
5.00%, 11/1/29	105	111,235
5.00%, 11/1/30	150	158,712
Series 2017A, 5.00%, 11/1/25	800	865,464
California Public Finance Authority, (Henry Mayo Newhall Hospital):
4.00%, 10/15/25	390	411,996
4.00%, 10/15/26	415	443,901
5.00%, 10/15/33	425	472,583
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/38	2,000	2,252,840
Oroville, CA, (Oroville Hospital), 5.25%, 4/1/49	5,000	5,304,500
		$ 27,715,207
Housing — 0.8%
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/36	$1,205	$ 1,152,595
Independent Cities Finance Authority, CA, (Union City Tropics), 5.00%, 5/15/48	2,000	2,214,680
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park), 3.00%, 9/15/36	1,725	1,667,212
		$ 5,034,487
Industrial Development Revenue — 6.3%
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 1.00%, 10/1/45(4)	$17,500	$ 17,490,375
California Pollution Control Financing Authority, (Republic Services, Inc.), (AMT), 0.25%, 11/1/42(1)(4)	20,000	19,992,600
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 2.50% to 5/1/24 (Put Date), 11/1/38	2,500	2,509,025
		$ 39,992,000
Insured - Electric Utilities — 0.7%
Puerto Rico Electric Power Authority:
(NPFG), 5.00%, 7/1/23	$125	$ 127,596
(NPFG), 5.25%, 7/1/22	1,500	1,503,510
(NPFG), 5.25%, 7/1/32	2,100	2,170,770
Series QQ, (NPFG), 5.00%, 7/1/22	180	183,739
Series RR, (NPFG), 5.00%, 7/1/22	140	142,908
Series RR, (NPFG), 5.00%, 7/1/24	300	306,231

17
See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities (continued)
Puerto Rico Electric Power Authority: (continued)
Series SS, (NPFG), 5.00%, 7/1/24	$130	$ 132,700
		$ 4,567,454
Insured - Escrowed/Prerefunded — 0.3%
Compton Community College District, CA, (Election of 2014), (BAM), Prerefunded to 8/1/26, 5.00%, 8/1/36	$1,690	$ 1,898,326
		$ 1,898,326
Insured - General Obligations — 4.5%
Alameda Unified School District, CA, (Election of 2004), (AGM), 0.00%, 8/1/26	$1,000	$ 902,760
Bakersfield City School District, CA, (Election of 2016):
(BAM), 4.00%, 11/1/34	560	622,731
(BAM), 4.00%, 11/1/35	635	702,501
(BAM), 4.00%, 11/1/36	715	787,551
Center Joint Unified School District, CA, (Election of 2008):
(BAM), 3.00%, 8/1/36	530	524,430
(BAM), 3.00%, 8/1/41	500	479,645
Cotati-Rohnert Park Unified School District, CA, (Election of 2016):
(AGM), 5.00%, 8/1/33	710	790,038
(AGM), 5.00%, 8/1/34	825	916,567
(AGM), 5.00%, 8/1/35	955	1,059,744
(AGM), 5.00%, 8/1/36	1,015	1,125,442
(AGM), 5.00%, 8/1/37	1,135	1,257,512
(AGM), 5.00%, 8/1/38	1,175	1,300,807
Galt Joint Union High School District, CA, (Election of 2016):
(BAM), 5.00%, 8/1/37	500	554,185
(BAM), 5.00%, 8/1/38	500	553,755
(BAM), 5.00%, 8/1/43	1,000	1,101,450
La Mesa-Spring Valley School District, CA, (Election of 2020), (BAM), 4.00%, 8/1/46	1,775	1,892,363
Mountain View School District, CA, (Election of 2016), (AGM), 4.00%, 8/1/38	375	401,723
Rio Elementary School District, CA, (Election of 2018):
(AGM), 5.00%, 8/1/39	555	628,510
(BAM), 5.00%, 8/1/47	1,750	2,014,372
San Leandro Unified School District, CA, (Election of 2016), (BAM), 5.00%, 8/1/38	1,000	1,157,190
Santa Rosa High School District, CA, (Election of 2014):
(BAM), 4.00%, 8/1/33	1,260	1,395,122
(BAM), 4.00%, 8/1/36	1,660	1,819,709
(BAM), 4.00%, 8/1/37	425	464,984
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Santa Rosa High School District, CA, (Election of 2014): (continued)
(BAM), 4.00%, 8/1/38	$500	$ 544,880
South Whittier School District, CA, (Election of 2016), (AGM), 4.00%, 8/1/45	1,000	1,057,400
Ukiah Unified School District, CA, (Election of 2020):
(AGM), 5.00%, 8/1/34	800	929,912
(AGM), 5.00%, 8/1/36	1,025	1,190,866
(AGM), 5.00%, 8/1/40	1,000	1,160,810
(AGM), 5.00%, 8/1/42	1,085	1,256,354
Winters Joint Unified School District, CA, (Election of 2018), (AGM), 4.00%, 8/1/39	250	265,105
		$ 28,858,418
Insured - Housing — 0.7%
California Municipal Finance Authority, (CHF-Davis II, LLC - Orchard Park Student Housing):
Green Bonds, (BAM), 4.00%, 5/15/39	$1,895	$ 1,978,058
Green Bonds, (BAM), 5.00%, 5/15/30	450	514,413
Green Bonds, (BAM), 5.00%, 5/15/31	400	461,200
California Statewide Communities Development Authority, (University of California, Irvine East Campus Apartments, CHF-Irvine LLC), (BAM), 5.00%, 5/15/26	1,605	1,771,438
		$ 4,725,109
Insured - Special Tax Revenue — 1.0%
Dana Point Community Facilities District No. 2006-1, CA:
(BAM), 4.00%, 9/1/37	$600	$ 648,378
(BAM), 4.00%, 9/1/41	2,000	2,148,220
Lake Elsinore School Financing Authority, CA:
(BAM), 5.00%, 10/1/36	1,570	1,838,533
(BAM), 5.00%, 10/1/37	470	549,759
Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/41	1,320	1,468,407
		$ 6,653,297
Insured - Transportation — 1.2%
Alameda Corridor Transportation Authority, CA, (AGM), 5.00%, 10/1/37	$5,075	$ 5,638,782
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/24	1,800	1,736,766
		$ 7,375,548

18
See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.5%
San Francisco City and County Airport Commission, CA, (SFO Fuel Company, LLC):
(AMT), 5.00%, 1/1/38	$1,500	$ 1,667,910
(AMT), 5.00%, 1/1/39	1,510	1,675,949
		$ 3,343,859
Other Revenue — 3.3%
California Community Choice Financing Authority, Green Bonds, 4.00% to 12/1/27 (Put Date), 10/1/52	$10,000	$ 10,576,500
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group):
5.00%, 11/1/30	275	332,942
5.00%, 11/1/33	1,740	1,828,183
5.00%, 11/1/34	1,290	1,354,758
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 0.86%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(3)	4,380	4,366,466
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles County):
5.00%, 12/1/28	640	733,370
5.00%, 12/1/29	675	784,039
5.00%, 12/1/30	705	825,590
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	440	485,008
		$ 21,286,856
Senior Living/Life Care — 1.6%
California Municipal Finance Authority, (Channing House), 5.00%, 5/15/37	$250	$ 274,328
California Municipal Finance Authority, (HumanGood - California Obligated Group):
4.00%, 10/1/30	1,785	1,894,438
4.00%, 10/1/34	755	795,762
4.00%, 10/1/37	3,300	3,465,792
California Municipal Finance Authority, (Mt. San Antonio Gardens), 5.00%, 11/15/39	1,000	1,082,640
California Public Finance Authority, (Enso Village), Green Bonds, 2.125%, 11/15/27(1)	575	558,751
California Statewide Communities Development Authority, (American Baptist Homes of the West):
5.00%, 10/1/23	500	521,025
5.00%, 10/1/26	500	543,160
5.00%, 10/1/27	780	844,732
		$ 9,980,628
Security	Principal Amount (000's omitted)	Value
Solid Waste — 1.3%
Los Angeles County Sanitation Districts Financing Authority, CA, Green Bonds, 5.00%, 10/1/25(2)	$6,830	$ 7,546,399
Yolo County Public Agencies Financing Authority, CA, Solid Waste Revenue, 4.00%, 12/1/35	500	551,905
		$ 8,098,304
Special Tax Revenue — 9.0%
Chula Vista Municipal Financing Authority, CA, 5.50%, 9/1/30	$1,525	$ 1,601,052
Folsom Ranch Financing Authority, CA, (White Rock Springs Ranch):
3.00%, 9/1/24	130	130,056
4.00%, 9/1/27	100	104,417
4.00%, 9/1/30	100	104,556
4.00%, 9/1/32	100	103,958
4.00%, 9/1/34	115	119,378
4.00%, 9/1/35	185	191,839
4.00%, 9/1/36	195	202,008
4.00%, 9/1/37	215	222,581
4.00%, 9/1/38	230	237,907
4.00%, 9/1/39	165	170,407
Fontana Community Facilities District No. 90, CA, (Summit at Rosena Phase One):
3.00%, 9/1/23	435	437,810
3.00%, 9/1/24	150	150,377
4.00%, 9/1/26	125	130,158
4.00%, 9/1/27	125	130,838
4.00%, 9/1/28	130	136,477
4.00%, 9/1/29	135	142,155
4.00%, 9/1/30	135	141,959
4.00%, 9/1/31	100	105,376
4.00%, 9/1/32	150	157,769
4.00%, 9/1/33	205	215,061
4.00%, 9/1/41	600	613,884
4.00%, 9/1/46	975	986,222
Irvine Community Facilities District No. 2013-3, CA, (Great Park):
5.00%, 9/1/30	580	614,469
5.00%, 9/1/31	465	492,226
5.00%, 9/1/33	545	576,294
5.00%, 9/1/35	1,150	1,267,093
5.00%, 9/1/38	1,000	1,099,210
Series 2014, 5.00%, 9/1/32	450	476,199
Series 2014, 5.00%, 9/1/34	360	380,434
Series 2018, 5.00%, 9/1/32	625	690,269
Series 2018, 5.00%, 9/1/34	765	843,550

19
See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Los Angeles County Community Facilities District No. 3, CA, (Valencia/Newhall Area), 5.00%, 9/1/23	$520	$ 521,321
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/35	1,500	1,665,300
Riverside County Transportation Commission, CA, Sales Tax Revenue, 5.00%, 6/1/34	1,150	1,325,294
San Diego County Regional Transportation Commission, CA, Sales Tax Revenue, (SPA: JPMorgan Chase Bank, N.A.), 0.05%, 4/1/38(5)	20,000	20,000,000
San Luis Obispo Community Facilities District No. 2019-1, CA, (San Luis Ranch):
3.00%, 9/1/24	150	150,690
4.00%, 9/1/27	130	137,401
4.00%, 9/1/29	185	197,069
4.00%, 9/1/31	100	105,874
4.00%, 9/1/33	125	131,858
4.00%, 9/1/36	175	183,354
4.00%, 9/1/39	200	207,864
4.00%, 9/1/41	175	179,470
San Mateo County Transportation Authority, CA, Sales Tax Revenue, (LOC: Bank of America, N.A.), 0.33%, 6/1/49(6)	6,200	6,200,000
Santa Clara Valley Transportation Authority, CA, Sales Tax Revenue, (SPA: TD Bank, N.A.), 0.33%, 4/1/36(6)	8,610	8,610,000
South Orange County Public Financing Authority, CA, Special Tax Revenue, (Ladera Ranch):
5.00%, 8/15/27	515	536,027
5.00%, 8/15/28	775	806,573
Successor Agency to San Francisco City and County Redevelopment Agency, CA, 5.00%, 8/1/37	1,630	1,819,276
Woodland, CA, Special Tax Revenue Facilities No. 2004-1, 4.00%, 9/1/36	1,630	1,779,585
		$ 57,532,945
Transportation — 9.4%
Alameda Corridor Transportation Authority, CA:
5.00%, 10/1/36	$2,250	$ 2,464,133
5.00%, 10/1/37	2,200	2,407,636
Bay Area Toll Authority, CA, (San Francisco Bay Area):
0.79%, (SIFMA + 0.28%), 4/1/24 (Put Date), 4/1/56(3)	2,500	2,499,625
0.81%, (SIFMA + 0.30%), 4/1/27 (Put Date), 4/1/56(3)	5,000	4,960,350
0.96%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(3)	800	803,848
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/22	1,000	1,008,920
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
California Municipal Finance Authority, (LINXS Automated People Mover):
(AMT), 5.00%, 12/31/36	$2,570	$ 2,817,774
(AMT), 5.00%, 12/31/37	1,025	1,124,189
(AMT), 5.00%, 12/31/43	2,060	2,244,555
Long Beach, CA, Harbor Revenue, (AMT), 5.00%, 5/15/30	500	556,530
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
5.00%, 5/15/35	2,000	2,168,720
(AMT), 5.00%, 5/15/24	1,140	1,205,265
(AMT), 5.00%, 5/15/25	1,500	1,615,260
(AMT), 5.00%, 5/15/25	1,185	1,276,055
(AMT), 5.00%, 5/15/29	2,045	2,107,127
(AMT), 5.00%, 5/15/29	1,000	1,095,310
(AMT), 5.00%, 5/15/29	1,000	1,142,770
(AMT), 5.00%, 5/15/41	1,660	1,779,819
(AMT), 5.00%, 5/15/46	4,500	4,859,730
Port of Oakland, CA, (AMT), 5.00%, 5/1/27	1,250	1,395,563
San Diego County Regional Airport Authority, CA:
(AMT), 5.00%, 7/1/22	500	504,460
(AMT), 5.00%, 7/1/30	1,000	1,103,700
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/27	2,700	2,984,607
(AMT), 5.00%, 5/1/41	4,905	5,310,643
(AMT), 5.00%, 5/1/44	2,465	2,573,066
(AMT), 5.00%, 5/1/46	2,330	2,505,332
San Jose, CA, Airport Revenue:
(AMT), 5.00%, 3/1/37	1,735	1,892,087
(AMT), 5.00%, 3/1/41	3,000	3,259,590
		$ 59,666,664
Water and Sewer — 8.5%
California Department of Water Resources, 5.00%, 12/1/32	$345	$ 396,992
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/32	1,500	1,633,485
Metropolitan Water District of Southern California, 0.65%, (SIFMA + 0.14%), 5/21/24 (Put Date), 7/1/37(3)	14,330	14,291,452
Orange County Sanitation District, CA, 5.00%, 2/1/28	8,900	9,517,037
Orange County Water District, CA, 5.00%, 8/15/33	200	238,844
Rancho California Water District Financing Authority:
4.00%, 8/1/38	1,195	1,307,975
4.00%, 8/1/39	2,800	3,058,132
Ross Valley Public Financing Authority, CA, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/39	500	535,075

20
See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
San Francisco City and County Airport Commission, CA, Wastewater Revenue:
5.00%, 10/1/34	$2,675	$ 2,934,368
Green Bonds, 5.00%, 10/1/30	1,250	1,372,962
Green Bonds, 5.00%, 10/1/32	2,740	3,007,588
San Francisco City and County Public Utilities Commission, CA, Water Revenue, 5.00%, 11/1/28	1,000	1,088,690
San Mateo-Foster City Public Financing Authority, CA, Wastewater Revenue, 4.00%, 8/1/39	1,500	1,628,205
South Gate Utility Authority, CA, Water Revenue, 4.00%, 10/1/34	2,360	2,565,509
Upper Santa Clara Valley Joint Powers Authority, CA:
4.00%, 8/1/45	1,320	1,369,091
5.00%, 8/1/36	300	350,472
West Basin Municipal Water District, CA:
5.00%, 8/1/24	450	482,688
5.00%, 8/1/28	585	684,561
5.00%, 8/1/29	575	684,814
Western Municipal Water District Facilities Authority, CA:
5.00%, 10/1/38	2,750	3,286,140
5.00%, 10/1/39	2,900	3,455,147
		$ 53,889,227
Total Tax-Exempt Municipal Obligations (identified cost $579,224,720)		$572,598,178

Taxable Municipal Obligations — 7.0%
Security	Principal Amount (000's omitted)	Value
Education — 0.5%
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(1)	$2,885	$ 2,722,777
California School Finance Authority, (Granada Hills Charter Obligated Group), 2.00%, 7/1/24(1)	205	198,454
		$ 2,921,231
General Obligations — 1.1%
Marin Community College District, CA, 2.29%, 8/1/35	$750	$ 687,863
Mt. San Antonio Community College District, CA:
1.289%, 8/1/28	720	664,445
1.497%, 8/1/29	575	529,063
Ohlone Community College District, CA, 2.243%, 8/1/33	220	204,400
Ojai Unified School District, CA, 2.019%, 8/1/31	480	454,339
Palmdale School District, CA, 1.67%, 8/1/29	500	463,870
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico, GO CVIs, 0.00%, 11/1/43	$888	$ 478,168
San Mateo Union High School District, CA, 2.111%, 9/1/34	1,220	1,105,015
Santa Maria-Bonita School District, CA, 1.884%, 8/1/28	750	709,132
Tustin Unified School District, CA:
1.954%, 8/1/33	590	511,601
2.649%, 8/1/42	1,125	948,532
		$ 6,756,428
Hospital — 0.7%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$4,000	$ 4,294,240
		$ 4,294,240
Housing — 0.5%
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park):
3.20%, 6/15/41	$775	$ 663,772
3.20%, 6/15/56	3,685	2,887,419
		$ 3,551,191
Insured - General Obligations — 0.4%
Byron Union School District, CA:
(BAM), 2.10%, 8/1/30	$345	$ 319,349
(BAM), 2.20%, 8/1/31	380	351,303
Mojave Unified School District, CA, (BAM), 2.731%, 8/1/37	500	467,940
Oak Grove School District, CA:
(BAM), 2.397%, 8/1/34	275	253,283
(BAM), 2.497%, 8/1/35	285	262,776
(BAM), 2.597%, 8/1/36	290	266,965
Sanger Unified School District, CA, (BAM), 2.371%, 8/1/35	445	399,316
Santa Rosa High School District, CA:
(BAM), 1.676%, 8/1/28	255	238,619
(BAM), 1.932%, 8/1/29	220	206,083
		$ 2,765,634
Insured - Special Tax Revenue — 1.0%
Rio Elementary School District Community Facilities District No. 1, CA:
(BAM), 1.826%, 9/1/28	$1,000	$ 922,030
(BAM), 2.00%, 9/1/27	1,810	1,711,011
(BAM), 2.107%, 9/1/29	500	462,195

21
See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Rio Elementary School District Community Facilities District No. 1, CA: (continued)
(BAM), 2.307%, 9/1/31	$1,500	$ 1,371,510
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.388%, 8/1/22	955	962,248
Successor Agency to West Hollywood Community Development Commission, CA:
(AGM), 1.668%, 9/1/28	400	368,916
(AGM), 1.847%, 9/1/29	385	354,150
		$ 6,152,060
Insured - Transportation — 1.4%
Alameda Corridor Transportation Authority, CA:
(AMBAC), 0.00%, 10/1/26	$10,000	$ 8,654,400
(AMBAC), 0.00%, 10/1/27	740	614,755
		$ 9,269,155
Lease Revenue/Certificates of Participation — 0.3%
Downey, CA, Pension Obligation Bonds:
1.95%, 6/1/31	$185	$ 162,071
2.05%, 6/1/32	850	737,027
Monterey Park, CA, Pension Obligation Bonds:
2.193%, 6/1/33	560	502,292
2.293%, 6/1/34	750	664,875
		$ 2,066,265
Other Revenue — 0.5%
Manhattan Beach, CA, Pension Obligation Bonds:
2.141%, 1/1/30	$400	$ 378,452
2.241%, 1/1/31	400	377,880
2.491%, 1/1/33	675	641,419
National City, CA, Pension Obligation Bonds, 2.12%, 11/1/28	1,855	1,712,072
		$ 3,109,823
Special Tax Revenue — 0.3%
Riverside Unified School District Financing Authority, CA, 1.463%, 9/1/25	$800	$ 760,736
Successor Agency to San Diego Redevelopment Agency, CA:
3.25%, 9/1/22	250	252,220
3.375%, 9/1/23	250	254,108
3.50%, 9/1/24	250	254,682
3.625%, 9/1/25	250	256,590
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Successor Agency to San Diego Redevelopment Agency, CA: (continued)
3.75%, 9/1/26	$250	$ 257,522
		$ 2,035,858
Transportation — 0.2%
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 1.613%, 5/15/30	$900	$ 782,712
San Jose, CA, Airport Revenue, 2.21%, 3/1/29	500	466,410
		$ 1,249,122
Water and Sewer — 0.1%
California Department of Water Resources, 1.732%, 12/1/29	$500	$ 456,375
		$ 456,375
Total Taxable Municipal Obligations (identified cost $47,871,592)		$ 44,627,382
Total Investments — 97.9% (identified cost $632,076,312)		$622,489,437
Other Assets, Less Liabilities — 2.1%		$ 13,653,992
Net Assets — 100.0%		$636,143,429
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $32,180,961 or 5.1% of the Fund's net assets.
(2)	When-issued security.
(3)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2022.
(4)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at March 31, 2022.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at March 31, 2022.
(6)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2022.

22
See Notes to Financial Statements.

Eaton Vance
California Municipal Opportunities Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2022, 11.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 5.4% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SPA	– Standby Bond Purchase Agreement
23
See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 94.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.3%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	$3,105	$ 4,016,411
		$ 4,016,411
Education — 31.8%
Massachusetts College Building Authority:
4.00%, 5/1/41	$1,000	$ 1,096,770
4.00%, 5/1/42	1,000	1,094,390
Massachusetts Development Finance Agency, (Babson College):
4.00%, 10/1/40	425	470,870
4.00%, 10/1/41	475	525,426
4.00%, 10/1/44	1,000	1,098,580
5.00%, 10/1/42	1,500	1,711,800
Massachusetts Development Finance Agency, (Bentley University):
4.00%, 7/1/38	420	451,076
4.00%, 7/1/40	1,300	1,391,520
Massachusetts Development Finance Agency, (Berklee College of Music):
5.00%, 10/1/29	1,000	1,113,900
5.00%, 10/1/39	2,000	2,216,080
Massachusetts Development Finance Agency, (Boston University):
5.00%, 10/1/46	3,000	3,357,720
5.45%, 5/15/59	400	488,528
(SPA: TD Bank, N.A.), 0.33%, 10/1/42(1)	8,000	8,000,000
Massachusetts Development Finance Agency, (Dexter Southfield):
5.00%, 5/1/33	1,550	1,666,824
5.00%, 5/1/35	1,660	1,783,886
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	2,570	2,864,907
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	2,062,652
Massachusetts Development Finance Agency, (Olin College), 5.00%, 11/1/38	1,750	1,839,530
Massachusetts Development Finance Agency, (Springfield College):
4.00%, 6/1/50	1,450	1,473,940
Green Bonds, 4.00%, 6/1/56	1,250	1,261,425
Massachusetts Development Finance Agency, (Suffolk University):
5.00%, 7/1/31	620	689,043
5.00%, 7/1/32	770	855,008
Security	Principal Amount (000's omitted)	Value
Education (continued)
Massachusetts Development Finance Agency, (Suffolk University): (continued)
5.00%, 7/1/38	$340	$ 374,133
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,715,159
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46	2,000	2,216,540
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/42	3,150	3,535,465
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	6,421,400
Massachusetts Health and Educational Facilities Authority, (University of Massachusetts), 2.45% to 4/1/26 (Put Date), 11/1/30	2,000	2,000,000
University of Massachusetts Building Authority, 5.00%, 11/1/41	2,365	2,863,802
		$ 56,640,374
Escrowed/Prerefunded — 0.6%
Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/23, 5.00%, 7/1/44	$1,100	$ 1,145,155
		$ 1,145,155
General Obligations — 24.0%
Attleboro, MA, 3.00%, 10/15/36	$2,630	$ 2,601,096
Belmont, MA:
4.00%, 2/15/29	1,195	1,320,272
4.00%, 2/15/30	1,245	1,372,214
4.00%, 2/15/31	1,045	1,148,863
4.00%, 3/15/31	2,910	3,202,484
Boston, MA:
4.00%, 3/1/31	3,000	3,123,990
5.00%, 11/1/27(2)	3,000	3,479,160
Danvers, MA:
4.00%, 8/15/30	600	665,274
4.00%, 8/15/33	540	594,200
Franklin, MA:
4.00%, 5/15/30	200	220,738
4.00%, 5/15/32	455	501,178
4.00%, 5/15/33	455	499,121
5.00%, 5/15/29	210	244,318
Harvard, MA:
4.00%, 8/15/30	1,025	1,136,510
4.00%, 8/15/31	1,270	1,405,153

24
See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Hingham, MA:
3.00%, 2/15/37	$1,700	$ 1,709,605
4.00%, 2/15/33	410	451,406
Lexington, MA, 4.00%, 2/1/29	1,855	2,048,514
Lincoln, MA:
4.00%, 3/1/30	2,120	2,337,894
4.00%, 3/1/31	2,205	2,425,500
Manchester Essex Regional School District, MA:
4.00%, 2/1/41	1,075	1,156,668
4.00%, 2/1/42	975	1,047,657
Massachusetts, 5.00%, 3/1/31	3,000	3,171,900
Medford, MA, 5.00%, 7/15/29	735	857,730
Shrewsbury, MA, 4.00%, 7/15/33	2,370	2,605,199
Swampscott, MA, 5.00%, 1/15/26	355	396,393
Weston, MA:
4.00%, 1/15/31	1,275	1,417,060
4.00%, 1/15/32	1,495	1,657,880
		$ 42,797,977
Hospital — 10.8%
Massachusetts Development Finance Agency, (Berkshire Health Systems):
5.00%, 10/1/28	$1,600	$ 1,853,904
5.00%, 10/1/29	600	706,146
5.00%, 10/1/31	400	484,360
Massachusetts Development Finance Agency, (Beth Israel Lahey Health):
5.00%, 7/1/32	375	434,880
5.00%, 7/1/33	625	723,713
5.00%, 7/1/38	600	690,042
Massachusetts Development Finance Agency, (CareGroup):
5.00%, 7/1/27	1,000	1,112,550
5.00%, 7/1/43	2,000	2,271,920
Massachusetts Development Finance Agency, (Children's Hospital), Prerefunded to 10/1/24, 5.00%, 10/1/31	1,840	1,973,713
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/36	1,690	1,880,463
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	2,000	2,149,520
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/37	1,600	1,815,232
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	2,795	3,063,096
		$ 19,159,539
Security	Principal Amount (000's omitted)	Value
Housing — 1.7%
Massachusetts Housing Finance Agency, (Mill Road Apartments), 1.06%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(3)	$2,935	$ 2,935,000
		$ 2,935,000
Industrial Development Revenue — 0.8%
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(4)	$670	$ 675,387
(AMT), 4.875%, 11/1/42(4)	740	748,169
		$ 1,423,556
Insured - Education — 3.8%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(5)	$5,460	$ 6,837,940
		$ 6,837,940
Insured - Special Tax Revenue — 4.4%
Martha's Vineyard Land Bank, MA, (BAM), 5.00%, 5/1/26	$1,760	$ 1,890,610
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	5,956,851
		$ 7,847,461
Senior Living/Life Care — 1.2%
Massachusetts Development Finance Agency, (Carleton-Willard Village):
4.00%, 12/1/42	$490	$ 519,601
5.00%, 12/1/42	525	575,379
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(4)	205	226,105
5.00%, 11/15/38(4)	135	148,404
Massachusetts Development Finance Agency, (Loomis Communities), 4.00%, 1/1/51	690	702,392
		$ 2,171,881
Special Tax Revenue — 3.7%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$100	$ 113,187
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/40	2,500	2,749,800
5.00%, 7/1/26	2,000	2,244,060
5.25%, 7/1/31	1,240	1,543,441
		$ 6,650,488

25
See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Student Loan — 0.6%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/23	$1,000	$ 1,033,890
		$ 1,033,890
Transportation — 8.1%
Massachusetts Port Authority:
(AMT), 5.00%, 7/1/31	$1,555	$ 1,768,408
(AMT), 5.00%, 7/1/34	2,110	2,336,825
(AMT), 5.00%, 7/1/38	1,400	1,606,962
(AMT), 5.00%, 7/1/43	3,000	3,254,130
(AMT), 5.00%, 7/1/46	3,000	3,392,340
Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/27	2,000	2,130,980
		$ 14,489,645
Water and Sewer — 0.4%
Springfield Water and Sewer Commission, MA:
4.00%, 4/15/30	$225	$ 248,236
4.00%, 4/15/33	335	365,193
		$ 613,429
Total Tax-Exempt Municipal Obligations (identified cost $164,711,986)		$167,762,746

Taxable Municipal Obligations — 5.6%
Security	Principal Amount (000's omitted)	Value
Education — 2.0%
Massachusetts Development Finance Agency, (Berklee College of Music), 2.582%, 10/1/35	$1,000	$ 867,870
University of Massachusetts Building Authority, 2.917%, 11/1/33	2,850	2,696,442
		$ 3,564,312
Insured - Hospital — 0.6%
Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.89%, 7/1/25	$1,000	$ 1,017,130
		$ 1,017,130
Special Tax Revenue — 2.0%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 1.525%, 7/1/27	$1,500	$ 1,386,570
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Massachusetts School Building Authority, 2.95%, 5/15/43	$2,500	$ 2,211,450
		$ 3,598,020
Student Loan — 1.0%
Massachusetts Educational Financing Authority, 2.305%, 7/1/29	$2,000	$ 1,841,120
		$ 1,841,120
Total Taxable Municipal Obligations (identified cost $10,864,885)		$ 10,020,582
Total Investments — 99.8% (identified cost $175,576,871)		$177,783,328
Other Assets, Less Liabilities — 0.2%		$ 422,125
Net Assets — 100.0%		$178,205,453
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2022.
(2)	When-issued security.
(3)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2022.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $1,911,253 or 1.1% of the Fund's net assets.
(5)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2022, 8.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 3.8% of total investments.

26
See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SPA	– Standby Bond Purchase Agreement
27
See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.4%
Montefiore Obligated Group, 4.287%, 9/1/50	$2,080	$ 1,786,288
Total Corporate Bonds (identified cost $2,101,721)		$ 1,786,288

Tax-Exempt Municipal Obligations — 92.1%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.4%
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority):
5.00%, 6/15/35	$1,000	$ 1,171,180
5.00%, 6/15/36	1,140	1,334,051
New York State Environmental Facilities Corp., (State Revolving Fund):
Green Bonds, 4.00%, 10/15/34	400	443,704
Green Bonds, 4.00%, 10/15/38	750	821,227
Green Bonds, 5.00%, 4/15/33	400	481,180
Green Bonds, 5.00%, 8/15/44	4,680	5,435,399
		$ 9,686,741
Cogeneration — 0.2%
Suffolk County Industrial Development Agency, NY, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$845	$ 851,718
		$ 851,718
Education — 12.9%
Albany Capital Resource Corp., NY, (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	$250	$ 264,220
Albany Capital Resource Corp., NY, (Empire Commons Student Housing, Inc.):
5.00%, 5/1/28	300	332,193
5.00%, 5/1/29	540	595,507
5.00%, 5/1/30	635	697,420
5.00%, 5/1/31	450	493,317
5.00%, 5/1/32	1,095	1,195,959
Build NYC Resource Corp., NY, (Academic Leadership Charter School), 4.00%, 6/15/36	200	209,850
Build NYC Resource Corp., NY, (New World Preparatory Charter School):
4.00%, 6/15/31	240	246,312
Security	Principal Amount (000's omitted)	Value
Education (continued)
Build NYC Resource Corp., NY, (New World Preparatory Charter School): (continued)
4.00%, 6/15/41	$315	$ 314,984
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 4.00%, 7/1/37	250	259,953
Hempstead Local Development Corp., NY, (Hofstra University):
5.00%, 7/1/29	100	116,309
5.00%, 7/1/30	100	117,901
5.00%, 7/1/31	130	155,294
5.00%, 7/1/32	300	356,661
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester):
5.00%, 10/1/31	235	260,878
5.00%, 10/1/32	260	288,434
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School):
5.00%, 6/1/40(1)	430	470,747
5.00%, 6/1/59(1)	1,600	1,722,880
New York Dormitory Authority, (Brooklyn Law School), 5.00%, 7/1/33	1,650	1,865,226
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	8,910	10,279,645
New York Dormitory Authority, (Iona College):
5.00%, 7/1/29(2)	150	167,610
5.00%, 7/1/32(2)	275	314,842
5.00%, 7/1/46	375	419,614
New York Dormitory Authority, (New York University):
4.00%, 7/1/37	1,500	1,644,120
4.00%, 7/1/38	1,125	1,230,030
New York Dormitory Authority, (Rochester Institute of Technology):
5.00%, 7/1/37	1,450	1,671,922
5.00%, 7/1/40	1,265	1,452,751
New York Dormitory Authority, (Rockefeller University), Green Bonds, 5.00%, 7/1/50	8,095	9,362,353
New York Dormitory Authority, (State University of New York):
5.00%, 7/1/28	500	580,700
5.00%, 7/1/29	500	590,245
5.00%, 7/1/30	750	898,417
5.00%, 7/1/31	650	789,561
5.00%, 7/1/32	400	492,744
Saratoga County Capital Resource Corp., NY, (Skidmore College), 5.00%, 7/1/45	1,320	1,527,478
St. Lawrence County Industrial Development Agency, NY, (Clarkson University):
Series 2021A, 5.00%, 9/1/36	100	114,587

28
See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
St. Lawrence County Industrial Development Agency, NY, (Clarkson University): (continued)
Series 2021A, 5.00%, 9/1/37	$130	$ 148,630
Series 2021A, 5.00%, 9/1/38	125	142,784
Series 2021A, 5.00%, 9/1/39	125	142,438
Series 2021A, 5.00%, 9/1/40	100	113,678
Series 2021A, 5.00%, 9/1/41	125	141,674
Series 2021B, 5.00%, 9/1/34	235	269,872
Series 2021B, 5.00%, 9/1/35	230	263,831
Series 2021B, 5.00%, 9/1/36	250	286,467
Series 2021B, 5.00%, 9/1/37	260	297,261
Series 2021B, 5.00%, 9/1/38	210	239,877
Series 2021B, 5.00%, 9/1/39	200	227,900
Series 2021B, 5.00%, 9/1/40	250	284,195
Series 2021B, 5.00%, 9/1/41	250	283,348
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute):
5.00%, 9/1/37	1,250	1,454,550
5.00%, 9/1/38	3,925	4,560,261
5.00%, 9/1/39	1,500	1,740,135
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/40	775	822,476
		$ 52,920,041
Electric Utilities — 6.9%
Long Island Power Authority, NY, Electric System Revenue:
4.00%, 9/1/38	$2,900	$ 3,122,894
4.00%, 9/1/41	2,030	2,175,307
5.00%, 9/1/32	750	888,053
5.00%, 9/1/35	2,400	2,759,544
5.00%, 9/1/39	2,500	2,854,325
New York Power Authority:
4.00%, 11/15/45	4,575	4,862,722
Green Bonds, 4.00%, 11/15/50	7,240	7,660,137
Green Bonds, 4.00%, 11/15/55	730	769,413
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,045,279
		$ 28,137,674
Escrowed/Prerefunded — 3.5%
Chautauqua County Capital Resource Corp. NY, (Jamestown Center City Development Corp.), Prerefunded to 5/1/22, 2.50%, 11/1/31	$2,375	$ 2,377,897
Geneva Development Corp., NY, (Hobart and William Smith Colleges), Prerefunded to 9/1/22, 5.00%, 9/1/32	1,250	1,269,638
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Sales Tax Asset Receivable Corp., NY:
Prerefunded to 10/15/24, 5.00%, 10/15/27	$5,000	$ 5,381,700
Prerefunded to 10/15/24, 5.00%, 10/15/28	5,000	5,381,700
		$ 14,410,935
General Obligations — 5.9%
Bedford Village Fire District, NY:
2.00%, 11/15/33	$420	$ 389,298
2.00%, 11/15/34	430	394,405
2.00%, 11/15/35	490	427,363
East Irondequoit Central School District, NY, 4.00%, 6/15/27	275	301,312
East Meadow Union Free School District, NY:
2.00%, 6/15/33	950	848,711
2.00%, 6/15/34	970	851,689
3.00%, 6/15/32	920	951,473
Hempstead, NY, 4.00%, 6/15/32	3,000	3,334,800
New York, NY:
4.00%, 3/1/36	260	275,454
4.00%, 8/1/38	1,885	2,006,319
5.00%, 8/1/27(2)	2,000	2,274,560
North Hempstead, NY, 2.00%, 9/15/35	170	144,726
Pelham Union Free School District, NY:
2.00%, 11/1/31	2,180	2,054,258
2.00%, 11/1/32	1,445	1,341,928
2.00%, 11/1/33	530	484,701
2.00%, 11/1/34	2,015	1,821,943
2.00%, 11/1/35	2,225	1,929,209
Puerto Rico, 5.625%, 7/1/29	1,000	1,117,200
Suffolk County, NY, 5.00%, 6/15/31	1,775	2,099,931
Valley Stream, NY:
2.25%, 5/15/27	250	238,730
2.375%, 5/15/28	255	242,176
Westchester County, NY, 2.00%, 10/15/33	510	454,068
		$ 23,984,254
Hospital — 5.7%
Brookhaven Local Development Corp., NY, (Long Island Community Hospital):
5.00%, 10/1/32	$700	$ 786,100
5.00%, 10/1/33	730	818,513
5.00%, 10/1/34	750	839,917
5.00%, 10/1/35	800	895,000

29
See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/47	$505	$ 503,389
5.00%, 11/1/37	1,615	1,754,439
Monroe County Industrial Development Corp., NY, (Rochester Regional Health), 5.00%, 12/1/34	500	582,460
New York Dormitory Authority, (Catholic Health System Obligated Group):
4.00%, 7/1/38	975	917,563
4.00%, 7/1/39	1,130	1,057,940
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/30	750	821,370
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/30	3,480	3,700,562
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/53	3,000	3,104,790
New York Dormitory Authority, (Orange Regional Medical Center):
5.00%, 12/1/30(1)	4,500	5,051,655
5.00%, 12/1/32(1)	2,200	2,461,184
		$ 23,294,882
Housing — 1.2%
New York City Housing Development Corp., NY:
2.60%, 11/1/46	$2,000	$ 1,626,420
Green Bonds, 0.60% to 7/1/25 (Put Date), 5/1/61	800	746,368
New York Mortgage Agency, 3.65%, 4/1/32	115	117,913
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II):
5.00%, 6/1/27	185	203,574
5.00%, 6/1/28	550	602,184
5.00%, 6/1/29	160	174,303
5.00%, 6/1/42	1,250	1,322,600
		$ 4,793,362
Industrial Development Revenue — 3.4%
Build NYC Resource Corp., NY, (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(1)	$465	$ 479,108
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	3,845	3,930,974
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	930	906,480
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/35	$4,165	$ 4,669,049
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	4,000	4,038,160
		$ 14,023,771
Insured - Education — 3.3%
New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	$6,600	$ 8,223,204
New York Dormitory Authority, (School Districts Revenue Bond Financing Program):
(AGM), 5.00%, 10/1/30	1,750	2,084,513
(AGM), 5.00%, 10/1/31	2,800	3,325,756
		$ 13,633,473
Insured - Escrowed/Prerefunded — 2.3%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$11,530	$ 9,483,540
		$ 9,483,540
Insured - General Obligations — 3.6%
East Ramapo Central School District, NY, (AGM), 4.00%, 12/15/28	$620	$ 664,144
Monroe County, NY:
(AGM), 5.00%, 6/1/29	300	349,155
(AGM), 5.00%, 6/1/30	1,420	1,674,620
Nassau County, NY:
(AGM), 4.00%, 4/1/44	3,370	3,634,174
(AGM), 5.00%, 4/1/38	4,025	4,688,441
Oyster Bay, NY:
(AGM), 4.00%, 3/1/27	800	860,128
(AGM), 4.00%, 3/1/28	950	1,029,648
(AGM), 4.00%, 8/1/28	1,995	2,012,556
		$ 14,912,866
Insured - Lease Revenue/Certificates of Participation — 0.1%
New York Dormitory Authority, (St. Lawrence-Lewis):
(BAM), 4.00%, 8/15/27	$195	$ 211,914
(BAM), 4.00%, 8/15/29	225	248,711
		$ 460,625
Insured - Other Revenue — 1.7%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 5.00%, 1/1/29	$1,500	$ 1,716,885

30
See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Other Revenue (continued)
New York City Industrial Development Agency, NY, (Yankee Stadium):
(AGC), 0.00%, 3/1/31	$1,690	$ 1,268,531
(AGM), 3.00%, 3/1/39	3,620	3,353,568
(AGM), 3.00%, 3/1/40	720	660,614
		$ 6,999,598
Insured - Solid Waste — 0.5%
Onondaga County Resource Recovery Agency, NY:
(AGM), (AMT), 5.00%, 5/1/30	$275	$ 304,125
(AGM), (AMT), 5.00%, 5/1/31	350	386,022
(AGM), (AMT), 5.00%, 5/1/32	450	495,418
(AGM), (AMT), 5.00%, 5/1/33	375	412,478
(AGM), (AMT), 5.00%, 5/1/34	500	548,975
		$ 2,147,018
Insured - Transportation — 0.7%
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 5.00%, 11/15/44	$2,720	$ 3,014,794
		$ 3,014,794
Lease Revenue/Certificates of Participation — 1.1%
Hudson Yards Infrastructure Corp., NY, 5.00%, 2/15/42	$3,855	$ 4,283,136
		$ 4,283,136
Other Revenue — 3.8%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/49	$3,065	$ 3,582,801
Build NYC Resource Corp., NY, (Children's Aid Society):
4.00%, 7/1/36	125	135,706
4.00%, 7/1/37	165	178,885
4.00%, 7/1/38	150	162,090
Hudson Yards Infrastructure Corp., NY, Green Bonds, 4.00%, 2/15/40	3,250	3,523,650
New York City Cultural Resources Trust, NY, (Lincoln Center for the Performing Arts, Inc.), 5.00%, 12/1/31	1,800	2,161,548
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/43	3,560	3,868,901
New York Liberty Development Corp., (One World Trade Center), 4.00%, 2/15/43	2,000	2,097,100
		$ 15,710,681
Senior Living/Life Care — 3.6%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry):
4.00%, 11/1/45	$1,650	$ 1,736,691
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Brookhaven Local Development Corp., NY, (Jefferson's Ferry): (continued)
5.25%, 11/1/30	$830	$ 928,455
5.25%, 11/1/31	675	753,212
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	4,500	4,780,530
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.):
Series 2019A, 5.00%, 12/1/40	150	164,312
Series 2020B, 5.00%, 12/1/40	2,000	2,190,820
Tompkins County Development Corp., NY, (Kendal at Ithaca), 5.00%, 7/1/34	100	105,390
Westchester County Local Development Corp., NY, (Kendal on Hudson):
5.00%, 1/1/28	1,090	1,111,233
5.00%, 1/1/34	1,485	1,510,067
Westchester County Local Development Corp., NY, (Miriam Osborn Memorial Home Association):
5.00%, 7/1/27	270	295,631
5.00%, 7/1/28	640	699,059
5.00%, 7/1/29	250	272,982
		$ 14,548,382
Special Tax Revenue — 11.1%
Nassau County Interim Finance Authority, NY, Sales Tax Revenue:
4.00%, 11/15/35	$1,250	$ 1,403,987
5.00%, 11/15/35	1,750	2,129,837
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/38	3,010	3,166,460
4.00%, 2/1/42	4,000	4,208,440
4.00%, 5/1/44	3,390	3,517,125
4.00%, 11/1/45	4,505	4,676,010
5.00%, 5/1/39	2,160	2,402,827
5.00%, 11/1/39	2,195	2,480,460
5.00%, 2/1/47(2)	1,500	1,721,779
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/41	1,500	1,591,980
4.00%, 3/15/47	4,250	4,423,145
5.00%, 2/15/48	3,165	3,601,960
New York Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/36	1,960	2,172,366
5.00%, 3/15/40	4,000	4,514,760
(AMT), 5.00%, 3/15/33	890	1,024,150

31
See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York State Urban Development Corp., Sales Tax Revenue, 4.00%, 3/15/42	$2,500	$ 2,639,700
		$ 45,674,986
Transportation — 14.3%
Albany County Airport Authority, NY:
(AMT), 5.00%, 12/15/24	$1,000	$ 1,066,150
(AMT), 5.00%, 12/15/25	500	542,530
(AMT), 5.00%, 12/15/26	1,000	1,101,350
Buffalo and Fort Erie Public Bridge Authority, NY, 5.00%, 1/1/37	200	222,596
Nassau County Bridge Authority, NY, 5.00%, 10/1/40	1,915	1,921,013
New York Bridge Authority:
5.00%, 1/1/31	220	262,018
5.00%, 1/1/32	400	483,424
New York Thruway Authority:
4.00%, 1/1/45	5,425	5,623,609
5.00%, 1/1/37	775	868,233
5.00%, 1/1/40	1,940	2,193,752
Series 2016A, 5.00%, 1/1/33	3,125	3,419,406
Series 2019B, 5.00%, 1/1/33	1,910	2,195,965
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	8,100	8,492,769
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/39	2,760	2,858,974
4.00%, 12/1/41	2,500	2,583,875
5.00%, 12/1/33	500	563,110
(AMT), 4.00%, 12/1/40	100	101,705
(AMT), 4.00%, 12/1/41	1,000	1,012,680
(AMT), 5.00%, 12/1/35	550	614,988
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport):
(AMT), 5.00%, 4/1/26	1,210	1,268,322
(AMT), 5.00%, 4/1/28	525	587,911
(AMT), 5.00%, 4/1/29	275	311,545
(AMT), 5.00%, 4/1/30	460	519,395
(AMT), 5.00%, 4/1/31	180	202,671
Port Authority of New York and New Jersey:
4.00%, 11/1/41	1,100	1,179,717
4.00%, 11/1/49	2,000	2,121,440
5.00%, 9/1/37	4,000	4,601,800
6.125%, 6/1/94	2,500	2,677,475
(AMT), 3.00%, 10/1/27	640	653,587
(AMT), 4.00%, 3/15/30	2,500	2,630,925
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Port Authority of New York and New Jersey: (continued)
(AMT), 4.00%, 9/1/38	$1,000	$ 1,042,730
(AMT), 5.00%, 10/15/24	1,750	1,864,677
(AMT), 5.00%, 10/15/35	1,520	1,695,058
(AMT), 5.00%, 11/15/37	1,250	1,404,838
		$ 58,890,238
Water and Sewer — 3.9%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/37	$1,000	$ 1,080,290
4.00%, 6/15/40	1,255	1,331,743
4.00%, 6/15/41	1,000	1,064,960
5.00%, 6/15/40	1,100	1,269,213
5.00%, 6/15/50	3,025	3,439,697
(SPA: State Street Bank and Trust Company), 0.04%, 6/15/49(3)	500	500,000
Series 2018 CC-1, 5.00%, 6/15/48	2,200	2,468,774
Series 2018 EE, 5.00%, 6/15/35	1,130	1,239,938
Series 2020 GG-1, 5.00%, 6/15/48	1,920	2,172,634
Western Nassau County Water Authority, NY:
Green Bonds, 4.00%, 4/1/34	275	306,468
Green Bonds, 4.00%, 4/1/35	325	361,182
Green Bonds, 5.00%, 4/1/30	125	149,881
Green Bonds, 5.00%, 4/1/31	140	170,417
Green Bonds, 5.00%, 4/1/32	225	272,824
Green Bonds, 5.00%, 4/1/33	275	332,552
		$ 16,160,573
Total Tax-Exempt Municipal Obligations (identified cost $386,372,406)		$378,023,288

Taxable Municipal Obligations — 1.4%
Security	Principal Amount (000's omitted)	Value
General Obligations — 1.1%
New York, NY, 1.50%, 8/1/28	$5,000	$ 4,535,350
		$ 4,535,350

32
See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 0.3%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$1,375	$ 1,334,094
		$ 1,334,094
Total Taxable Municipal Obligations (identified cost $6,389,332)		$ 5,869,444

Miscellaneous — 0.1%
Security	Units	Value
Real Estate — 0.1%
CMS Liquidating Trust(4)(5)	400	$ 503,876
Total Miscellaneous (identified cost $1,280,000)		$ 503,876
Total Investments — 94.0% (identified cost $396,143,459)		$386,182,896
Other Assets, Less Liabilities — 6.0%		$ 24,528,095
Net Assets — 100.0%		$410,710,991
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $15,130,214 or 3.7% of the Fund's net assets.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2022.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(5)	Non-income producing security.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2022, 13.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 8.1% of total investments.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	(113)	Short	6/21/22	$(16,957,063)	$ 450,022
					$450,022
33
See Notes to Financial Statements.

Eaton Vance
New York Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement
34
See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 99.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.7%
Ohio Water Development Authority:
4.00%, 6/1/36	$1,500	$ 1,601,100
5.00%, 12/1/35	2,000	2,220,400
Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 12/1/40	1,000	1,175,630
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	1,670	1,963,185
		$ 6,960,315
Education — 13.7%
Bowling Green State University, OH:
4.00%, 6/1/39	$750	$ 801,345
4.00%, 6/1/45	1,300	1,374,464
Kent State University, OH:
5.00%, 5/1/37	215	251,819
5.00%, 5/1/38	250	292,378
5.00%, 5/1/39	265	309,464
5.00%, 5/1/40	405	472,271
Miami University, OH, 5.00%, 9/1/35	140	168,806
Ohio Higher Educational Facility Commission, (Case Western Reserve University):
4.00%, 12/1/44	2,000	2,175,520
5.00%, 12/1/26	350	394,212
5.00%, 12/1/27	300	337,329
5.00%, 12/1/40	1,000	1,112,240
Ohio Higher Educational Facility Commission, (Denison University):
4.00%, 11/1/39	115	126,324
5.25%, 11/1/46	1,355	1,541,041
Ohio Higher Educational Facility Commission, (Kenyon College), 4.00%, 7/1/40	1,000	1,054,040
Ohio Higher Educational Facility Commission, (Oberlin College):
5.00%, 10/1/33	2,000	2,085,900
5.00%, 10/1/38	910	947,992
Ohio Higher Educational Facility Commission, (The College of Wooster), 5.00%, 9/1/36	1,000	1,143,820
Ohio Higher Educational Facility Commission, (University of Dayton), 5.00%, 12/1/32	550	595,496
Ohio State University:
5.00%, 12/1/29	1,060	1,259,503
Green Bonds, 5.00%, 12/1/36	615	747,569
Ohio University, 5.00%, 12/1/35	500	558,430
Security	Principal Amount (000's omitted)	Value
Education (continued)
Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.):
4.00%, 4/1/33	$335	$ 363,643
4.00%, 4/1/34	510	552,911
4.00%, 4/1/35	350	379,019
4.00%, 4/1/36	350	377,913
4.00%, 4/1/37	560	603,585
4.00%, 4/1/38	400	430,484
4.00%, 4/1/39	415	445,959
4.00%, 4/1/40	415	445,307
University of Cincinnati, OH:
4.00%, 6/1/37	1,210	1,304,949
5.00%, 6/1/34	585	649,221
5.00%, 6/1/45	2,000	2,251,180
		$ 25,554,134
Electric Utilities — 3.2%
American Municipal Power, Inc., OH, (Freemont Energy Center):
4.00%, 2/15/36	$1,750	$ 1,884,662
5.00%, 2/15/31	250	298,213
American Municipal Power, Inc., OH, (Greenup Hydroelectric Facility), 5.00%, 2/15/46	1,000	1,086,180
American Municipal Power, Inc., OH, (Meldahl Hydroelectric):
4.00%, 2/15/34	2,005	2,095,606
5.00%, 2/15/33	595	650,400
		$ 6,015,061
Escrowed/Prerefunded — 3.6%
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), Prerefunded to 10/1/22, 5.00%, 10/1/32	$500	$ 509,390
Cleveland, OH, Income Tax Revenue, (Parks and Recreation Facilities Improvements), Prerefunded to 10/1/22, 5.00%, 10/1/35	1,000	1,018,530
Cuyahoga County, OH, Sales Tax Revenue, Prerefunded to 12/1/24, 5.00%, 12/1/35	1,000	1,079,790
Highland Local School District, OH:
Prerefunded to 6/1/23, 5.00%, 12/1/37	540	560,196
Prerefunded to 6/1/23, 5.00%, 12/1/39	1,100	1,141,140
Lakewood City School District, OH, Prerefunded to 11/1/22, 5.00%, 11/1/36	1,030	1,052,227
Northeast Ohio Regional Sewer District, Prerefunded to 11/15/24, 5.00%, 11/15/44	1,255	1,353,693

35
See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	$45	$ 53,784
Ohio, (Cleveland Clinic Health System), Prerefunded to 1/1/28, 4.00%, 1/1/43	20	21,928
		$ 6,790,678
General Obligations — 7.7%
Butler County, OH, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$ 1,003,400
Columbus City School District, OH, 5.00%, 12/1/30	1,500	1,666,560
Columbus, OH, 5.00%, 4/1/38	3,000	3,577,260
Cuyahoga Community College District, OH:
3.50%, 12/1/39	1,400	1,441,202
4.00%, 12/1/42	1,500	1,613,265
Northwest Local School District, OH, Prerefunded to 12/1/23, 5.00%, 12/1/40	500	525,965
Ohio:
5.00%, 5/1/33	1,500	1,698,345
5.00%, 3/1/40	1,500	1,817,490
Streetsboro City School District, OH, 4.00%, 12/1/36	210	229,253
Westerville City School District, OH, 4.00%, 12/1/33	625	690,362
		$ 14,263,102
Hospital — 16.5%
Akron, OH, Bath and Copley Joint Township Hospital District, (Children's Hospital Medical Center of Akron):
5.00%, 11/15/32	$2,450	$ 2,460,584
5.00%, 11/15/38	1,155	1,192,942
Akron, OH, Bath and Copley Joint Township Hospital District, (Summa Health Obligated Group):
4.00%, 11/15/35	500	532,565
4.00%, 11/15/37	150	159,530
Allen County, OH, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/40	1,000	1,052,830
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	5,150	5,328,396
Bluffton, OH, (Blanchard Valley Health System), 5.00%, 12/1/31	750	843,863
Butler County, OH, (UC Health):
4.00%, 11/15/37	920	972,955
5.00%, 11/15/28	590	670,346
Franklin County, OH, (Nationwide Children's Hospital), 5.00%, 11/1/34	750	849,562
Franklin County, OH, (OhioHealth Corp.):
4.00%, 5/15/47	2,000	2,127,020
5.00%, 5/15/40	1,200	1,294,080
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/46	$2,000	$ 2,212,320
Hamilton County, OH, (UC Health), 5.00%, 9/15/45	1,125	1,288,474
Miami County, OH, (Kettering Health Network Obligated Group), 5.00%, 8/1/38	1,000	1,137,630
Middleburg Heights, OH, (Southwest General Health Center), 4.00%, 8/1/47	2,000	2,116,060
Montgomery County, OH, (Kettering Health Network Obligated Group), 4.00%, 8/1/41	500	526,745
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	469,453
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.):
5.00%, 1/15/27	1,500	1,534,485
5.00%, 1/15/29	450	460,134
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/43	2,165	2,261,624
Ohio, (University Hospitals Health System, Inc.), 4.00%, 1/15/39	1,100	1,158,333
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	225,526
		$ 30,875,457
Housing — 0.2%
Ohio Housing Finance Agency, 3.00%, 9/1/39	$430	$ 418,837
		$ 418,837
Industrial Development Revenue — 1.8%
Cleveland, OH, (Continental Airlines), (AMT), 5.375%, 9/15/27	$1,630	$ 1,632,820
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(2)	1,700	1,726,911
		$ 3,359,731
Insured - Electric Utilities — 7.7%
Cleveland, OH, Public Power System Revenue:
(AGM), 4.00%, 11/15/36	$1,000	$ 1,089,210
(AGM), 5.00%, 11/15/24	1,265	1,361,355
(NPFG), 0.00%, 11/15/27	2,540	2,195,551
Ohio Municipal Electric Generation Agency:
(NPFG), 0.00%, 2/15/26	3,000	2,723,490
(NPFG), 0.00%, 2/15/27	2,500	2,203,075
(NPFG), 0.00%, 2/15/28	4,750	4,048,710
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	770	794,347
		$ 14,415,738

36
See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Escrowed/Prerefunded — 0.3%
Cleveland, OH, Public Power System Revenue, (AGM), Escrowed to Maturity, 5.00%, 11/15/24	$235	$ 253,168
Warrensville Heights City School District, OH, (BAM), Prerefunded to 12/1/24, 5.00%, 12/1/44	215	231,864
		$ 485,032
Insured - General Obligations — 18.0%
Cincinnati City School District, OH, (AGM), 5.25%, 1/12/19(1)	$7,500	$ 9,083,550
Cleveland, OH, (AMBAC), 5.50%, 10/1/23	2,105	2,221,638
Gahanna-Jefferson City School District, OH, (AGM), 4.00%, 12/1/44	1,500	1,641,270
Kettering City School District, OH, (AGM), 5.25%, 12/1/31	4,505	5,235,486
Mason City School District, OH, (AGM), 5.25%, 12/1/31	3,525	4,239,870
Springboro Community City School District, OH, (AGM), 5.25%, 12/1/30	5,000	5,956,250
Warrensville Heights City School District, OH, (BAM), 5.00%, 12/1/44	85	90,595
Westerville City School District, OH, (XLCA), 5.00%, 12/1/27	4,590	5,201,480
		$ 33,670,139
Insured - Hospital — 1.0%
Lucas County, OH, (ProMedica Healthcare Obligated Group), (AGM), 4.00%, 11/15/45	$1,725	$ 1,787,428
		$ 1,787,428
Insured - Transportation — 3.9%
Cleveland, OH, Airport System Revenue, (AGM), (AMT), 5.00%, 1/1/43	$1,000	$ 1,106,210
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	3,420	3,587,922
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,601,115
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	940	996,344
		$ 7,291,591
Insured - Water and Sewer — 2.2%
Newark, OH, Water System Revenue, (AGM), 5.00%, 12/1/39	$3,680	$ 4,069,086
		$ 4,069,086
Other Revenue — 3.9%
Buckeye Tobacco Settlement Financing Authority, OH, 4.00%, 6/1/38	$1,875	$ 1,955,850
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Cuyahoga County, OH, (Cleveland Orchestra):
5.00%, 1/1/33	$400	$ 453,600
5.00%, 1/1/34	300	339,777
5.00%, 1/1/35	500	565,705
5.00%, 1/1/41	725	814,400
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	1,775	1,776,899
Summit County Port Authority, OH, Prerefunded to 12/1/22, 5.00%, 12/1/31	1,410	1,443,685
		$ 7,349,916
Senior Living/Life Care — 1.8%
Butler County Port Authority, OH, (Community First Solutions), 4.00%, 5/15/46	$650	$ 695,975
Franklin County, OH, (Ohio Living Communities), 4.00%, 7/1/40(3)	1,000	1,000,710
Lorain County Port Authority, OH, (Kendal at Oberlin), Prerefunded to 11/15/23, 5.00%, 11/15/30	580	609,064
Warren County, OH, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	948,159
		$ 3,253,908
Special Tax Revenue — 5.4%
Akron, OH, Income Tax Revenue:
4.00%, 12/1/36	$655	$ 700,437
4.00%, 12/1/37	520	555,833
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	100	113,187
Cleveland, OH, Income Tax Revenue:
4.00%, 10/1/31	470	523,589
4.00%, 10/1/32	520	576,176
Cuyahoga County, OH, Sales Tax Revenue, 4.00%, 1/1/37	575	632,759
Delaware County, OH, Sales Tax Revenue, 5.00%, 12/1/28	2,000	2,177,340
Franklin County Convention Facilities Authority, OH, 5.00%, 12/1/26	1,000	1,071,980
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/39	525	556,983
Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/43	1,000	1,151,470
Greater Cleveland Regional Transit Authority, OH, Sales Tax Revenue, Prerefunded to 12/1/26, 5.00%, 12/1/31	435	492,842
Green, OH, Income Tax Revenue, (Community Learning Centers):
Prerefunded to 12/1/22, 5.00%, 12/1/26	570	583,806
Prerefunded to 12/1/22, 5.00%, 12/1/28	940	962,767
		$ 10,099,169

37
See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 1.3%
Cleveland, OH, Airport System Revenue, (AMT), 5.00%, 1/1/27	$625	$ 689,719
Ohio Turnpike and Infrastructure Commission, 5.00%, 2/15/46	1,500	1,760,910
		$ 2,450,629
Water and Sewer — 4.0%
Cleveland, OH, Water Pollution Control Revenue, 5.00%, 11/15/41	$945	$ 1,027,158
Columbus, OH, Sewerage System Revenue, 5.00%, 6/1/30	1,500	1,670,985
Hamilton County, OH, Sewer System Revenue, 5.00%, 12/1/35	1,000	1,199,400
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/33	1,265	1,338,598
Toledo, OH, Water System Revenue, 5.00%, 11/15/41	2,000	2,214,360
		$ 7,450,501
Total Tax-Exempt Municipal Obligations (identified cost $181,152,067)		$186,560,452
Total Investments — 99.9% (identified cost $181,152,067)		$186,560,452
Other Assets, Less Liabilities — 0.1%		$ 228,761
Net Assets — 100.0%		$186,789,213

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $1,840,098 or 1.0% of the Fund's net assets.
(3)	When-issued security.
The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2022, 33.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 20.1% of total investments.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	(30)	Short	6/21/22	$(4,501,875)	$ 119,475
					$119,475
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.
XLCA	– XL Capital Assurance, Inc.
38
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Statements of Assets and Liabilities (Unaudited)

	March 31, 2022
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Assets
Investments:
Identified cost	$ 632,076,312	$ 175,576,871	$ 396,143,459	$ 181,152,067
Unrealized appreciation (depreciation)	(9,586,875)	2,206,457	(9,960,563)	5,408,385
Investments, at value	$622,489,437	$177,783,328	$386,182,896	$186,560,452
Cash	$ 54,085,018	$ 8,296,062	$ 12,689,920	$ 10,284,217
Deposits for derivatives collateral:
Futures contracts	—	—	395,550	105,047
Interest receivable	5,010,881	1,652,988	4,594,972	2,382,115
Receivable for investments sold	10,101,914	—	310,000	—
Receivable for Fund shares sold	1,710,267	689,822	14,441,121	226,100
Total assets	$693,397,517	$188,422,200	$418,614,459	$199,557,931
Liabilities
Payable for floating rate notes issued	$ —	$ 3,674,853	$ —	$ 9,168,336
Payable for investments purchased	2,263,106	2,000,000	—	1,976,839
Payable for when-issued securities	47,354,588	3,470,520	4,529,075	1,086,770
Payable for Fund shares redeemed	7,101,718	886,011	2,907,800	307,439
Payable for variation margin on open futures contracts	—	—	70,625	18,707
Distributions payable	93,001	46,461	88,436	43,568
Payable to affiliates:
Investment adviser fee	202,556	51,672	123,760	56,616
Distribution and service fees	52,255	20,749	53,190	25,359
Interest expense and fees payable	—	1,376	—	17,473
Accrued expenses	186,864	65,105	130,582	67,611
Total liabilities	$ 57,254,088	$ 10,216,747	$ 7,903,468	$ 12,768,718
Net Assets	$636,143,429	$178,205,453	$410,710,991	$186,789,213
Sources of Net Assets
Paid-in capital	$ 657,967,204	$ 177,319,777	$ 424,701,526	$ 190,748,589
Distributable earnings (accumulated loss)	(21,823,775)	885,676	(13,990,535)	(3,959,376)
Net Assets	$636,143,429	$178,205,453	$410,710,991	$186,789,213
Class A Shares
Net Assets	$ 136,616,501	$ 86,413,345	$ 214,440,261	$ 100,529,131
Shares Outstanding	13,291,572	10,315,756	22,414,860	11,578,869
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.28	$ 8.38	$ 9.57	$ 8.68
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 10.79	$ 8.80	$ 10.05	$ 9.11
Class C Shares
Net Assets	$ 25,491,869	$ 6,972,052	$ 17,809,609	$ 9,342,901
Shares Outstanding	2,684,082	832,490	1,860,751	1,076,685
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 9.50	$ 8.37	$ 9.57	$ 8.68
39
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2022
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class I Shares
Net Assets	$474,035,059	$84,820,056	$178,461,121	$76,917,181
Shares Outstanding	46,091,739	10,123,503	18,658,244	8,854,468
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.28	$ 8.38	$ 9.56	$ 8.69
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
40
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2022
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Investment Income
Interest income	$ 7,044,311	$ 2,450,416	$ 5,214,048	$ 3,177,404
Total investment income	$ 7,044,311	$ 2,450,416	$ 5,214,048	$ 3,177,404
Expenses
Investment adviser fee	$ 1,266,226	$ 329,180	$ 780,971	$ 344,945
Distribution and service fees:
Class A	181,118	93,480	240,038	108,173
Class C	144,919	37,240	98,822	50,835
Trustees’ fees and expenses	18,716	5,141	11,306	5,152
Custodian fee	88,416	25,115	52,123	25,026
Transfer and dividend disbursing agent fees	93,390	33,116	80,642	38,750
Legal and accounting services	42,406	30,067	43,240	27,224
Printing and postage	11,975	4,628	9,137	5,040
Registration fees	1,209	5,961	2,849	4,064
Interest expense and fees	—	10,446	—	31,559
Miscellaneous	55,781	15,048	31,879	19,087
Total expenses	$ 1,904,156	$ 589,422	$ 1,351,007	$ 659,855
Net investment income	$ 5,140,155	$ 1,860,994	$ 3,863,041	$ 2,517,549
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (11,991,282)	$ (988,808)	$ (4,961,075)	$ (394,213)
Futures contracts	—	—	1,080,596	286,884
Net realized loss	$(11,991,282)	$ (988,808)	$ (3,880,479)	$ (107,329)
Change in unrealized appreciation (depreciation):
Investments	$ (32,229,584)	$ (11,809,741)	$ (27,938,099)	$ (12,287,239)
Futures contracts	—	—	(41,492)	(11,015)
Net change in unrealized appreciation (depreciation)	$(32,229,584)	$(11,809,741)	$(27,979,591)	$(12,298,254)
Net realized and unrealized loss	$(44,220,866)	$(12,798,549)	$(31,860,070)	$(12,405,583)
Net decrease in net assets from operations	$(39,080,711)	$(10,937,555)	$(27,997,029)	$ (9,888,034)
41
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 5,140,155	$ 1,860,994	$ 3,863,041	$ 2,517,549
Net realized loss	(11,991,282)	(988,808)	(3,880,479)	(107,329)
Net change in unrealized appreciation (depreciation)	(32,229,584)	(11,809,741)	(27,979,591)	(12,298,254)
Net decrease in net assets from operations	$ (39,080,711)	$ (10,937,555)	$ (27,997,029)	$ (9,888,034)
Distributions to shareholders:
Class A	$ (1,397,111)	$ (856,883)	$ (4,020,693)	$ (1,375,966)
Class C	(181,656)	(42,419)	(270,141)	(95,877)
Class I	(6,044,230)	(957,711)	(3,195,626)	(1,027,763)
Total distributions to shareholders	$ (7,622,997)	$ (1,857,013)	$ (7,486,460)	$ (2,499,606)
Transactions in shares of beneficial interest:
Class A	$ 517,404	$ (3,935,152)	$ (16,676,294)	$ (4,274,880)
Class C	(3,492,330)	(989,869)	(2,916,120)	(1,070,918)
Class I	(63,090,595)	(8,721,792)	1,731,382	8,004,122
Net increase (decrease) in net assets from Fund share transactions	$ (66,065,521)	$ (13,646,813)	$ (17,861,032)	$ 2,658,324
Net decrease in net assets	$(112,769,229)	$ (26,441,381)	$ (53,344,521)	$ (9,729,316)
Net Assets
At beginning of period	$ 748,912,658	$ 204,646,834	$ 464,055,512	$ 196,518,529
At end of period	$ 636,143,429	$178,205,453	$410,710,991	$186,789,213
42
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2021
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 9,452,343	$ 4,036,725	$ 7,293,905	$ 4,971,854
Net realized gain	2,752,572	78,999	3,715,320	473,373
Net change in unrealized appreciation (depreciation)	884,910	(1,609,682)	3,858,579	(1,864,369)
Net increase in net assets from operations	$ 13,089,825	$ 2,506,042	$ 14,867,804	$ 3,580,858
Distributions to shareholders:
Class A	$ (2,231,599)	$ (1,894,087)	$ (9,739,841)	$ (2,850,002)
Class C	(228,505)	(102,588)	(885,587)	(191,452)
Class I	(8,633,538)	(2,144,549)	(7,211,868)	(1,879,740)
Total distributions to shareholders	$ (11,093,642)	$ (4,141,224)	$ (17,837,296)	$ (4,921,194)
Transactions in shares of beneficial interest:
Class A	$ (2,685,390)	$ (2,847,643)	$ 11,074,685	$ 6,479,775
Class C	1,716,077	(1,278,564)	(8,865,535)	344,168
Class I	161,157,108	3,717,250	26,936,878	11,046,442
Net increase (decrease) in net assets from Fund share transactions	$160,187,795	$ (408,957)	$ 29,146,028	$ 17,870,385
Net increase (decrease) in net assets	$162,183,978	$ (2,044,139)	$ 26,176,536	$ 16,530,049
Net Assets
At beginning of year	$ 586,728,680	$ 206,690,973	$ 437,878,976	$ 179,988,480
At end of year	$748,912,658	$204,646,834	$464,055,512	$196,518,529
43
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Financial Highlights

	California Opportunities Fund — Class A
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 10.990	$ 10.930	$ 10.800	$ 10.210	$ 10.410	$ 10.740
Income (Loss) From Operations
Net investment income(1)	$ 0.068	$ 0.136	$ 0.203	$ 0.258	$ 0.263	$ 0.262
Net realized and unrealized gain (loss)	(0.674)	0.089	0.177	0.590	(0.200)	(0.332)
Total income (loss) from operations	$ (0.606)	$ 0.225	$ 0.380	$ 0.848	$ 0.063	$ (0.070)
Less Distributions
From net investment income	$ (0.067)	$ (0.136)	$ (0.214)	$ (0.258)	$ (0.263)	$ (0.260)
From net realized gain	(0.037)	(0.029)	(0.036)	—	—	—
Total distributions	$ (0.104)	$ (0.165)	$ (0.250)	$ (0.258)	$ (0.263)	$ (0.260)
Net asset value — End of period	$ 10.280	$ 10.990	$ 10.930	$ 10.800	$ 10.210	$ 10.410
Total Return(2)	(5.56)% (3)	2.06%	3.58%	8.52%	0.52%	(0.60)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$136,617	$145,636	$147,662	$126,381	$107,204	$124,821
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.68% (4)	0.69%	0.71%	0.76%	0.77%	0.77%
Interest and fee expense(5)	—	—	0.01%	0.04%	0.07%	0.05%
Total expenses	0.68% (4)	0.69%	0.72%	0.80%	0.84%	0.82%
Net investment income	1.26% (4)	1.23%	1.88%	2.47%	2.56%	2.53%
Portfolio Turnover	69% (3)	104%	184%	235%	293%	146%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
44
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Financial Highlights — continued

	California Opportunities Fund — Class C
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$10.150	$ 10.110	$ 9.990	$ 9.440	$ 9.620	$ 9.930
Income (Loss) From Operations
Net investment income(1)	$ 0.025	$ 0.049	$ 0.113	$ 0.166	$ 0.172	$ 0.170
Net realized and unrealized gain (loss)	(0.613)	0.069	0.166	0.550	(0.180)	(0.311)
Total income (loss) from operations	$ (0.588)	$ 0.118	$ 0.279	$ 0.716	$ (0.008)	$ (0.141)
Less Distributions
From net investment income	$ (0.025)	$ (0.049)	$ (0.123)	$ (0.166)	$ (0.172)	$ (0.169)
From net realized gain	(0.037)	(0.029)	(0.036)	—	—	—
Total distributions	$ (0.062)	$ (0.078)	$ (0.159)	$ (0.166)	$ (0.172)	$ (0.169)
Net asset value — End of period	$ 9.500	$10.150	$10.110	$ 9.990	$ 9.440	$ 9.620
Total Return(2)	(5.83)% (3)	1.16%	2.83%	7.66%	(0.08)%	(1.40)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,492	$ 30,823	$ 28,977	$27,616	$24,437	$30,020
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.44% (4)	1.44%	1.46%	1.51%	1.52%	1.52%
Interest and fee expense(5)	—	—	0.01%	0.04%	0.07%	0.05%
Total expenses	1.44% (4)	1.44%	1.47%	1.55%	1.59%	1.57%
Net investment income	0.50% (4)	0.48%	1.13%	1.72%	1.80%	1.78%
Portfolio Turnover	69% (3)	104%	184%	235%	293%	146%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
45
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Financial Highlights — continued

	California Opportunities Fund — Class I
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 10.990	$ 10.940	$ 10.810	$ 10.210	$ 10.420	$ 10.750
Income (Loss) From Operations
Net investment income(1)	$ 0.081	$ 0.162	$ 0.225	$ 0.282	$ 0.289	$ 0.287
Net realized and unrealized gain (loss)	(0.673)	0.080	0.181	0.602	(0.210)	(0.331)
Total income (loss) from operations	$ (0.592)	$ 0.242	$ 0.406	$ 0.884	$ 0.079	$ (0.044)
Less Distributions
From net investment income	$ (0.081)	$ (0.163)	$ (0.240)	$ (0.284)	$ (0.289)	$ (0.286)
From net realized gain	(0.037)	(0.029)	(0.036)	—	—	—
Total distributions	$ (0.118)	$ (0.192)	$ (0.276)	$ (0.284)	$ (0.289)	$ (0.286)
Net asset value — End of period	$ 10.280	$ 10.990	$ 10.940	$ 10.810	$ 10.210	$ 10.420
Total Return(2)	(5.44)% (3)	2.22%	3.82%	8.79%	0.77%	(0.35)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$474,035	$572,453	$410,090	$195,115	$116,940	$118,737
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.43% (4)	0.44%	0.46%	0.51%	0.51%	0.52%
Interest and fee expense(5)	—	—	0.01%	0.04%	0.07%	0.05%
Total expenses	0.43% (4)	0.44%	0.47%	0.55%	0.58%	0.57%
Net investment income	1.51% (4)	1.47%	2.08%	2.68%	2.80%	2.77%
Portfolio Turnover	69% (3)	104%	184%	235%	293%	146%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
46
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Financial Highlights — continued

	Massachusetts Fund — Class A
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 8.970	$ 9.030	$ 8.980	$ 8.600	$ 8.890	$ 9.180
Income (Loss) From Operations
Net investment income(1)	$ 0.081	$ 0.166	$ 0.206	$ 0.252	$ 0.265	$ 0.285
Net realized and unrealized gain (loss)	(0.590)	(0.055)	0.071	0.382	(0.280)	(0.292)
Total income (loss) from operations	$ (0.509)	$ 0.111	$ 0.277	$ 0.634	$ (0.015)	$ (0.007)
Less Distributions
From net investment income	$ (0.081)	$ (0.171)	$ (0.227)	$ (0.254)	$ (0.275)	$ (0.283)
Total distributions	$ (0.081)	$ (0.171)	$ (0.227)	$ (0.254)	$ (0.275)	$ (0.283)
Net asset value — End of period	$ 8.380	$ 8.970	$ 9.030	$ 8.980	$ 8.600	$ 8.890
Total Return(2)	(5.72)% (3)	1.23%	3.13%	7.48%	(0.17)%	(0.02)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$86,413	$96,499	$100,099	$93,288	$88,205	$99,934
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.66% (4)	0.65%	0.68%	0.71%	0.72%	0.70%
Interest and fee expense(5)	0.01% (4)	0.01%	0.03%	0.05%	0.05%	0.06%
Total expenses	0.67% (4)	0.66%	0.71%	0.76%	0.77%	0.76%
Net investment income	1.84% (4)	1.83%	2.30%	2.87%	3.03%	3.21%
Portfolio Turnover	18% (3)	26%	15%	49%	41%	28%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
47
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Financial Highlights — continued

	Massachusetts Fund — Class C
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 8.960	$ 9.040	$ 8.990	$ 8.610	$ 8.890	$ 9.190
Income (Loss) From Operations
Net investment income(1)	$ 0.048	$ 0.098	$ 0.140	$ 0.186	$ 0.200	$ 0.219
Net realized and unrealized gain (loss)	(0.590)	(0.072)	0.073	0.382	(0.270)	(0.302)
Total income (loss) from operations	$(0.542)	$ 0.026	$ 0.213	$ 0.568	$ (0.070)	$ (0.083)
Less Distributions
From net investment income	$ (0.048)	$ (0.106)	$ (0.163)	$ (0.188)	$ (0.210)	$ (0.217)
Total distributions	$(0.048)	$(0.106)	$(0.163)	$ (0.188)	$ (0.210)	$ (0.217)
Net asset value — End of period	$ 8.370	$ 8.960	$ 9.040	$ 8.990	$ 8.610	$ 8.890
Total Return(2)	(6.08)% (3)	0.39%	2.40%	6.55%	(0.80)%	(0.87)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 6,972	$ 8,464	$ 9,811	$12,518	$14,848	$19,219
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.41% (4)	1.40%	1.43%	1.46%	1.47%	1.46%
Interest and fee expense(5)	0.01% (4)	0.01%	0.03%	0.05%	0.05%	0.06%
Total expenses	1.42% (4)	1.41%	1.46%	1.51%	1.52%	1.52%
Net investment income	1.09% (4)	1.08%	1.56%	2.12%	2.29%	2.47%
Portfolio Turnover	18% (3)	26%	15%	49%	41%	28%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
48
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Financial Highlights — continued

	Massachusetts Fund — Class I
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 8.970	$ 9.030	$ 8.980	$ 8.600	$ 8.880	$ 9.180
Income (Loss) From Operations
Net investment income(1)	$ 0.090	$ 0.184	$ 0.222	$ 0.268	$ 0.283	$ 0.302
Net realized and unrealized gain (loss)	(0.590)	(0.056)	0.071	0.384	(0.270)	(0.301)
Total income (loss) from operations	$ (0.500)	$ 0.128	$ 0.293	$ 0.652	$ 0.013	$ 0.001
Less Distributions
From net investment income	$ (0.090)	$ (0.188)	$ (0.243)	$ (0.272)	$ (0.293)	$ (0.301)
Total distributions	$ (0.090)	$ (0.188)	$ (0.243)	$ (0.272)	$ (0.293)	$ (0.301)
Net asset value — End of period	$ 8.380	$ 8.970	$ 9.030	$ 8.980	$ 8.600	$ 8.880
Total Return(2)	(5.62)% (3)	1.42%	3.31%	7.69%	0.15%	0.07%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$84,820	$99,684	$96,780	$63,829	$40,691	$45,551
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.46% (4)	0.45%	0.48%	0.51%	0.52%	0.50%
Interest and fee expense(5)	0.01% (4)	0.01%	0.03%	0.05%	0.05%	0.06%
Total expenses	0.47% (4)	0.46%	0.51%	0.56%	0.57%	0.56%
Net investment income	2.04% (4)	2.03%	2.48%	3.05%	3.23%	3.41%
Portfolio Turnover	18% (3)	26%	15%	49%	41%	28%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
49
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Financial Highlights — continued

	New York Fund — Class A
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 10.400	$ 10.470	$ 10.380	$ 9.800	$ 10.110	$ 10.390
Income (Loss) From Operations
Net investment income(1)	$ 0.087	$ 0.162	$ 0.216	$ 0.265	$ 0.285	$ 0.304
Net realized and unrealized gain (loss)	(0.747)	0.179	0.103	0.580	(0.311)	(0.276)
Total income (loss) from operations	$ (0.660)	$ 0.341	$ 0.319	$ 0.845	$ (0.026)	$ 0.028
Less Distributions
From net investment income	$ (0.087)	$ (0.162)	$ (0.229)	$ (0.265)	$ (0.284)	$ (0.308)
From net realized gain	(0.083)	(0.249)	—	—	—	—
Total distributions	$ (0.170)	$ (0.411)	$ (0.229)	$ (0.265)	$ (0.284)	$ (0.308)
Net asset value — End of period	$ 9.570	$ 10.400	$ 10.470	$ 10.380	$ 9.800	$ 10.110
Total Return(2)	(6.45)% (3)	3.30%	3.11%	8.74%	(0.26)%	0.33%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$214,440	$250,441	$240,960	$235,528	$218,892	$247,160
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.66% (4)	0.65%	0.67%	0.69%	0.70%	0.70%
Interest and fee expense	—	—	—	0.04% (5)	0.09% (5)	0.07% (5)
Total expenses	0.66% (4)	0.65%	0.67%	0.73%	0.79%	0.77%
Net investment income	1.71% (4)	1.55%	2.07%	2.63%	2.86%	3.02%
Portfolio Turnover	21% (3)	63%	125%	114%	75%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
50
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Financial Highlights — continued

	New York Fund — Class C
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$10.400	$ 10.470	$ 10.390	$ 9.800	$10.120	$ 10.390
Income (Loss) From Operations
Net investment income(1)	$ 0.049	$ 0.085	$ 0.139	$ 0.192	$ 0.211	$ 0.229
Net realized and unrealized gain (loss)	(0.747)	0.177	0.093	0.588	(0.321)	(0.266)
Total income (loss) from operations	$ (0.698)	$ 0.262	$ 0.232	$ 0.780	$ (0.110)	$ (0.037)
Less Distributions
From net investment income	$ (0.049)	$ (0.083)	$ (0.152)	$ (0.190)	$ (0.210)	$ (0.233)
From net realized gain	(0.083)	(0.249)	—	—	—	—
Total distributions	$ (0.132)	$ (0.332)	$ (0.152)	$ (0.190)	$ (0.210)	$ (0.233)
Net asset value — End of period	$ 9.570	$10.400	$10.470	$10.390	$ 9.800	$10.120
Total Return(2)	(6.80)% (3)	2.53%	2.25%	8.03%	(1.10)%	(0.32)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,810	$ 22,375	$ 31,347	$ 40,711	$55,817	$ 66,727
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.41% (4)	1.40%	1.42%	1.44%	1.45%	1.45%
Interest and fee expense	—	—	—	0.04% (5)	0.09% (5)	0.07% (5)
Total expenses	1.41% (4)	1.40%	1.42%	1.48%	1.54%	1.52%
Net investment income	0.95% (4)	0.81%	1.33%	1.91%	2.11%	2.27%
Portfolio Turnover	21% (3)	63%	125%	114%	75%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
51
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Eaton Vance
Municipal Income Funds
March 31, 2022
Financial Highlights — continued

	New York Fund — Class I
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 10.390	$ 10.470	$ 10.380	$ 9.800	$ 10.110	$ 10.390
Income (Loss) From Operations
Net investment income(1)	$ 0.097	$ 0.183	$ 0.236	$ 0.285	$ 0.305	$ 0.322
Net realized and unrealized gain (loss)	(0.747)	0.169	0.103	0.580	(0.311)	(0.274)
Total income (loss) from operations	$ (0.650)	$ 0.352	$ 0.339	$ 0.865	$ (0.006)	$ 0.048
Less Distributions
From net investment income	$ (0.097)	$ (0.183)	$ (0.249)	$ (0.285)	$ (0.304)	$ (0.328)
From net realized gain	(0.083)	(0.249)	—	—	—	—
Total distributions	$ (0.180)	$ (0.432)	$ (0.249)	$ (0.285)	$ (0.304)	$ (0.328)
Net asset value — End of period	$ 9.560	$ 10.390	$ 10.470	$ 10.380	$ 9.800	$ 10.110
Total Return(2)	(6.36)% (3)	3.41%	3.30%	8.96%	(0.06)%	0.53%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$178,461	$191,239	$165,573	$136,913	$123,119	$126,524
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.46% (4)	0.45%	0.47%	0.49%	0.50%	0.50%
Interest and fee expense	—	—	—	0.04% (5)	0.09% (5)	0.07% (5)
Total expenses	0.46% (4)	0.45%	0.47%	0.53%	0.59%	0.57%
Net investment income	1.91% (4)	1.74%	2.27%	2.83%	3.06%	3.20%
Portfolio Turnover	21% (3)	63%	125%	114%	75%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
52
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Eaton Vance
Municipal Income Funds
March 31, 2022
Financial Highlights — continued

	Ohio Fund — Class A
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 9.260	$ 9.320	$ 9.210	$ 8.700	$ 9.020	$ 9.300
Income (Loss) From Operations
Net investment income(1)	$ 0.117	$ 0.244	$ 0.262	$ 0.276	$ 0.283	$ 0.313
Net realized and unrealized gain (loss)	(0.581)	(0.063)	0.111	0.506	(0.324)	(0.283)
Total income (loss) from operations	$ (0.464)	$ 0.181	$ 0.373	$ 0.782	$ (0.041)	$ 0.030
Less Distributions
From net investment income	$ (0.116)	$ (0.241)	$ (0.263)	$ (0.272)	$ (0.279)	$ (0.310)
Total distributions	$ (0.116)	$ (0.241)	$ (0.263)	$ (0.272)	$ (0.279)	$ (0.310)
Net asset value — End of period	$ 8.680	$ 9.260	$ 9.320	$ 9.210	$ 8.700	$ 9.020
Total Return(2)	(5.06)% (3)	1.95%	4.11%	9.12%	(0.45)%	0.39%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$100,529	$111,629	$105,917	$102,651	$97,736	$114,303
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.69% (4)	0.68%	0.69%	0.71%	0.71%	0.72%
Interest and fee expense(5)	0.03% (4)	0.03%	0.07%	0.13%	0.14%	0.11%
Total expenses	0.72% (4)	0.71%	0.76%	0.84%	0.85%	0.83%
Net investment income	2.56% (4)	2.60%	2.84%	3.08%	3.20%	3.48%
Portfolio Turnover	8% (3)	3%	11%	11%	13%	10%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
53
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Eaton Vance
Municipal Income Funds
March 31, 2022
Financial Highlights — continued

	Ohio Fund — Class C
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 9.260	$ 9.320	$ 9.200	$ 8.700	$ 9.010	$ 9.300
Income (Loss) From Operations
Net investment income(1)	$ 0.082	$ 0.173	$ 0.193	$ 0.209	$ 0.217	$ 0.245
Net realized and unrealized gain (loss)	(0.580)	(0.062)	0.121	0.496	(0.314)	(0.293)
Total income (loss) from operations	$(0.498)	$ 0.111	$ 0.314	$ 0.705	$ (0.097)	$ (0.048)
Less Distributions
From net investment income	$ (0.082)	$ (0.171)	$ (0.194)	$ (0.205)	$ (0.213)	$ (0.242)
Total distributions	$(0.082)	$ (0.171)	$ (0.194)	$ (0.205)	$ (0.213)	$ (0.242)
Net asset value — End of period	$ 8.680	$ 9.260	$ 9.320	$ 9.200	$ 8.700	$ 9.010
Total Return(2)	(5.42)% (3)	1.19%	3.45%	8.19%	(1.09)%	(0.47)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 9,343	$11,078	$10,805	$13,233	$19,191	$22,210
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.44% (4)	1.43%	1.44%	1.47%	1.46%	1.47%
Interest and fee expense(5)	0.03% (4)	0.03%	0.07%	0.13%	0.14%	0.11%
Total expenses	1.47% (4)	1.46%	1.51%	1.60%	1.60%	1.58%
Net investment income	1.81% (4)	1.85%	2.09%	2.35%	2.45%	2.73%
Portfolio Turnover	8% (3)	3%	11%	11%	13%	10%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
54
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Eaton Vance
Municipal Income Funds
March 31, 2022
Financial Highlights — continued

	Ohio Fund — Class I
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 9.270	$ 9.330	$ 9.210	$ 8.710	$ 9.020	$ 9.310
Income (Loss) From Operations
Net investment income(1)	$ 0.126	$ 0.262	$ 0.281	$ 0.293	$ 0.300	$ 0.331
Net realized and unrealized gain (loss)	(0.581)	(0.062)	0.121	0.498	(0.313)	(0.293)
Total income (loss) from operations	$ (0.455)	$ 0.200	$ 0.402	$ 0.791	$ (0.013)	$ 0.038
Less Distributions
From net investment income	$ (0.125)	$ (0.260)	$ (0.282)	$ (0.291)	$ (0.297)	$ (0.328)
Total distributions	$ (0.125)	$ (0.260)	$ (0.282)	$ (0.291)	$ (0.297)	$ (0.328)
Net asset value — End of period	$ 8.690	$ 9.270	$ 9.330	$ 9.210	$ 8.710	$ 9.020
Total Return(2)	(4.96)% (3)	2.16%	4.43%	9.21%	(0.14)%	0.48%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$76,917	$73,812	$63,267	$49,932	$35,722	$32,065
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.49% (4)	0.48%	0.49%	0.51%	0.51%	0.52%
Interest and fee expense(5)	0.03% (4)	0.03%	0.07%	0.13%	0.14%	0.11%
Total expenses	0.52% (4)	0.51%	0.56%	0.64%	0.65%	0.63%
Net investment income	2.76% (4)	2.80%	3.04%	3.26%	3.39%	3.68%
Portfolio Turnover	8% (3)	3%	11%	11%	13%	10%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
55
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, four of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipal Opportunities Fund (California Opportunities Fund), Eaton Vance Massachusetts Municipal Income Fund (Massachusetts Fund), Eaton Vance New York Municipal Income Fund (New York Fund) and Eaton Vance Ohio Municipal Income Fund (Ohio Fund), (each individually referred to as the Fund, and collectively, the Funds). The investment objective of the Massachusetts Fund, New York Fund and Ohio Fund is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The investment objective of the California Opportunities Fund is to seek to maximize after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Effective April 29, 2022, the maximum sales charge payable upon purchase of Class A shares was reduced to 3.25%. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Funds' prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s "fair value", which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of March 31, 2022, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
56

Eaton Vance
Municipal Income Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held— The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2022. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2022, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
	Massachusetts Fund	Ohio Fund
Floating Rate Notes Outstanding	$3,674,853	$ 9,168,336
Interest Rate or Range of Interest Rates (%)	0.54	0.54 - 0.60
Collateral for Floating Rate Notes Outstanding	$6,837,940	$14,411,946
For the six months ended March 31, 2022, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:
	Massachusetts Fund	Ohio Fund
Average Floating Rate Notes Outstanding	$3,640,000	$9,120,000
Average Interest Rate	0.58%	0.69%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2022.
57

Eaton Vance
Municipal Income Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  Futures Contracts—Upon entering into a futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
K  Interim Financial Statements—The interim financial statements relating to March 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At September 30, 2021, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Deferred capital losses:
Short-term	$ —	$406,771	$ —	$5,134,154
Long-term	$ —	$ 47,684	$ —	$4,555,927
58

Eaton Vance
Municipal Income Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at March 31, 2022, as determined on a federal income tax basis, were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Aggregate cost	$ 632,358,999	$171,920,976	$ 396,208,259	$171,536,146
Gross unrealized appreciation	$ 6,027,294	$ 6,093,121	$ 7,084,547	$ 8,529,700
Gross unrealized depreciation	(15,896,856)	(3,905,622)	(16,659,888)	(2,554,255)
Net unrealized appreciation (depreciation)	$ (9,869,562)	$ 2,187,499	$ (9,575,341)	$ 5,975,445
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
California Opportunities Fund
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275	2.750
$1 billion but less than $1.5 billion	0.250	2.500
$1.5 billion but less than $2 billion	0.225	2.250
$2 billion but less than $3 billion	0.200	2.000
$3 billion and over	0.175	1.750
Massachusetts Fund, New York Fund and Ohio Fund
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $20 million	0.100%	1.000%
$20 million but less than $40 million	0.200	2.000
$40 million but less than $500 million	0.300	3.000
$500 million but less than $1 billion	0.275	2.750
$1 billion but less than $1.5 billion	0.250	2.500
$1.5 billion but less than $2 billion	0.225	2.250
$2 billion but less than $3 billion	0.200	2.000
$3 billion and over	0.175	1.750
59

Eaton Vance
Municipal Income Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

For the six months ended March 31, 2022, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Investment Adviser Fee	$1,266,226	$329,180	$780,971	$344,945
Effective Annual Rate	0.35%	0.34%	0.35%	0.36%
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the six months ended March 31, 2022 were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
EVM's Sub-Transfer Agent Fees	$5,961	$6,081	$16,327	$5,892
EVD's Class A Sales Charges	$3,077	$1,808	$ 4,259	$5,615
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$5,812	$ 510	$ —	$1,275
Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2022 for Class A shares amounted to the following:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class A Distribution and Service Fees	$181,118	$93,480	$240,038	$108,173
60

Eaton Vance
Municipal Income Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended March 31, 2022, the Funds paid or accrued to EVD the following distribution fees:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class C Distribution Fees	$108,689	$29,400	$78,017	$40,133
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2022 amounted to the following:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class C Service Fees	$36,230	$7,840	$20,805	$10,702
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Effective April 29, 2022, Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2022, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Class A	$5,000	$2,000	$ —	$ —
Class C	$6,000	$ 200	$ 600	$ 200
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2022 were as follows:
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Purchases	$479,341,246	$34,474,212	$ 90,047,476	$20,091,117
Sales	$506,527,739	$47,874,686	$127,392,728	$16,357,159
61

Eaton Vance
Municipal Income Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:
California Opportunities Fund
	Six Months Ended March 31, 2022 (Unaudited)			Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	1,459,023	$ 15,709,388	2,251,866	$ 24,877,116
Issued to shareholders electing to receive payments of distributions in Fund shares	112,363	1,217,357	174,575	1,926,260
Redemptions	(1,538,500)	(16,435,880)	(2,783,870)	(30,694,996)
Converted from Class C shares	2,498	26,539	109,066	1,206,230
Net increase (decrease)	35,384	$ 517,404	(248,363)	$ (2,685,390)
Class C
Sales	149,467	$ 1,467,202	779,123	$ 7,934,916
Issued to shareholders electing to receive payments of distributions in Fund shares	17,395	175,077	21,249	216,816
Redemptions	(515,542)	(5,108,070)	(513,465)	(5,229,425)
Converted to Class A shares	(2,704)	(26,539)	(118,001)	(1,206,230)
Net increase (decrease)	(351,384)	$ (3,492,330)	168,906	$ 1,716,077
Class I
Sales	7,741,243	$ 83,613,994	24,419,903	$ 269,692,428
Issued to shareholders electing to receive payments of distributions in Fund shares	499,861	5,416,635	693,870	7,661,751
Redemptions	(14,222,780)	(152,121,224)	(10,522,198)	(116,197,071)
Net increase (decrease)	(5,981,676)	$ (63,090,595)	14,591,575	$ 161,157,108
Massachusetts Fund
	Six Months Ended March 31, 2022 (Unaudited)			Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	300,892	$ 2,672,483	960,047	$ 8,700,440
Issued to shareholders electing to receive payments of distributions in Fund shares	83,100	729,957	178,660	1,615,374
Redemptions	(848,594)	(7,485,688)	(1,663,609)	(15,054,878)
Converted from Class C shares	16,883	148,096	208,888	1,891,421
Net decrease	(447,719)	$ (3,935,152)	(316,014)	$ (2,847,643)
62

Eaton Vance
Municipal Income Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Massachusetts Fund (continued)
	Six Months Ended March 31, 2022 (Unaudited)			Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class C
Sales	37,936	$ 329,471	172,487	$ 1,564,201
Issued to shareholders electing to receive payments of distributions in Fund shares	4,262	37,450	9,995	90,334
Redemptions	(137,114)	(1,208,694)	(115,219)	(1,041,678)
Converted to Class A shares	(16,880)	(148,096)	(208,883)	(1,891,421)
Net decrease	(111,796)	$ (989,869)	(141,620)	$ (1,278,564)
Class I
Sales	1,563,420	$ 13,651,497	3,809,029	$ 34,517,897
Issued to shareholders electing to receive payments of distributions in Fund shares	89,781	789,170	190,117	1,719,339
Redemptions	(2,646,252)	(23,162,459)	(3,594,871)	(32,519,986)
Net increase (decrease)	(993,051)	$ (8,721,792)	404,275	$ 3,717,250
New York Fund
	Six Months Ended March 31, 2022 (Unaudited)			Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	257,915	$ 2,629,709	2,399,151	$ 25,052,034
Issued to shareholders electing to receive payments of distributions in Fund shares	349,011	3,570,132	830,571	8,657,427
Redemptions	(2,362,044)	(23,714,521)	(2,501,732)	(26,222,369)
Converted from Class C shares	82,749	838,386	339,568	3,587,593
Net increase (decrease)	(1,672,369)	$(16,676,294)	1,067,558	$ 11,074,685
Class C
Sales	46,747	$ 481,781	258,056	$ 2,703,731
Issued to shareholders electing to receive payments of distributions in Fund shares	23,549	241,683	74,931	780,076
Redemptions	(277,924)	(2,801,198)	(835,882)	(8,761,749)
Converted to Class A shares	(82,712)	(838,386)	(339,492)	(3,587,593)
Net decrease	(290,340)	$ (2,916,120)	(842,387)	$ (8,865,535)
63

Eaton Vance
Municipal Income Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

New York Fund (continued)
	Six Months Ended March 31, 2022 (Unaudited)			Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class I
Sales	4,257,722	$ 42,183,720	5,275,505	$ 55,225,016
Issued to shareholders electing to receive payments of distributions in Fund shares	259,594	2,653,519	564,609	5,886,137
Redemptions	(4,256,470)	(43,105,857)	(3,264,193)	(34,174,275)
Net increase	260,846	$ 1,731,382	2,575,921	$ 26,936,878
Ohio Fund
	Six Months Ended March 31, 2022 (Unaudited)			Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	260,379	$ 2,387,761	1,730,747	$ 16,208,027
Issued to shareholders electing to receive payments of distributions in Fund shares	134,220	1,216,314	267,232	2,496,131
Redemptions	(931,635)	(8,451,260)	(1,460,454)	(13,643,627)
Converted from Class C shares	64,687	572,305	151,282	1,419,244
Net increase (decrease)	(472,349)	$ (4,274,880)	688,807	$ 6,479,775
Class C
Sales	68,423	$ 628,787	378,636	$ 3,542,463
Issued to shareholders electing to receive payments of distributions in Fund shares	10,041	90,988	19,338	180,511
Redemptions	(133,616)	(1,218,388)	(209,734)	(1,959,562)
Converted to Class A shares	(64,737)	(572,305)	(151,431)	(1,419,244)
Net increase (decrease)	(119,889)	$ (1,070,918)	36,809	$ 344,168
Class I
Sales	1,952,145	$ 17,625,749	2,982,434	$ 27,919,924
Issued to shareholders electing to receive payments of distributions in Fund shares	102,016	924,503	179,378	1,676,394
Redemptions	(1,163,931)	(10,546,130)	(1,980,575)	(18,549,876)
Net increase	890,230	$ 8,004,122	1,181,237	$ 11,046,442
64

Eaton Vance
Municipal Income Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2022.
9  Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2022 is included in the Portfolio of Investments. At March 31, 2022, the Ohio and New York Funds had sufficient cash and/or securities to cover commitments under these contracts.
Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the six months ended March 31, 2022, the New York and Ohio Funds entered into U.S. Treasury futures contracts to hedge against changes in interest rates.
The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2022 were as follows:
	New York Fund	Ohio Fund
Asset Derivatives
Futures contracts	$ 450,022(1)	$ 119,475(1)
Total	$450,022	$119,475
(1)	Only the current day's variation margin on open futures contracts is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2022 was as follows:
	New York Fund	Ohio Fund
Realized Gain (Loss) on Derivatives Recognized in Income	$1,080,596 (1)	$286,884 (1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$ (41,492)(2)	$ (11,015)(2)
(1)	Statements of Operations location: Net realized gain (loss) - Futures contracts.
(2)	Statements of Operations location: Change in unrealized appreciation (depreciation) - Futures contracts.
65

Eaton Vance
Municipal Income Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts outstanding during the six months ended March 31, 2022, which is indicative of the volume of this derivative type, was approximately as follows:
	New York Fund	Ohio Fund
Average Notional Cost:
Futures Contracts — Short	$17,924,160	$4,759,000
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2022, the hierarchy of inputs used in valuing the Funds' investments and open derivative instruments, which are carried at value, were as follows:
California Opportunities Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 2,562,394	$ —	$ 2,562,394
Tax-Exempt Mortgage-Backed Securities	—	2,701,483	—	2,701,483
Tax-Exempt Municipal Obligations	—	572,598,178	—	572,598,178
Taxable Municipal Obligations	—	44,627,382	—	44,627,382
Total Investments	$ —	$622,489,437	$ —	$622,489,437
Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 167,762,746	$ —	$ 167,762,746
Taxable Municipal Obligations	—	10,020,582	—	10,020,582
Total Investments	$ —	$177,783,328	$ —	$177,783,328
New York Fund
Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds	$ —	$ 1,786,288	$ —	$ 1,786,288
Tax-Exempt Municipal Obligations	—	378,023,288	—	378,023,288
Taxable Municipal Obligations	—	5,869,444	—	5,869,444
66

Eaton Vance
Municipal Income Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

New York Fund
Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Miscellaneous	$ —	$ —	$ 503,876	$ 503,876
Total Investments	$ —	$385,679,020	$503,876	$386,182,896
Futures Contracts	$ 450,022	$ —	$ —	$ 450,022
Total	$450,022	$385,679,020	$503,876	$386,632,918
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the New York Fund.
Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 186,560,452	$ —	$ 186,560,452
Total Investments	$ —	$186,560,452	$ —	$186,560,452
Futures Contracts	$ 119,475	$ —	$ —	$ 119,475
Total	$119,475	$186,560,452	$ —	$186,679,927
Level 3 investments held by the New York Fund at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2022 is not presented.
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Funds' performance, or the performance of the securities in which the Funds invest.
67

Eaton Vance
Municipal Income Funds
March 31, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser*
Thomas E. Faust Jr.**
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
William H. Park
Helen Frame Peters
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser*

*	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
**	Interested Trustee
68

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
69

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
70

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
71

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7708    3.31.22

Eaton Vance
Municipal Income Funds
Semiannual Report
March 31, 2022

AMT-Free    •     National

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund's adviser is registered with the CFTC as a commodity pool operator. Each adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2022
Eaton Vance
Municipal Income Funds

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2022
Performance

Portfolio Manager(s) Cynthia J. Clemson and Julie P. Callahan, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/06/1998	03/16/1978	(6.19)%	(4.71)%	2.33%	3.09%
Class A with 4.75% Maximum Sales Charge	—	—	(10.61)	(9.22)	1.34	2.58
Class C at NAV	05/02/2006	03/16/1978	(6.58)	(5.46)	1.57	2.46
Class C with 1% Maximum Sales Charge	—	—	(7.50)	(6.39)	1.57	2.46
Class I at NAV	03/16/1978	03/16/1978	(6.14)	(4.47)	2.58	3.34

Bloomberg Municipal Bond Index	—	—	(5.55)%	(4.47)%	2.52%	2.88%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.80%	1.55%	0.55%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.50%	1.74%	2.76%
Taxable-Equivalent Distribution Rate	4.23	2.94	4.66
SEC 30-day Yield	1.67	1.00	2.01
Taxable-Equivalent SEC 30-day Yield	2.84	1.69	3.41
% Total Leverage[5]
Residual Interest Bond (RIB) Financing	5.76%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2022
Fund Profile

Credit Quality (% of total investments)*,**
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
**	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.
3

Eaton Vance
National Municipal Income Fund
March 31, 2022
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Christopher J. Eustance, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/05/1994	12/19/1985	(5.68)%	(4.70)%	2.69%	3.42%
Class A with 4.75% Maximum Sales Charge	—	—	(10.13)	(9.19)	1.69	2.92
Class C at NAV	12/03/1993	12/19/1985	(6.04)	(5.41)	1.93	2.80
Class C with 1% Maximum Sales Charge	—	—	(6.97)	(6.34)	1.93	2.80
Class I at NAV	07/01/1999	12/19/1985	(5.56)	(4.46)	2.94	3.67

Bloomberg Municipal Bond Index	—	—	(5.55)%	(4.47)%	2.52%	2.88%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.63%	1.38%	0.38%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.28%	1.52%	2.54%
Taxable-Equivalent Distribution Rate	3.86	2.57	4.29
SEC 30-day Yield	1.73	1.06	2.07
Taxable-Equivalent SEC 30-day Yield	2.94	1.80	3.51
% Total Leverage[5]
RIB Financing	2.87%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
4

Eaton Vance
National Municipal Income Fund
March 31, 2022
Fund Profile

Credit Quality (% of total investments)*,**
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
**	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.
5

Eaton Vance
Municipal Income Funds
March 31, 2022
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.
Fund profiles subject to change due to active management.
6

Eaton Vance
Municipal Income Funds
March 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).
Actual Expenses
The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Eaton Vance AMT-Free Municipal Income Fund

	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 938.10	$3.91	0.81%
Class C	$1,000.00	$ 934.20	$7.52	1.56%
Class I	$1,000.00	$ 938.60	$2.71	0.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.89	$4.08	0.81%
Class C	$1,000.00	$1,017.15	$7.85	1.56%
Class I	$1,000.00	$1,022.14	$2.82	0.56%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.
7

Eaton Vance
Municipal Income Funds
March 31, 2022
Fund Expenses — continued

Eaton Vance National Municipal Income Fund

	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 943.20	$3.05	0.63%
Class C	$1,000.00	$ 939.60	$6.67	1.38%
Class I	$1,000.00	$ 944.40	$1.84	0.38%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.79	$3.18	0.63%
Class C	$1,000.00	$1,018.05	$6.94	1.38%
Class I	$1,000.00	$1,023.04	$1.92	0.38%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.
8

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
Housing — 0.4%
Washington Housing Finance Commission, Municipal Certificates, Series 2021-1, Class A, 3.50%, 12/20/35	$1,077	$ 1,065,056
Total Tax-Exempt Mortgage-Backed Securities (identified cost $1,214,706)		$ 1,065,056

Tax-Exempt Municipal Obligations — 107.0%
Security	Principal Amount (000's omitted)	Value
Education — 7.6%
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/41(1)	$245	$ 244,988
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall):
4.00%, 7/1/38	315	345,955
4.00%, 7/1/39	380	416,700
4.00%, 7/1/42	860	938,630
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	5,000	5,524,800
Connecticut Health and Educational Facilities Authority, (Sacred Heart University):
4.00%, 7/1/45	875	922,311
5.00%, 7/1/40	900	1,036,431
District of Columbia, (KIPP DC):
4.00%, 7/1/39	100	102,941
4.00%, 7/1/44	100	102,149
4.00%, 7/1/49	135	137,079
Erie Higher Education Building Authority, PA, (Gannon University):
5.00%, 5/1/22	100	100,279
5.00%, 5/1/24	120	125,831
5.00%, 5/1/26	125	135,836
5.00%, 5/1/30	390	444,148
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	200	194,196
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design), 4.00%, 4/1/39	1,200	1,282,680
Maine Health and Higher Educational Facilities Authority, (University of New England), 4.00%, 7/1/51	1,500	1,575,945
Maryland Stadium Authority, Built to Learn Revenue, 4.00%, 6/1/47	2,000	2,107,560
Security	Principal Amount (000's omitted)	Value
Education (continued)
Massachusetts Development Finance Agency, (Babson College), 4.00%, 10/1/37	$800	$ 893,384
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 5.00%, 5/1/37	1,750	1,965,495
Pima County Community College District, AZ, 5.00%, 7/1/35	725	834,707
University of California, 5.25%, 5/15/35	3,555	3,790,483
		$ 23,222,528
Electric Utilities — 5.9%
Delaware Municipal Electric Corp., (Beasley Power Station):
4.00%, 7/1/35	$310	$ 341,518
5.00%, 7/1/32	470	562,595
5.00%, 7/1/33	400	476,836
5.00%, 7/1/34	440	523,816
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/40	1,000	1,141,200
New York Power Authority:
4.00%, 11/15/45	2,285	2,428,704
Green Bonds, 4.00%, 11/15/50	715	756,491
Northern Municipal Power Agency, MN:
5.00%, 1/1/31	200	222,502
5.00%, 1/1/35	170	188,402
5.00%, 1/1/36	160	177,245
Philadelphia, PA, Gas Works Revenue, (LOC: TD Bank, N.A.), 0.50%, 8/1/31(2)	8,070	8,070,000
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,045,279
		$ 17,934,588
Escrowed/Prerefunded — 6.0%
Foothill-De Anza Community College District, CA:
Prerefunded to 8/1/24, 5.00%, 8/1/34	$1,150	$ 1,231,351
Prerefunded to 8/1/24, 5.00%, 8/1/36	1,150	1,231,351
Henrico County Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/30	1,185	1,210,229
New Jersey Turnpike Authority, Prerefunded to 7/1/22, 5.00%, 1/1/30	3,060	3,089,774
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 10/1/25, 5.00%, 10/1/41	1,480	1,631,907
San Joaquin Hills Transportation Corridor Agency, CA, Prerefunded to 1/15/2025, 5.00%, 1/15/34	5,235	5,658,773

9
See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Springfield School District No. 19, OR, Prerefunded to 6/15/25, 5.00%, 6/15/30	$1,085	$ 1,185,872
West Virginia University, Prerefunded to 10/1/22, 5.00%, 10/1/31	3,000	3,056,340
		$ 18,295,597
General Obligations — 13.7%
Boston, MA, 5.00%, 11/1/23(3)	$4,200	$ 4,414,200
California, 5.00%, 4/1/35	2,125	2,248,718
Chicago Board of Education, IL:
5.00%, 12/1/42	260	264,209
5.00%, 12/1/44	1,405	1,497,252
Chicago, IL:
5.00%, 1/1/39	1,400	1,516,158
5.00%, 1/1/44	1,490	1,601,765
District of Columbia, 5.00%, 6/1/37(4)	7,000	7,919,240
Fennville Public Schools, MI, 4.00%, 5/1/34	1,000	1,078,080
Gallatin County School District No. 44, MT, 4.00%, 6/1/35	520	561,070
Illinois:
4.00%, 6/1/33	1,000	1,030,510
4.00%, 11/1/40	1,000	1,013,030
5.00%, 5/1/35	2,000	2,108,940
5.50%, 5/1/39	205	231,869
5.75%, 5/1/45	210	239,020
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/31	4,470	4,692,964
Lodi Unified School District, CA, (Election of 2016), 4.00%, 8/1/33	1,250	1,350,075
New York, NY, 4.00%, 8/1/42(4)	7,000	7,422,940
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,160,793
University of Connecticut, 5.00%, 2/15/32	650	683,267
Washington, 5.00%, 6/1/38	710	838,879
		$ 41,872,979
Hospital — 14.7%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group), 5.00%, 4/1/47(3)	$5,000	$ 5,648,900
California Health Facilities Financing Authority, (St. Joseph Health System):
Prerefunded to 7/1/23, 5.00%, 7/1/33	1,720	1,789,729
Prerefunded to 7/1/23, 5.00%, 7/1/37	2,300	2,393,242
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,230,250
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/37	$1,250	$ 1,315,487
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	2,000	2,169,800
Delaware Health Facilities Authority, (Beebe Medical Center):
5.00%, 6/1/36	3,730	4,218,294
5.00%, 6/1/37	1,000	1,130,050
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	520	528,674
Massachusetts Development Finance Agency, (Children's Hospital), Prerefunded to 10/1/24, 5.00%, 10/1/31	2,110	2,263,334
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	3,000	3,308,970
Montana Facility Finance Authority, (Bozeman Deaconess Health Services Obligated Group), 4.00%, 6/1/39	1,070	1,151,063
Ohio, (University Hospitals Health System, Inc.):
4.00%, 1/15/38	2,000	2,108,780
5.00%, 1/15/36	2,500	2,721,650
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System):
5.00%, 8/15/23(3)	500	519,310
5.00%, 8/15/24(3)	550	584,139
5.00%, 8/15/25(3)	500	543,540
5.00%, 8/15/26(3)	600	666,600
Spartanburg Regional Health Services District, Inc., SC:
5.00%, 4/15/33	1,400	1,674,568
5.00%, 4/15/34	1,505	1,796,067
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children's Medical Center), 5.25%, 12/1/39(4)	5,000	5,255,600
		$ 45,018,047
Housing — 1.1%
Cuyahoga Metropolitan Housing Authority, OH, 2.00%, 12/1/31	$1,250	$ 1,147,338
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/37	500	550,230
5.00%, 7/1/42	1,250	1,365,225
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(5)	285	285,000
		$ 3,347,793

10
See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Education — 1.0%
Northern Illinois University, IL, (BAM), 5.00%, 4/1/31	$950	$ 1,105,363
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	1,750	2,058,368
		$ 3,163,731
Insured - Electric Utilities — 1.9%
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$ 2,359,098
Philadelphia, PA, Gas Works Revenue, (AGM), 4.00%, 8/1/45	1,000	1,068,860
Texas Municipal Power Agency, (AGM), 2.00%, 9/1/33	2,790	2,412,513
		$ 5,840,471
Insured - Escrowed/Prerefunded — 1.6%
Detroit, MI, Sewage Disposal System, (AGM), Prerefunded to 7/1/22, 5.00%, 7/1/39	$4,825	$ 4,871,947
		$ 4,871,947
Insured - General Obligations — 1.9%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$ 153,388
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/24	505	541,618
McCook, IL:
(AGM), 4.00%, 12/1/29	240	264,355
(AGM), 4.00%, 12/1/30	200	219,004
(AGM), 4.00%, 12/1/33	500	540,600
(AGM), 4.00%, 12/1/34	190	205,223
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	1,500	1,613,925
Santa Rosa Elementary School District, CA, (Election of 2014), (BAM), 4.00%, 8/1/39	1,005	1,090,897
Santa Rosa High School District, CA, (Election of 2014), (BAM), 4.00%, 8/1/39	1,135	1,232,009
		$ 5,861,019
Insured - Lease Revenue/Certificates of Participation — 2.2%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$ 6,571,715
		$ 6,571,715
Insured - Other Revenue — 2.0%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$ 6,061,610
		$ 6,061,610
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 3.6%
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/27	$6,000	$ 6,825,780
(NPFG), 5.50%, 1/1/30	2,565	3,083,617
Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/43	1,100	1,220,912
		$ 11,130,309
Insured - Transportation — 7.9%
Chicago, IL, (O'Hare International Airport):
(AGM), 5.00%, 1/1/28	$1,000	$ 1,023,890
(AGM), 5.125%, 1/1/31	1,000	1,023,300
(AGM), 5.25%, 1/1/32	785	804,013
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	3,269,219
Metropolitan Transportation Authority, NY:
Green Bonds, (AGM), 4.00%, 11/15/46	1,195	1,233,945
Green Bonds, (AGM), 5.00%, 11/15/41	1,500	1,690,935
Green Bonds, (AGM), 5.00%, 11/15/44	1,675	1,856,537
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,000	13,361,150
		$ 24,262,989
Insured - Water and Sewer — 0.7%
Michigan Finance Authority, (Detroit Water and Sewerage Department):
(AGM), 5.00%, 7/1/32	$655	$ 694,294
(AGM), 5.00%, 7/1/33	565	598,510
(AGM), 5.00%, 7/1/35	280	296,290
(AGM), 5.00%, 7/1/37	565	597,617
		$ 2,186,711
Lease Revenue/Certificates of Participation — 2.6%
Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	$1,155	$ 1,210,267
New Jersey Economic Development Authority, (School Facilities Construction):
4.00%, 6/15/34	500	524,795
4.00%, 6/15/35	400	418,612
4.00%, 6/15/38	600	621,678
4.00%, 6/15/39	650	670,936
4.00%, 6/15/40	700	721,413
4.00%, 6/15/46	315	320,251
5.00%, 6/15/37	3,000	3,324,960
		$ 7,812,912

11
See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue — 2.0%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	$1,200	$ 216,000
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 4.00% to 9/1/27 (Put Date), 7/1/52	3,500	3,709,755
Mercer County Improvement Authority, NJ, 4.00%, 3/15/40	935	1,015,419
New York Liberty Development Corp., (One World Trade Center), 4.00%, 2/15/43	1,000	1,048,550
		$ 5,989,724
Senior Living/Life Care — 6.3%
California Public Finance Authority, (Enso Village), Green Bonds, 2.375%, 11/15/28(1)	$140	$ 135,932
Manhattan, KS, (Meadowlark Hills), 4.00%, 6/1/46	1,150	1,113,545
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	265	260,845
5.625%, 7/1/46(1)	360	361,184
5.75%, 7/1/54(1)	775	779,355
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 4.00%, 11/1/55	1,325	1,325,914
North Carolina Medical Care Commission, (EveryAge), 4.00%, 9/1/41	840	862,529
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton):
Prerefunded to 6/1/22, 7.25%, 6/1/39	570	586,878
Prerefunded to 6/1/22, 7.50%, 6/1/49	2,690	2,770,700
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%, 6/1/36	2,240	2,183,104
Pompano Beach, FL, (John Knox Village), 4.00%, 9/1/41	1,270	1,271,753
Saint Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,771,927
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/38	445	446,753
4.00%, 12/1/46	415	402,928
4.00%, 12/1/56	355	331,641
Washington Housing Finance Commission, (Horizon House):
5.00%, 1/1/32(1)	1,575	1,719,097
5.00%, 1/1/38(1)	2,325	2,522,113
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/34(1)	245	254,322
		$ 19,100,520
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 5.9%
Connecticut, Special Tax Revenue, 4.00%, 5/1/36	$3,500	$ 3,752,595
Illinois, Sales Tax Revenue, 4.00%, 6/15/33	250	259,740
Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,278,648
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/40	115	114,774
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/38	2,490	2,619,430
4.00%, 5/1/44	1,430	1,483,625
4.00%, 11/1/45	1,895	1,966,934
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 3/15/42	1,000	1,063,120
Sales Tax Securitization Corp., IL, 5.00%, 1/1/36	4,000	4,539,160
Washington Convention and Sports Authority, D.C., Dedicated Tax Revenue, 4.00%, 10/1/38	1,000	1,093,000
		$ 18,171,026
Transportation — 12.1%
Central Texas Regional Mobility Authority, 5.00%, 1/1/45	$1,550	$ 1,752,802
Chicago, IL, (O'Hare International Airport):
4.00%, 1/1/35	2,500	2,645,025
4.00%, 1/1/36	2,750	2,899,160
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.25%, 11/1/30	1,100	1,153,152
5.25%, 11/1/31	1,455	1,524,607
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,148,213
Memphis-Shelby County Airport Authority, TN, 4.00%, 7/1/37	500	526,840
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	2,650	2,806,694
Miami-Dade County, FL, Seaport Revenue, 4.00%, 10/1/43	2,000	2,126,100
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.00%, 6/15/38	2,750	2,849,357
4.00%, 6/15/40	1,665	1,714,451
New Orleans Aviation Board, LA, 5.00%, 1/1/43	1,555	1,695,479
New York Thruway Authority, 5.00%, 1/1/46	875	946,978
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/40	3,000	3,116,370
4.00%, 12/1/41	2,900	2,997,295
Philadelphia, PA, Airport Revenue, 4.00%, 7/1/40	5,000	5,244,350

12
See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):
4.00%, 12/31/37	$275	$ 285,156
4.00%, 12/31/38	510	528,064
4.00%, 12/31/39	265	274,352
5.00%, 12/31/35	355	398,164
Texas Transportation Commission, 0.00%, 8/1/40	1,000	456,140
		$ 37,088,749
Water and Sewer — 6.3%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/35(4)	$6,990	$ 7,901,496
Eastern Municipal Water District Financing Authority, CA, 5.00%, 7/1/36	1,000	1,209,140
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/41	4,000	4,236,840
Series 2018 CC-1, 5.00%, 6/15/48	4,400	4,937,548
Phoenix Civic Improvement Corp., AZ, Water System Revenue, 4.00%, 7/1/42	1,000	1,104,630
		$ 19,389,654
Total Tax-Exempt Municipal Obligations (identified cost $323,745,781)		$ 327,194,619
Total Investments — 107.4% (identified cost $324,960,487)		$ 328,259,675
Other Assets, Less Liabilities — (7.4)%		$ (22,538,780)
Net Assets — 100.0%		$ 305,720,895
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $6,277,837 or 2.1% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at March 31, 2022.
(3)	When-issued security.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.
At March 31, 2022, the concentration of the Fund's investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	14.4%
California	11.6%
Pennsylvania	10.6%
Illinois	10.5%
Others, representing less than 10% individually	60.3%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2022, 21.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 14.5% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

13
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.3%
Security	Principal Amount (000's omitted)	Value
Education — 0.8%
Chapman University:
1.56%, 4/1/27	$4,995	$ 4,474,317
1.867%, 4/1/29	5,160	4,631,970
Grand Canyon University, 4.125%, 10/1/24	20,000	19,800,000
		$ 28,906,287
Hospital — 0.4%
Tower Health, 4.451%, 2/1/50	$19,490	$ 15,007,300
		$ 15,007,300
Other Revenue — 0.1%
YMCA of Greater New York, 2.303%, 8/1/26	$2,590	$ 2,490,539
		$ 2,490,539
Total Corporate Bonds (identified cost $50,618,377)		$ 46,404,126

Tax-Exempt Municipal Obligations — 96.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.8%
Connecticut, (State Revolving Fund), Green Bonds, 5.00%, 3/1/28	$10,000	$ 10,845,500
Illinois Finance Authority, (Revolving Fund), Green Bonds, 4.00%, 7/1/39	10,000	10,920,000
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 8/15/44	11,890	13,809,165
Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 6/1/29	10,000	11,822,700
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	10,615	12,478,569
Texas Water Development Board, (State Revolving Fund), 4.00%, 8/1/36	3,000	3,307,500
		$ 63,183,434
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$14,652	$ 3,663,079
		$ 3,663,079
Security	Principal Amount (000's omitted)	Value
Education — 6.7%
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 4.00%, 12/15/41(2)	$600	$ 583,212
Connecticut Health and Educational Facilities Authority, (Trinity College), 4.00%, 6/1/40	1,760	1,881,141
Connecticut Health and Educational Facilities Authority, (Yale University):
5.00%, 7/1/27	5,000	5,747,400
Series 2017B, 5.00%, 7/1/29	7,255	8,660,656
Series T-2, 5.00%, 7/1/29	5,880	7,019,250
District of Columbia, (District of Columbia International School), 5.00%, 7/1/49	2,290	2,496,558
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	400	388,392
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.75%, 6/1/38(2)	2,245	2,299,015
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design), 4.00%, 4/1/44	3,500	3,700,795
Kentucky Bond Development Corp., (Centre College), 4.00%, 6/1/40	210	225,710
Louisiana Public Facilities Authority, (Loyola University), 4.00%, 10/1/41	650	669,370
Maryland Health and Higher Educational Facilities Authority, (Stevenson University):
4.00%, 6/1/36	400	412,736
4.00%, 6/1/40	500	512,055
4.00%, 6/1/46	1,000	1,012,010
Maryland Stadium Authority, Built to Learn Revenue, 4.00%, 6/1/47	7,000	7,376,460
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	18,855	21,018,611
Michigan State University, 5.00%, 2/15/31	1,200	1,400,916
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/33	4,370	4,985,733
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	18,310	21,124,613
New York Dormitory Authority, (New York University), 4.00%, 7/1/46	8,000	8,632,720
New York Dormitory Authority, (Rockefeller University):
5.00%, 7/1/35	2,750	3,243,323
5.00%, 7/1/53	15,000	17,548,200
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 4.00%, 12/1/44	4,815	5,237,564
Purdue University, IN, 5.00%, 7/1/36	1,500	1,794,975
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 4.00%, 4/1/46	3,500	3,546,830
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/39	6,000	6,960,540

14
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
University of California:
5.25%, 5/15/36	$5,720	$ 6,096,433
5.25%, 5/15/37	13,000	13,849,940
5.25%, 5/15/38	7,700	8,198,498
University of Virginia:
5.00%, 4/1/38	13,205	14,981,469
5.00%, 4/1/39	40,970	46,436,627
Waco Education Finance Corp., TX, (Baylor University):
4.00%, 3/1/36	1,000	1,093,130
4.00%, 3/1/46	7,645	8,261,799
		$ 237,396,681
Electric Utilities — 5.1%
Los Angeles Department of Water & Power, CA, Power System Revenue, 5.00%, 7/1/38	$6,130	$ 7,150,768
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/45	1,500	1,697,370
New Smyrna Beach Utilities Commission, FL:
4.00%, 10/1/41	435	476,516
4.00%, 10/1/42	300	325,572
New York Power Authority:
4.00%, 11/15/45	17,500	18,600,575
Green Bonds, 4.00%, 11/15/50	2,700	2,856,681
Green Bonds, 4.00%, 11/15/55	1,275	1,343,837
Omaha Public Power District, NE, 5.00%, 2/1/39	10,805	11,666,807
Philadelphia, PA, Gas Works Revenue, (LOC: TD Bank, N.A.), 0.50%, 8/1/31(3)	11,565	11,565,000
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	6,025	6,477,598
Sacramento Municipal Utility District, CA:
5.00%, 8/15/35	1,000	1,184,450
5.00%, 8/15/37	8,800	10,376,872
5.00%, 8/15/38	11,000	12,951,290
San Antonio, TX, Electric and Gas Systems Revenue:
3.00%, 2/1/29	5,000	5,191,500
3.00%, 2/1/30	6,500	6,755,905
4.00%, 2/1/30	2,000	2,220,380
Utility Debt Securitization Authority, NY:
5.00%, 12/15/30(4)	22,500	23,679,675
5.00%, 12/15/31(4)	27,500	28,941,825
5.00%, 12/15/33	10,000	11,036,500
5.00%, 12/15/40	13,260	15,032,729
		$ 179,531,850
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 3.2%
Columbia, SC, Waterworks and Sewer System Revenue, Prerefunded to 2/1/29, 5.00%, 2/1/49	$2,340	$ 2,766,348
Desert Community College District, CA, Prerefunded to 2/1/26, 5.00%, 8/1/37	5,350	5,940,800
Detroit, MI, Sewage Disposal System, Prerefunded to 7/1/22, 5.25%, 7/1/39	22,500	22,732,425
Michigan Finance Authority, (Detroit Water and Sewerage Department), Prerefunded to 7/1/22, 5.00%, 7/1/44	8,090	8,168,716
New Jersey Turnpike Authority, Prerefunded to 7/1/24, 5.00%, 1/1/31	10,000	10,683,800
Oxnard Union High School District, CA, (Election of 2018), Prerefunded to 8/1/26, 5.00%, 8/1/43	3,750	4,212,263
Rutgers State University, NJ, Prerefunded to 5/1/23, 5.00%, 5/1/43(4)	37,000	38,334,960
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	9,170	9,930,010
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, Prerefunded to 9/1/22, 5.00%, 9/1/32	10,000	10,157,100
University of California, Prerefunded to 5/15/24, 5.25%, 5/15/36	1,360	1,453,962
		$ 114,380,384
General Obligations — 21.2%
Antelope Valley Community College District, CA, (Election of 2016), 4.00%, 8/1/45	$2,500	$ 2,693,125
Arlington Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/39	1,250	1,391,338
Belmont, MA, 4.00%, 3/15/32	3,030	3,330,455
Boston, MA:
5.00%, 11/1/23(5)	4,225	4,440,475
5.00%, 11/1/24(5)	5,000	5,396,850
5.00%, 11/1/25(5)	22,520	24,923,334
5.00%, 11/1/26(5)	23,645	26,790,258
Brisbane School District, CA, (Election of 2020), 4.00%, 8/1/47	3,745	3,966,741
Cabrillo Unified School District, CA, (Election of 2018), 5.00%, 8/1/50	10,355	11,943,871
California:
0.94%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(6)	15,000	15,019,500
5.00%, 9/1/34	9,875	10,828,332
5.00%, 4/1/42	5,000	5,626,000
Centennial School District No. 28Jt, OR, 5.00%, 6/15/50	10,000	11,614,900
Charleston County, SC, 3.00%, 11/1/33	2,000	2,076,140

15
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago Board of Education, IL:
5.00%, 12/1/22	$400	$ 408,248
5.00%, 12/1/30	1,435	1,590,310
5.00%, 12/1/42	2,770	2,814,846
5.00%, 12/1/44	15,110	16,102,123
Chicago, IL:
5.00%, 1/1/39	2,100	2,274,237
5.00%, 1/1/40	1,500	1,622,325
Clackamas Community College District, OR:
5.00%, 6/15/38	760	857,592
5.00%, 6/15/39	1,000	1,126,850
5.00%, 6/15/40	1,250	1,407,250
Collin County Community College District, TX, 4.00%, 8/15/37	1,000	1,093,130
Connecticut:
4.00%, 1/15/37	10,000	10,680,600
4.00%, 1/15/38	5,000	5,328,889
Social Bonds, 4.00%, 1/15/38	10,000	10,777,000
District of Columbia:
4.00%, 2/1/40	4,250	4,636,878
5.00%, 2/1/30	1,940	2,321,695
5.00%, 10/15/30	4,000	4,714,800
Florida, (Department of Transportation), 5.00%, 7/1/29(5)	5,000	5,949,900
Garden City Public Schools, MI:
4.00%, 5/1/43	1,560	1,701,071
5.00%, 5/1/35	1,060	1,254,849
5.00%, 5/1/46	3,505	4,116,132
Hall County School District, GA, 4.00%, 2/1/38	1,500	1,643,070
Hawaii, 5.00%, 1/1/34	13,700	15,637,043
Hennepin County Regional Railroad Authority, MN, 5.00%, 12/1/30	4,040	4,738,435
Hennepin County, MN, (SPA: TD Bank, N.A.), 0.50%, 12/1/38(3)	44,000	44,000,000
Hermiston School District No. 8R, OR:
0.00%, 6/15/42	6,475	3,363,892
0.00%, 6/15/45	4,595	2,115,446
Hillsboro School District No. 1J, OR, 4.00%, 6/15/40	2,500	2,753,550
Howard County, MD:
4.00%, 8/15/35	2,065	2,284,613
4.00%, 8/15/36	6,610	7,305,703
4.00%, 8/15/37	5,000	5,502,600
4.00%, 8/15/38	1,245	1,363,101
Hudsonville Public Schools, MI:
4.00%, 5/1/37	1,500	1,651,845
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Hudsonville Public Schools, MI: (continued)
4.00%, 5/1/39	$1,060	$ 1,163,763
4.00%, 5/1/44	1,975	2,149,847
Illinois:
5.00%, 2/1/24	10,705	11,226,119
5.00%, 11/1/24	11,295	12,026,690
5.00%, 2/1/27	18,500	19,491,785
5.00%, 2/1/29	15,000	16,401,150
5.00%, 5/1/39	10,000	10,533,400
5.25%, 7/1/30	6,150	6,433,269
5.50%, 5/1/39	870	984,031
5.75%, 5/1/45	890	1,012,989
Jackson County Reorganized School District No. 7, MO, 4.00%, 3/1/39	1,945	2,112,873
Kane, Cook and DuPage Counties School District No. 46, IL:
5.00%, 1/1/29	1,920	2,016,096
5.00%, 1/1/30	4,105	4,309,757
Lake Washington School District No. 414, WA, 4.00%, 12/1/28	10,000	11,129,200
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/40(5)	5,000	5,526,700
Massachusetts:
5.00%, 7/1/35	10,000	10,905,000
5.00%, 3/1/37	10,900	11,521,300
New Jersey:
5.00%, 6/1/26	4,670	5,163,059
5.00%, 6/1/27	4,000	4,496,240
New York, NY:
4.00%, 8/1/38	3,590	3,821,052
4.00%, 8/1/42(4)	28,000	29,691,760
5.00%, 8/1/26(5)	7,000	7,824,880
Novi Community School District, MI:
5.00%, 5/1/41	1,100	1,306,481
5.00%, 5/1/42	1,700	2,015,537
5.00%, 5/1/43	1,150	1,360,531
Ocean City, NJ, 2.25%, 9/15/32	1,760	1,645,565
Oklahoma City, OK:
4.00%, 3/1/26(5)	5,665	6,088,912
4.00%, 3/1/27(5)	5,490	5,987,778
Palo Alto Unified School District, CA, (Election of 2018), 5.00%, 8/1/25(5)	13,945	15,345,915
Park City, UT, 4.00%, 2/1/31	3,490	3,866,780
Piscataway Township, NJ, 2.00%, 10/15/36	1,600	1,326,240
Puerto Rico:
0.00%, 7/1/24	775	707,223

16
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico: (continued)
0.00%, 7/1/33	$1,938	$ 1,122,047
4.00%, 7/1/33	1,506	1,473,835
4.00%, 7/1/35	1,353	1,310,029
4.00%, 7/1/37	1,162	1,119,089
4.00%, 7/1/41	1,579	1,505,708
4.00%, 7/1/46	1,642	1,552,086
5.25%, 7/1/23	1,682	1,723,077
5.375%, 7/1/25	1,677	1,770,818
5.625%, 7/1/27	1,662	1,816,929
5.625%, 7/1/29	1,635	1,826,393
5.75%, 7/1/31	1,588	1,812,530
Richmond Community Schools, MI:
4.00%, 5/1/36	2,200	2,407,174
4.00%, 5/1/37	2,655	2,893,446
4.00%, 5/1/38	2,665	2,900,399
4.00%, 5/1/39	2,665	2,896,482
Tennessee, 5.00%, 9/1/28	3,000	3,453,240
Texas:
(SPA: State Street Bank and Trust Co.), 0.52%, 12/1/41(3)	12,070	12,070,000
(SPA: State Street Bank and Trust Co.), 0.52%, 6/1/44(3)	9,795	9,795,000
(SPA: State Street Bank and Trust Co.), 0.52%, 6/1/45(3)	57,755	57,755,000
(AMT), 4.50%, 8/1/28	1,585	1,792,033
(AMT), (SPA: State Street Bank and Trust Co.), 0.56%, 6/1/34(3)	5,705	5,705,000
Texas, (Texas Transportation Commission), Prerefunded to 10/1/24, 5.00%, 10/1/44	10,000	10,752,000
Virginia Beach, VA, 4.00%, 7/15/32	2,300	2,572,136
Walled Lake Consolidated School District, MI, 5.00%, 5/1/41	700	818,531
Washington:
5.00%, 2/1/33	13,140	13,818,418
5.00%, 6/1/35	9,785	11,466,161
5.00%, 8/1/35	14,355	16,263,928
5.00%, 6/1/39	2,125	2,506,990
5.00%, 8/1/44	9,235	11,001,563
Washington County, OR, 4.00%, 3/1/30	1,000	1,064,350
Washington Suburban Sanitary District, MD, (SPA: TD Bank, N.A.), 0.55%, 6/1/23(3)	6,800	6,800,000
West Linn-Wilsonville School District No. 3JT, OR, 0.00%, 6/15/41	1,500	745,410
West Sonoma County Union High School District, CA, (Election of 2018):
5.00%, 8/1/46	1,000	1,152,160
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
West Sonoma County Union High School District, CA, (Election of 2018): (continued)
5.00%, 8/1/49	$3,430	$ 3,947,210
Wisconsin, 5.00%, 5/1/38	22,500	24,195,375
		$ 748,575,811
Hospital — 9.4%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 4.00%, 4/1/44	$4,035	$ 4,216,696
Allegheny County Hospital Development Authority, PA, (UPMC Health System), 5.00%, 7/15/32	2,250	2,602,777
Arlington County Industrial Development Authority, VA, (Virginia Hospital Center):
4.00%, 7/1/38	1,000	1,091,300
4.00%, 7/1/45	3,000	3,234,240
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/47	510	522,684
Brevard County Health Facilities Authority, FL, (Health First Obligated Group), 5.00%, 4/1/47(5)	20,000	22,595,600
Bucks County Industrial Development Authority, PA, (Grand View Hospital), 4.00%, 7/1/46	4,000	4,117,440
California Health Facilities Financing Authority, (St. Joseph Health System):
Prerefunded to 7/1/23, 5.00%, 7/1/33	17,530	18,240,666
Prerefunded to 7/1/23, 5.00%, 7/1/37	25,465	26,497,351
Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/34	2,455	2,558,208
Decatur Hospital Authority, TX, (Wise Health System), 4.00%, 9/1/35	845	887,698
DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta), 5.00%, 7/1/31	1,000	1,174,340
Douglas County Hospital Authority No. 2, NE, (Children's Hospital Obligated Group):
4.00%, 11/15/36	425	464,266
4.00%, 11/15/41	590	639,796
DuBois Hospital Authority, PA, (Penn Highlands Healthcare), 5.00%, 7/15/33	855	999,085
Duluth Economic Development Authority, MN, (St. Luke's Hospital of Duluth Obligated Group), 4.00%, 6/15/35	1,260	1,334,012
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	4,340	4,412,391
Franklin County, OH, (OhioHealth Corp.), 4.00%, 5/15/47	3,710	3,945,622
Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.), 4.00%, 7/1/37	2,000	2,147,880
Hamilton County, OH, (UC Health), 5.00%, 9/15/50	8,000	9,116,160

17
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Idaho Health Facilities Authority, (St. Luke's Health System), 4.00%, 3/1/46	$5,750	$ 5,987,532
Illinois Finance Authority, (Edward-Elmhurst Healthcare), 1.26%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(6)	9,500	9,505,700
Illinois Finance Authority, (Presence Health Network):
5.00%, 2/15/26	7,500	8,291,700
5.00%, 2/15/33	1,500	1,681,170
Kentucky Economic Development Finance Authority, (CommonSpirit Health), 5.00%, 8/1/44	6,000	6,725,460
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/46	18,000	20,237,580
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/43	2,785	3,163,649
Medford Hospital Facilities Authority, OR, (Asante Health System), 5.00%, 8/15/45	3,000	3,406,050
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), 5.00%, 11/15/23	1,700	1,786,547
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/38	6,750	7,331,310
Missouri Health and Educational Facilities Authority, (Mosaic Health System), 4.00%, 2/15/44	2,200	2,284,392
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	7,959,353
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.00%, 7/1/38	3,400	3,637,150
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group):
4.00%, 7/1/50	6,830	7,085,988
4.00%, 7/1/53	7,000	7,244,510
North Carolina Medical Care Commission, (Rex Healthcare):
4.00%, 7/1/40	1,400	1,494,346
4.00%, 7/1/49	2,635	2,764,695
Oklahoma Development Finance Authority, (OU Medicine):
5.00%, 8/15/38	1,750	1,868,282
5.25%, 8/15/43	5,200	5,615,220
Oregon Facilities Authority, (PeaceHealth), (LOC: TD Bank, N.A.), 0.35%, 8/1/34(7)	18,320	18,320,000
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/35	2,260	2,475,514
Paulding County Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/43	1,720	1,966,579
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 4/15/45	3,250	3,410,160
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System):
5.00%, 8/15/23(5)	$500	$ 519,310
5.00%, 8/15/24(5)	550	584,139
5.00%, 8/15/25(5)	500	543,540
5.00%, 8/15/26(5)	600	666,600
Public Finance Authority, WI, (Blue Ridge HealthCare):
5.00%, 1/1/36	470	540,697
5.00%, 1/1/37	500	573,750
Spartanburg Regional Health Services District, Inc., SC:
4.00%, 4/15/36	1,380	1,499,191
5.00%, 4/15/35	1,580	1,876,993
Tampa, FL, (BayCare Health System), 5.00%, 11/15/46	10,500	11,511,780
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children's Medical Center), 4.00%, 12/1/34	2,685	2,937,041
University of Kansas Hospital Authority, 5.00%, 9/1/45	25,500	27,672,090
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/38	5,000	5,402,050
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/42	2,250	2,542,342
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), Prerefunded to 6/1/23, 5.375%, 6/1/38	21,895	22,820,502
Wisconsin Health and Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), 4.00%, 11/15/43	6,115	6,397,085
		$ 331,128,209
Housing — 0.7%
CMFA Special Finance Agency, CA, (Solana at Grand), 4.00%, 8/1/56(2)	$5,525	$ 5,080,238
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.00%, 7/1/56	1,750	1,906,345
Massachusetts Housing Finance Agency, (Mill Road Apartments), 1.06%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(6)	3,920	3,920,000
New York City Housing Development Corp., NY, 2.60%, 11/1/46	3,000	2,439,630
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	10,115,235
		$ 23,461,448
Industrial Development Revenue — 2.4%
Arkansas Development Finance Authority, (Big River Steel), (AMT), 4.50%, 9/1/49(2)	$1,000	$ 1,019,620

18
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
George L. Smith II Georgia World Congress Center Authority, 4.00%, 1/1/54	$4,690	$ 4,600,656
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	230	228,040
Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 1.00% to 6/1/22 (Put Date), 5/1/46	10,000	9,994,500
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	13,900	13,453,949
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	4,475	4,589,515
(AMT), 5.00%, 10/1/35	41,585	46,617,617
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(2)	475	513,551
Warren County, MS, (International Paper Co.), 1.375% to 6/16/25 (Put Date), 5/1/34	4,000	3,851,840
		$ 84,869,288
Insured - Education — 0.4%
University of Wyoming:
(AGM), 4.00%, 6/1/41	$6,645	$ 7,236,804
(AGM), 4.00%, 6/1/51	5,000	5,368,750
		$ 12,605,554
Insured - Electric Utilities — 0.0%(8)
West Memphis, AR, Public Utility System Revenue, (BAM), 3.00%, 12/1/41	$1,750	$ 1,758,785
		$ 1,758,785
Insured - Escrowed/Prerefunded — 1.2%
North Texas Tollway Authority, (AGC), Prerefunded to 1/1/25, 6.20%, 1/1/42	$37,070	$ 41,263,358
		$ 41,263,358
Insured - General Obligations — 1.2%
Grandville Public Schools, MI:
(AGM), 4.00%, 5/1/35	$785	$ 859,520
(AGM), 4.00%, 5/1/36	1,045	1,141,589
(AGM), 4.00%, 5/1/38	1,000	1,088,160
(AGM), 4.00%, 5/1/39	1,000	1,086,510
(AGM), 4.00%, 5/1/40	650	705,679
Nassau County, NY, (AGM), 5.00%, 4/1/49	10,000	11,454,300
New Haven, CT, (AGM), 5.00%, 8/1/39	3,000	3,456,660
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Oceanside Unified School District, CA, (Election of 2020), (AGM), 4.00%, 8/1/46	$3,990	$ 4,321,569
Santa Rosa Elementary School District, CA, (Election of 2014), (BAM), 4.00%, 8/1/43	1,000	1,077,320
Santa Rosa High School District, CA, (Election of 2014):
(AGM), 5.00%, 8/1/43	3,930	4,330,389
(BAM), 4.00%, 8/1/40	180	194,870
(BAM), 4.00%, 8/1/41	1,000	1,081,280
(BAM), 4.00%, 8/1/42	1,200	1,295,388
(BAM), 4.00%, 8/1/43	1,000	1,077,320
Ukiah Unified School District, CA, (Election of 2020):
(AGM), 5.00%, 8/1/38	1,330	1,545,859
(AGM), 5.00%, 8/1/45	2,000	2,305,120
(AGM), 5.00%, 8/1/49	2,250	2,583,585
Wiggins School District No. RE-50(J), CO, (BAM), 4.00%, 12/1/46	2,500	2,725,150
		$ 42,330,268
Insured - Hospital — 0.0%(8)
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AGM), 4.00%, 7/1/36	$1,700	$ 1,830,016
		$ 1,830,016
Insured - Other Revenue — 1.0%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$ 33,255,937
New York City Industrial Development Agency, NY, (Yankee Stadium):
(AGM), 3.00%, 3/1/39	2,680	2,482,752
(AGM), 3.00%, 3/1/40	395	362,420
		$ 36,101,109
Insured - Special Tax Revenue — 0.5%
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/29	$11,000	$ 13,002,550
(NPFG), 5.50%, 1/1/30	3,080	3,702,745
		$ 16,705,295
Insured - Transportation — 1.4%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$ 6,794,049
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 5.00%, 3/1/49	14,800	16,280,592

19
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
Metropolitan Transportation Authority, NY:
Green Bonds, (AGM), 4.00%, 11/15/46	$5,970	$ 6,164,562
Green Bonds, (AGM), 4.00%, 11/15/48(4)	8,900	9,181,952
Green Bonds, (AGM), 5.00%, 11/15/41	3,500	3,945,515
Philadelphia, PA, Airport Revenue, (AGM), (AMT), 4.00%, 7/1/46	6,050	6,213,290
		$ 48,579,960
Insured - Water and Sewer — 0.0%(8)
West Harris County Regional Water Authority, TX, (BAM), 4.00%, 12/15/39	$1,300	$ 1,440,322
		$ 1,440,322
Lease Revenue/Certificates of Participation — 1.1%
Hillsborough County, FL, 4.00%, 8/1/31	$4,760	$ 5,316,968
Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	1,530	1,603,210
New Jersey Economic Development Authority, (Juvenile Justice Commission Facilities), 5.00%, 6/15/47	3,605	3,910,307
New Jersey Economic Development Authority, (School Facilities Construction):
4.00%, 6/15/37	1,800	1,872,162
5.00%, 6/15/34	8,460	9,420,802
5.00%, 6/15/35	13,300	14,768,985
5.00%, 6/15/39	2,165	2,411,832
		$ 39,304,266
Nursing Home — 0.1%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$4,100	$ 4,123,903
		$ 4,123,903
Other Revenue — 2.4%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$10,300	$ 10,726,317
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(9)	250	45,000
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.25%, 12/1/38	750	811,110
DuPage County, IL, (The Morton Arboretum), Green Bonds, 3.00%, 5/15/47	5,085	4,531,040
Houston, TX, Hotel Occupancy Tax and Special Revenue:
3.00%, 9/1/32	500	499,850
3.00%, 9/1/33	315	313,601
4.00%, 9/1/29	435	476,386
4.00%, 9/1/30	445	489,558
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Houston, TX, Hotel Occupancy Tax and Special Revenue: (continued)
4.00%, 9/1/31	$425	$ 469,162
Kalispel Tribe of Indians, WA:
Series A, 5.25%, 1/1/38(2)	1,865	2,072,929
Series B, 5.25%, 1/1/38(2)	1,000	1,111,490
Metropolitan Pier and Exposition Authority, IL, (McCormick Place), 4.00%, 12/15/47	10,440	10,428,934
Minnesota Municipal Gas Agency, 1.188%, (67% of SOFR + 1.00%), 12/1/52(6)	10,000	9,972,700
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/43	22,350	24,289,309
New York Liberty Development Corp., (One World Trade Center), 4.00%, 2/15/43	3,000	3,145,650
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	13,960	15,321,100
		$ 84,704,136
Senior Living/Life Care — 1.9%
California Public Finance Authority, (Enso Village):
Green Bonds, 2.125%, 11/15/27(2)	$1,155	$ 1,122,360
Green Bonds, 2.375%, 11/15/28(2)	970	941,812
Green Bonds, 5.00%, 11/15/46(2)	540	564,289
Green Bonds, 5.00%, 11/15/56(2)	360	373,050
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.25%, 11/15/50	250	261,340
5.375%, 11/15/55	300	314,697
Florida Development Finance Corp., (Mayflower Retirement Community):
4.00%, 6/1/27(2)	1,270	1,335,811
4.00%, 6/1/28(2)	1,325	1,392,098
Iowa Finance Authority, (Lifespace Communities, Inc.):
4.00%, 5/15/28	2,355	2,425,768
5.00%, 5/15/48	9,000	9,248,580
Manhattan, KS, (Meadowlark Hills), 4.00%, 6/1/46	1,000	968,300
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza):
4.00%, 12/1/36	2,235	2,183,930
4.00%, 12/1/41	3,860	3,677,615
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/47	8,000	8,282,480
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
4.00%, 5/15/28	1,280	1,318,464
4.00%, 5/15/29	1,440	1,480,378

20
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/1/56	$6,040	$ 5,727,068
Public Finance Authority, WI, (Searstone CCRC), 3.00%, 6/1/28	17,410	16,439,915
Rockville, MD, (Ingleside at King Farm):
5.00%, 11/1/31	1,010	1,060,500
5.00%, 11/1/32	525	549,917
St. Johns County Industrial Development Authority, FL, (Vicar's Landing), 4.00%, 12/15/41	750	721,230
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	730	803,606
6.75%, 11/15/51	3,250	3,565,380
6.875%, 11/15/55	200	220,200
Wisconsin Health and Educational Facilities Authority, (Saint John's Communities, Inc.):
4.00%, 9/15/41(5)	765	709,101
4.00%, 9/15/45(5)	650	587,294
5.00%, 9/15/37	495	503,182
Prerefunded to 9/15/23, 5.00%, 9/15/40	750	784,245
		$ 67,562,610
Special Tax Revenue — 6.4%
Connecticut, Special Tax Revenue, 4.00%, 5/1/39	$2,650	$ 2,825,907
District of Columbia, Income Tax Revenue:
4.00%, 5/1/45	6,500	6,993,675
5.00%, 3/1/39	5,060	5,964,323
Harris County Metropolitan Transit Authority, TX, Sales and Use Tax Revenue, 5.00%, 11/1/38	7,950	9,389,665
Illinois Sports Facilities Authority:
5.00%, 6/15/29	2,250	2,481,525
5.00%, 6/15/30	2,400	2,626,800
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/40	1,285	1,282,469
Michigan Trunk Line Fund, 4.00%, 11/15/45	17,000	18,179,803
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(9)	230	0
5.35%, 5/1/38(9)	80	0
5.75%, 5/1/38	340	342,927
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/38	5,000	5,267,150
5.00%, 8/1/35	10,485	11,795,415
5.00%, 5/1/36	4,050	4,605,741
5.00%, 5/1/39	9,240	10,278,761
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York City Transitional Finance Authority, NY, Future Tax Revenue: (continued)
5.00%, 11/1/39	$10,000	$ 11,300,500
2015 Series B, 5.00%, 8/1/39	4,585	4,883,438
2018 Series A, 5.00%, 8/1/39	11,845	13,225,179
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/42	6,000	6,378,720
5.00%, 2/15/45	9,995	10,661,067
5.00%, 2/15/48	7,890	8,979,293
New York Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/36	7,840	8,689,464
5.00%, 3/15/40	10,000	11,161,100
(AMT), 5.00%, 3/15/27	1,620	1,830,649
(AMT), 5.00%, 3/15/28	1,705	1,966,734
(AMT), 5.00%, 3/15/29	1,790	2,082,110
(AMT), 5.00%, 3/15/31	970	1,121,165
(AMT), 5.00%, 3/15/32	2,070	2,388,159
New York State Urban Development Corp., Personal Income Tax Revenue:
5.00%, 3/15/35	12,000	13,070,280
5.00%, 3/15/41	10,000	11,191,700
Puerto Rico Sales Tax Financing Corp.:
4.329%, 7/1/40	5,536	5,740,666
4.784%, 7/1/58	2,219	2,338,427
San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue:
4.00%, 7/1/37	3,075	3,310,729
4.00%, 7/1/38	7,495	8,054,277
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	440	400,497
Series A2, 5.80%, 5/1/35	310	229,887
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	918,988
Texas Transportation Commission, Prerefunded to 4/1/24, 5.00%, 4/1/33(4)	10,000	10,602,300
Washington Convention and Sports Authority, D.C., Dedicated Tax Revenue:
4.00%, 10/1/37	1,000	1,094,750
4.00%, 10/1/39	1,000	1,090,490
		$ 224,744,730
Student Loan — 0.1%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	$2,720	$ 2,765,125
		$ 2,765,125

21
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 24.3%
Atlanta, GA, Airport Revenue:
(AMT), 4.00%, 7/1/34	$3,480	$ 3,649,163
(AMT), 4.00%, 7/1/36	5,000	5,230,200
(AMT), 4.00%, 7/1/39	1,000	1,052,440
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/35	2,625	2,954,962
Charleston County Airport District, SC, (AMT), 5.50%, 7/1/38	10,000	10,369,800
Chicago, IL, (Midway International Airport):
5.00%, 1/1/33	3,830	3,996,873
(AMT), 5.00%, 1/1/34	5,250	5,465,932
Chicago, IL, (O'Hare International Airport):
4.00%, 1/1/36	7,000	7,379,680
5.00%, 1/1/32	15,160	17,413,079
5.00%, 1/1/36	6,000	6,518,340
(AMT), 5.00%, 1/1/23	1,125	1,150,268
(AMT), 5.00%, 1/1/25	16,100	16,460,479
(AMT), 5.00%, 1/1/33	7,300	7,744,132
(AMT), 5.00%, 1/1/39	4,000	4,408,960
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.25%, 11/1/31	10,395	10,892,297
(AMT), 5.25%, 11/1/30	11,015	11,496,576
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 12/1/35	11,350	12,665,578
(AMT), 5.00%, 12/1/37	10,000	11,146,400
Florida Department of Transportation, 5.00%, 7/1/27(5)	10,000	11,423,400
Florida Development Finance Corp., (Brightline Florida Passenger Rail), Green Bonds, (AMT), 7.375%, 1/1/49(2)	15,685	16,571,359
Harris County, TX, Toll Road Revenue, 4.00%, 8/15/45	2,500	2,695,850
Hawaii, Airports System Revenue:
(AMT), 5.00%, 7/1/41	2,935	3,126,450
(AMT), 5.00%, 7/1/48	10,000	10,931,000
Houston, TX, Airport System Revenue:
(AMT), 4.00%, 7/1/35	1,500	1,572,240
(AMT), 4.00%, 7/1/36	2,000	2,094,360
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/37	6,385	7,095,587
(AMT), 5.00%, 3/1/46	17,130	18,768,313
Kansas Department of Transportation, 5.00%, 9/1/30	20,000	21,364,400
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/40	6,000	6,433,080
(AMT), 5.00%, 5/15/41	9,000	9,769,140
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Louisiana Offshore Terminal Authority, (LOOP, LLC), 2.00% to 10/1/22 (Put Date), 10/1/40	$2,000	$ 2,000,980
Love Field Airport Modernization Corp., TX, (AMT), 5.00%, 11/1/24	1,500	1,601,400
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	1,050	1,175,675
Massachusetts Port Authority:
5.00%, 7/1/32	3,800	4,434,106
(AMT), 5.00%, 7/1/26	10,105	11,130,253
(AMT), 5.00%, 7/1/31	2,965	3,371,917
(AMT), 5.00%, 7/1/33	3,855	4,365,903
Memphis-Shelby County Airport Authority, TN:
(AMT), 5.00%, 7/1/35	3,440	3,812,999
(AMT), 5.00%, 7/1/36	3,200	3,544,416
(AMT), 5.00%, 7/1/45	3,000	3,376,170
Metropolitan Washington Airports Authority, D.C.:
(AMT), 4.00%, 10/1/38	715	754,683
(AMT), 4.00%, 10/1/41	580	609,180
(AMT), 5.00%, 10/1/28	4,500	4,782,915
(AMT), 5.00%, 10/1/32	10,000	11,026,600
(AMT), 5.00%, 10/1/35	11,900	12,824,630
(AMT), 5.00%, 10/1/42	2,000	2,232,020
Miami-Dade County, FL, Aviation Revenue:
(AMT), 5.00%, 10/1/33	23,250	24,509,685
(AMT), 5.00%, 10/1/36	9,125	9,605,796
(AMT), 5.00%, 10/1/38	1,730	1,914,037
(AMT), 5.00%, 10/1/40	25,230	27,571,092
(AMT), 5.00%, 10/1/41	2,320	2,557,870
Middlesex County Improvement Authority, NJ, (New Brunswick Parking Deck), 4.00%, 9/1/46	4,000	4,369,360
Minneapolis-St. Paul Metropolitan Airports Commission, MN, (AMT), 5.00%, 1/1/32	3,710	4,187,848
New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/44	8,250	8,435,295
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.00%, 6/15/36	6,635	6,896,485
4.00%, 6/15/38	8,000	8,289,040
4.00%, 6/15/40	3,335	3,434,049
4.00%, 6/15/45	18,500	18,845,395
5.00%, 6/15/45	7,165	7,917,827
5.00%, 6/15/50	6,040	6,646,718
New Jersey Transportation Trust Fund Authority, (Transportation System):
4.00%, 6/15/39(5)	3,000	3,098,790
4.00%, 6/15/40(5)	3,000	3,087,780

22
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority, (Transportation System): (continued)
4.00%, 6/15/42(5)	$2,750	$ 2,810,308
New Jersey Turnpike Authority:
Series 2015E, 5.00%, 1/1/31	2,680	2,875,399
Series 2017B, 5.00%, 1/1/31	3,560	4,053,879
New York Thruway Authority:
4.00%, 1/1/39	18,590	19,777,901
4.00%, 1/1/44	10,000	10,461,300
5.00%, 1/1/36	12,200	13,916,662
5.00%, 1/1/40	17,155	19,398,874
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/41	1,705	1,784,129
(AMT), 5.00%, 7/1/46	14,325	15,019,619
(AMT), 5.25%, 1/1/50	1,180	1,234,929
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
5.00%, 12/1/26	1,000	1,092,860
(AMT), 5.00%, 12/1/25	1,100	1,173,238
(AMT), 5.00%, 12/1/30	1,710	1,914,379
(AMT), 5.00%, 12/1/34	2,150	2,406,431
North Texas Tollway Authority:
4.00%, 1/1/40	2,000	2,142,080
5.00%, 1/1/29	5,000	5,480,450
Pennsylvania Turnpike Commission:
4.00%, 12/1/51	9,000	9,456,480
5.00%, 12/1/45	4,165	4,780,004
(LOC: TD Bank, N.A.), 0.50%, 12/1/38(3)	9,000	9,000,000
(LOC: TD Bank, N.A.), 0.50%, 12/1/39(3)	32,000	32,000,000
Philadelphia, PA, Airport Revenue:
(AMT), 5.00%, 7/1/23	4,460	4,611,729
(AMT), 5.00%, 7/1/51	5,000	5,596,100
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 4.00%, 7/1/44	3,900	4,018,872
Port Authority of New York and New Jersey:
4.00%, 11/1/41	6,600	7,078,302
5.00%, 9/1/38	6,130	7,046,987
(AMT), 3.00%, 10/1/27	4,050	4,135,981
(AMT), 4.00%, 9/1/34	8,310	8,589,465
(AMT), 5.00%, 9/15/31	15,000	16,857,000
(AMT), 5.00%, 10/1/35	5,000	5,539,700
(AMT), 5.00%, 4/1/36	10,230	11,288,396
(AMT), 5.00%, 10/15/41	2,500	2,859,150
Port Freeport, TX, (AMT), 4.00%, 6/1/46	1,000	1,028,360
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/44	$5,000	$ 5,553,900
(AMT), 5.00%, 7/1/52	10,000	11,385,000
Port of Seattle, WA:
(AMT), 5.00%, 4/1/44	5,000	5,603,450
(AMT), 5.00%, 8/1/46	21,250	24,050,537
Raleigh-Durham Airport Authority, NC, Series 2020A, (AMT), 5.00%, 5/1/36	1,000	1,141,900
Salt Lake City, UT, (Salt Lake City International Airport):
5.00%, 7/1/46	9,000	10,307,970
(AMT), 5.00%, 7/1/38	7,165	7,930,222
(AMT), 5.00%, 7/1/46	10,000	11,257,000
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/41	25,630	27,749,601
(AMT), 5.00%, 5/1/44	8,535	8,909,174
(AMT), 5.00%, 5/1/46	5,000	5,376,250
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):
4.00%, 12/31/37	2,230	2,312,354
4.00%, 12/31/38	5,390	5,580,914
4.00%, 12/31/39	2,140	2,215,521
5.00%, 12/31/35	2,885	3,235,787
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	12,635	13,887,887
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/48	6,940	7,049,305
		$ 857,226,988
Water and Sewer — 3.8%
Boston Water and Sewer Commission, MA, 5.00%, 11/1/26	$2,970	$ 3,281,107
Charleston, SC, Waterworks and Sewer System Revenue, 4.00%, 1/1/30	6,000	6,751,440
Charlotte, NC, Water and Sewer System Revenue, 4.00%, 7/1/36	2,000	2,215,860
East Bay Municipal Utility District, CA, Water System Revenue:
5.00%, 6/1/35	2,905	3,312,281
5.00%, 6/1/37	7,280	7,916,199
Green Bonds, 5.00%, 6/1/37	4,200	4,922,694
Fulton County, GA, Water and Sewerage Revenue, 4.00%, 1/1/34	1,750	1,920,450
Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/45	1,245	1,445,072

23
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Metropolitan Water District of Southern California:
0.65%, (SIFMA + 0.14%), 5/21/24 (Put Date), 7/1/37(6)	$3,335	$ 3,326,029
5.00%, 7/1/38	4,570	5,313,493
Michigan Finance Authority, (Detroit Water and Sewerage Department):
5.00%, 7/1/33	8,095	8,567,829
5.00%, 7/1/44	5	5,041
Missoula, MT, Water System Revenue, 5.00%, 7/1/35	1,135	1,308,167
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
(SPA: Barclays Bank PLC), 0.55%, 6/15/41(3)	35,000	35,000,000
Series 2018 CC-1, 5.00%, 6/15/48	12,960	14,543,323
Series 2018 EE, 5.00%, 6/15/35	3,955	4,339,782
Series 2022 CC, 5.00%, 6/15/35	2,000	2,404,100
Phoenix Civic Improvement Corp., AZ, Water System Revenue, 4.00%, 7/1/42	2,000	2,209,260
Seattle, WA, Drainage and Wastewater System Revenue, 5.00%, 9/1/30	11,320	13,680,107
Tarrant Regional Water District, TX, Prerefunded to 3/1/24, 5.00%, 3/1/30	10,000	10,575,800
Trinity River Authority, TX, (Mountain Creek Regional Wastewater System), 4.00%, 8/1/36	695	776,155
		$ 133,814,189
Total Tax-Exempt Municipal Obligations (identified cost $3,400,963,419)		$3,403,050,798

Taxable Municipal Obligations — 4.8%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$5,934	$ 1,483,490
		$ 1,483,490
Education — 0.1%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word):
2.65%, 4/1/30	$1,100	$ 1,002,518
3.15%, 4/1/37	1,750	1,570,905
		$ 2,573,423
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.6%
Chicago, IL, 7.75%, 1/1/42	$4,050	$ 4,455,324
Detroit, MI, 2.96%, 4/1/27	1,000	938,810
Douglas County School District No. 17, NE, 2.192%, 6/15/35	775	719,440
Lakeside School District No. 9, AR:
1.55%, 4/1/35	925	811,761
1.65%, 4/1/36	1,365	1,192,450
1.80%, 4/1/37	1,415	1,238,748
1.85%, 4/1/38	610	529,895
1.90%, 4/1/39	1,605	1,381,552
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 2.302%, 8/1/36	1,405	1,237,496
Marin Community College District, CA, 2.01%, 8/1/33	1,140	1,041,037
Mattawan Consolidated School, MI, 2.096%, 5/1/33	1,120	1,040,749
Naugatuck, CT:
2.79%, 9/15/38	800	743,480
2.94%, 9/15/41	1,700	1,572,245
Puerto Rico, GO CVIs, 0.00%, 11/1/43	7,511	4,046,283
Tustin Unified School District, CA, 2.254%, 8/1/36	1,155	984,857
		$ 21,934,127
Hospital — 1.0%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$ 36,769,430
		$ 36,769,430
Insured - General Obligations — 0.0%(8)
Westland Tax Increment Finance Authority, MI:
(AGM), 2.31%, 4/1/33	$1,165	$ 1,042,815
(AGM), 2.41%, 4/1/34	195	173,961
		$ 1,216,776
Insured - Special Tax Revenue — 0.1%
Bexar County, TX, Venue Project Revenue, (AGM), 2.534%, 8/15/34	$2,805	$ 2,548,931
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.557%, 9/1/33	1,055	961,538
		$ 3,510,469
Insured - Transportation — 1.4%
Alameda Corridor Transportation Authority, CA:
(AMBAC), 0.00%, 10/1/26	$22,500	$ 19,472,400
(AMBAC), 0.00%, 10/1/27	34,390	28,569,492
		$ 48,041,892

24
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.1%
Golden State Tobacco Securitization Corp., CA, 1.60%, 6/1/26	$4,250	$ 3,981,103
		$ 3,981,103
Other Revenue — 0.8%
Golden State Tobacco Securitization Corp., CA, 3.714%, 6/1/41	$28,000	$ 25,050,200
Santa Cruz County, CA, Pension Obligation Bonds, 2.291%, 6/1/33	3,000	2,752,350
		$ 27,802,550
Senior Living/Life Care — 0.0%(8)
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.45%, 11/15/23	$1,250	$ 1,237,188
		$ 1,237,188
Special Tax Revenue — 0.1%
Illinois, Sales Tax Revenue, 1.999%, 6/15/28	$3,000	$ 2,736,660
		$ 2,736,660
Student Loan — 0.1%
Massachusetts Educational Financing Authority, 2.305%, 7/1/29	$2,200	$ 2,025,232
		$ 2,025,232
Transportation — 0.4%
Central Texas Regional Mobility Authority, 2.174%, 1/1/29	$1,260	$ 1,162,010
Virginia Small Business Financing Authority, (I-495 HOT Lanes), 2.00%, 12/31/23	13,250	13,259,540
		$ 14,421,550
Total Taxable Municipal Obligations (identified cost $169,032,539)		$ 167,733,890
Total Investments — 102.5% (identified cost $3,620,614,335)		$3,617,188,814
Other Assets, Less Liabilities — (2.5)%		$ (88,517,300)
Net Assets — 100.0%		$3,528,671,514

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $34,980,833 or 1.0% of the Fund's net assets.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2022.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(5)	When-issued/delayed delivery security.
(6)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2022.
(7)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2022.
(8)	Amount is less than 0.05%.
(9)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.
At March 31, 2022, the concentration of the Fund's investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	19.8%
California	11.9%
Texas	10.7%
Others, representing less than 10% individually	58.8%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2022, 7.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 3.6% of total investments.

25
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	(925)	Short	6/21/22	$(138,807,813)	$ 3,683,808
					$3,683,808
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
26
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Statements of Assets and Liabilities (Unaudited)

	March 31, 2022
	AMT-Free Fund	National Fund
Assets
Investments:
Identified cost	$ 324,960,487	$ 3,620,614,335
Unrealized appreciation (depreciation)	3,299,188	(3,425,521)
Investments, at value	$328,259,675	$3,617,188,814
Cash	$ 3,780,904	$ 115,786,892
Deposits for derivatives collateral — futures contracts	—	3,237,550
Interest receivable	3,855,751	37,473,812
Receivable for investments sold	1,783,804	40,064,348
Receivable for Fund shares sold	324,174	7,982,208
Total assets	$338,004,308	$3,821,733,624
Liabilities
Payable for floating rate notes issued	$ 18,691,319	$ 104,190,442
Payable for investments purchased	—	8,712,477
Payable for when-issued/delayed delivery securities	12,417,482	156,030,472
Payable for Fund shares redeemed	790,542	20,183,995
Payable for variation margin on open futures contracts	—	578,092
Distributions payable	98,650	1,194,250
Payable to affiliates:
Investment adviser fee	106,072	916,535
Distribution and service fees	36,709	365,894
Interest expense and fees payable	43,559	239,419
Accrued expenses	99,080	650,534
Total liabilities	$ 32,283,413	$ 293,062,110
Net Assets	$305,720,895	$3,528,671,514
Sources of Net Assets
Paid-in capital	$ 331,010,704	$ 3,731,688,520
Accumulated loss	(25,289,809)	(203,017,006)
Net Assets	$305,720,895	$3,528,671,514
Class A Shares
Net Assets	$ 139,671,724	$ 1,372,164,219
Shares Outstanding	16,224,470	142,650,794
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.61	$ 9.62
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 9.04	$ 10.10
Class C Shares
Net Assets	$ 7,492,783	$ 75,917,689
Shares Outstanding	875,352	7,893,231
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 8.56	$ 9.62
27
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2022
	AMT-Free Fund	National Fund
Class I Shares
Net Assets	$158,556,388	$2,080,589,606
Shares Outstanding	16,864,597	216,317,494
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.40	$ 9.62
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
28
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2022
	AMT-Free Fund	National Fund
Investment Income
Interest income	$ 5,433,617	$ 47,170,690
Total investment income	$ 5,433,617	$ 47,170,690
Expenses
Investment adviser fee	$ 669,426	$ 5,611,321
Distribution and service fees:
Class A	190,090	1,866,382
Class C	42,272	437,684
Trustees’ fees and expenses	8,950	54,250
Custodian fee	40,782	338,470
Transfer and dividend disbursing agent fees	51,260	694,393
Legal and accounting services	32,794	90,722
Printing and postage	3,886	60,055
Registration fees	39,476	80,299
Interest expense and fees	67,650	358,852
Miscellaneous	27,392	119,007
Total expenses	$ 1,173,978	$ 9,711,435
Net investment income	$ 4,259,639	$ 37,459,255
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (2,798,110)	$ (64,509,457)
Futures contracts	—	8,845,583
Net realized loss	$ (2,798,110)	$ (55,663,874)
Change in unrealized appreciation (depreciation):
Investments	$ (22,065,254)	$ (199,152,560)
Futures contracts	—	(339,648)
Net change in unrealized appreciation (depreciation)	$(22,065,254)	$(199,492,208)
Net realized and unrealized loss	$(24,863,364)	$(255,156,082)
Net decrease in net assets from operations	$(20,603,725)	$(217,696,827)
29
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)
	AMT-Free Fund	National Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,259,639	$ 37,459,255
Net realized loss	(2,798,110)	(55,663,874)
Net change in unrealized appreciation (depreciation)	(22,065,254)	(199,492,208)
Net decrease in net assets from operations	$ (20,603,725)	$ (217,696,827)
Distributions to shareholders:
Class A	$ (1,840,846)	$ (16,004,854)
Class C	(70,506)	(608,441)
Class I	(2,372,750)	(27,543,260)
Total distributions to shareholders	$ (4,284,102)	$ (44,156,555)
Transactions in shares of beneficial interest:
Class A	$ (7,090,432)	$ (85,708,351)
Class C	(915,998)	(13,167,404)
Class I	(12,383,746)	(111,045,305)
Net decrease in net assets from Fund share transactions	$ (20,390,176)	$ (209,921,060)
Net decrease in net assets	$ (45,278,003)	$ (471,774,442)
Net Assets
At beginning of period	$ 350,998,898	$ 4,000,445,956
At end of period	$305,720,895	$3,528,671,514
30
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2021
	AMT-Free Fund	National Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 9,214,288	$ 85,910,593
Net realized gain	1,787,813	23,602,415
Net change in unrealized appreciation (depreciation)	(339,343)	2,780,570
Net increase in net assets from operations	$ 10,662,758	$ 112,293,578
Distributions to shareholders:
Class A	$ (4,300,571)	$ (36,519,653)
Class C	(208,934)	(1,594,901)
Class I	(5,185,414)	(51,964,079)
Total distributions to shareholders	$ (9,694,919)	$ (90,078,633)
Transactions in shares of beneficial interest:
Class A	$ (1,156,043)	$ (74,309,751)
Class C	(6,154,882)	(37,545,612)
Class I	15,406,188	541,213,178
Net increase in net assets from Fund share transactions	$ 8,095,263	$ 429,357,815
Net increase in net assets	$ 9,063,102	$ 451,572,760
Net Assets
At beginning of year	$ 341,935,796	$ 3,548,873,196
At end of year	$350,998,898	$4,000,445,956
31
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Financial Highlights

	AMT-Free Fund — Class A
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 9.290	$ 9.250	$ 9.250	$ 8.870	$ 9.130	$ 9.430
Income (Loss) From Operations
Net investment income(1)	$ 0.110	$ 0.236	$ 0.274	$ 0.317	$ 0.336	$ 0.351
Net realized and unrealized gain (loss)	(0.680)	0.053	0.011 (2)	0.381	(0.262)	(0.298)
Total income (loss) from operations	$ (0.570)	$ 0.289	$ 0.285	$ 0.698	$ 0.074	$ 0.053
Less Distributions
From net investment income	$ (0.110)	$ (0.249)	$ (0.285)	$ (0.318)	$ (0.334)	$ (0.353)
Total distributions	$ (0.110)	$ (0.249)	$ (0.285)	$ (0.318)	$ (0.334)	$ (0.353)
Net asset value — End of period	$ 8.610	$ 9.290	$ 9.250	$ 9.250	$ 8.870	$ 9.130
Total Return(3)	(6.19)% (4)	3.14%	3.12%	8.02%	0.83%	0.64%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$139,672	$157,981	$158,729	$150,853	$139,623	$155,589
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.77% (5)	0.76%	0.78%	0.81%	0.81%	0.82%
Interest and fee expense(6)	0.04% (5)	0.04%	0.14%	0.23%	0.24%	0.16%
Total expenses	0.81% (5)	0.80%	0.92%	1.04%	1.05%	0.98%
Net investment income	2.41% (5)	2.53%	2.97%	3.51%	3.74%	3.86%
Portfolio Turnover	22% (4)	32%	58%	33%	18%	33%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
32
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Financial Highlights — continued

	AMT-Free Fund — Class C
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 9.240	$ 9.200	$ 9.200	$ 8.820	$ 9.080	$ 9.380
Income (Loss) From Operations
Net investment income(1)	$ 0.075	$ 0.167	$ 0.204	$ 0.249	$ 0.267	$ 0.281
Net realized and unrealized gain (loss)	(0.679)	0.051	0.011 (2)	0.380	(0.262)	(0.298)
Total income (loss) from operations	$(0.604)	$ 0.218	$ 0.215	$ 0.629	$ 0.005	$ (0.017)
Less Distributions
From net investment income	$ (0.076)	$ (0.178)	$ (0.215)	$ (0.249)	$ (0.265)	$ (0.283)
Total distributions	$(0.076)	$(0.178)	$ (0.215)	$ (0.249)	$ (0.265)	$ (0.283)
Net asset value — End of period	$ 8.560	$ 9.240	$ 9.200	$ 9.200	$ 8.820	$ 9.080
Total Return(3)	(6.58)% (4)	2.38%	2.36%	7.24%	0.06%	(0.12)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 7,493	$ 9,017	$15,094	$19,715	$32,545	$39,099
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.52% (5)	1.51%	1.53%	1.56%	1.56%	1.57%
Interest and fee expense(6)	0.04% (5)	0.04%	0.14%	0.23%	0.24%	0.16%
Total expenses	1.56% (5)	1.55%	1.67%	1.79%	1.80%	1.73%
Net investment income	1.66% (5)	1.80%	2.23%	2.78%	2.99%	3.11%
Portfolio Turnover	22% (4)	32%	58%	33%	18%	33%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
33
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Financial Highlights — continued

	AMT-Free Fund — Class I
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 10.150	$ 10.110	$ 10.100	$ 9.680	$ 9.970	$ 10.300
Income (Loss) From Operations
Net investment income(1)	$ 0.132	$ 0.283	$ 0.323	$ 0.370	$ 0.391	$ 0.407
Net realized and unrealized gain (loss)	(0.749)	0.055	0.023 (2)	0.422	(0.292)	(0.327)
Total income (loss) from operations	$ (0.617)	$ 0.338	$ 0.346	$ 0.792	$ 0.099	$ 0.080
Less Distributions
From net investment income	$ (0.133)	$ (0.298)	$ (0.336)	$ (0.372)	$ (0.389)	$ (0.410)
Total distributions	$ (0.133)	$ (0.298)	$ (0.336)	$ (0.372)	$ (0.389)	$ (0.410)
Net asset value — End of period	$ 9.400	$ 10.150	$ 10.110	$ 10.100	$ 9.680	$ 9.970
Total Return(3)	(6.14)% (4)	3.36%	3.48%	8.34%	1.02%	0.87%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$158,556	$184,002	$168,113	$145,788	$132,313	$154,177
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.52% (5)	0.51%	0.53%	0.56%	0.56%	0.57%
Interest and fee expense(6)	0.04% (5)	0.04%	0.14%	0.23%	0.24%	0.16%
Total expenses	0.56% (5)	0.55%	0.67%	0.79%	0.80%	0.73%
Net investment income	2.66% (5)	2.77%	3.21%	3.76%	3.98%	4.09%
Portfolio Turnover	22% (4)	32%	58%	33%	18%	33%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
34
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Financial Highlights — continued

	National Fund — Class A
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 10.310	$ 10.240	$ 10.140	$ 9.650	$ 9.930	$ 10.170
Income (Loss) From Operations
Net investment income(1)	$ 0.091	$ 0.223	$ 0.265	$ 0.322	$ 0.350	$ 0.366
Net realized and unrealized gain (loss)	(0.672)	0.082	0.119	0.491	(0.277)	(0.242)
Total income (loss) from operations	$ (0.581)	$ 0.305	$ 0.384	$ 0.813	$ 0.073	$ 0.124
Less Distributions
From net investment income	$ (0.109)	$ (0.235)	$ (0.284)	$ (0.323)	$ (0.353)	$ (0.364)
Total distributions	$ (0.109)	$ (0.235)	$ (0.284)	$ (0.323)	$ (0.353)	$ (0.364)
Net asset value — End of period	$ 9.620	$ 10.310	$ 10.240	$ 10.140	$ 9.650	$ 9.930
Total Return(2)	(5.68)% (3)	2.99%	3.84%	8.57%	0.76%	1.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,372,164	$1,558,418	$1,620,505	$1,605,407	$1,419,239	$1,600,127
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.61% (4)	0.61%	0.64%	0.68%	0.69%	0.68%
Interest and fee expense(5)	0.02% (4)	0.02%	0.05%	0.12%	0.19%	0.16%
Total expenses	0.63% (4)	0.63%	0.69%	0.80%	0.88%	0.84%
Net investment income	1.80% (4)	2.15%	2.61%	3.26%	3.58%	3.71%
Portfolio Turnover	54% (3)	56%	105%	89%	67%	70%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
35
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Financial Highlights — continued

	National Fund — Class C
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$10.310	$ 10.240	$ 10.140	$ 9.650	$ 9.930	$ 10.170
Income (Loss) From Operations
Net investment income(1)	$ 0.053	$ 0.146	$ 0.190	$ 0.252	$ 0.276	$ 0.292
Net realized and unrealized gain (loss)	(0.672)	0.081	0.119	0.488	(0.276)	(0.242)
Total income (loss) from operations	$ (0.619)	$ 0.227	$ 0.309	$ 0.740	$ —	$ 0.050
Less Distributions
From net investment income	$ (0.071)	$ (0.157)	$ (0.209)	$ (0.250)	$ (0.280)	$ (0.290)
Total distributions	$ (0.071)	$ (0.157)	$ (0.209)	$ (0.250)	$ (0.280)	$ (0.290)
Net asset value — End of period	$ 9.620	$10.310	$ 10.240	$ 10.140	$ 9.650	$ 9.930
Total Return(2)	(6.04)% (3)	2.22%	3.08%	7.77%	0.01%	0.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$75,918	$ 94,851	$131,330	$172,417	$363,026	$462,269
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.36% (4)	1.36%	1.39%	1.43%	1.44%	1.43%
Interest and fee expense(5)	0.02% (4)	0.02%	0.05%	0.12%	0.19%	0.16%
Total expenses	1.38% (4)	1.38%	1.44%	1.55%	1.63%	1.59%
Net investment income	1.05% (4)	1.41%	1.87%	2.57%	2.83%	2.96%
Portfolio Turnover	54% (3)	56%	105%	89%	67%	70%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
36
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Financial Highlights — continued

	National Fund — Class I
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 10.310	$ 10.240	$ 10.140	$ 9.650	$ 9.930	$ 10.170
Income (Loss) From Operations
Net investment income(1)	$ 0.104	$ 0.248	$ 0.289	$ 0.341	$ 0.374	$ 0.390
Net realized and unrealized gain (loss)	(0.673)	0.082	0.120	0.495	(0.277)	(0.241)
Total income (loss) from operations	$ (0.569)	$ 0.330	$ 0.409	$ 0.836	$ 0.097	$ 0.149
Less Distributions
From net investment income	$ (0.121)	$ (0.260)	$ (0.309)	$ (0.346)	$ (0.377)	$ (0.389)
Total distributions	$ (0.121)	$ (0.260)	$ (0.309)	$ (0.346)	$ (0.377)	$ (0.389)
Net asset value — End of period	$ 9.620	$ 10.310	$ 10.240	$ 10.140	$ 9.650	$ 9.930
Total Return(2)	(5.56)% (3)	3.24%	4.10%	8.83%	1.01%	1.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,080,590	$2,347,177	$1,797,038	$1,348,563	$756,446	$777,063
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.36% (4)	0.36%	0.39%	0.43%	0.44%	0.43%
Interest and fee expense(5)	0.02% (4)	0.02%	0.05%	0.12%	0.19%	0.16%
Total expenses	0.38% (4)	0.38%	0.44%	0.55%	0.63%	0.59%
Net investment income	2.05% (4)	2.39%	2.85%	3.45%	3.83%	3.95%
Portfolio Turnover	54% (3)	56%	105%	89%	67%	70%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
37
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Each Fund’s investment objective is to provide current income exempt from regular federal income tax. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Effective April 29, 2022, the maximum sales charge payable upon purchase of Class A shares was reduced to 3.25%. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s "fair value", which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of March 31, 2022, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
38

Eaton Vance
Municipal Income Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held— The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2022. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2022, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
	AMT-Free Fund	National Fund
Floating Rate Notes Outstanding	$18,691,319	$104,190,442
Interest Rate or Range of Interest Rates (%)	0.54	0.53 - 0.60
Collateral for Floating Rate Notes Outstanding	$28,499,276	$140,432,472
For the six months ended March 31, 2022, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:
	AMT-Free Fund	National Fund
Average Floating Rate Notes Outstanding	$18,675,000	$104,175,000
Average Interest Rate	0.73%	0.69%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2022.
The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
39

Eaton Vance
Municipal Income Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  Futures Contracts—Upon entering into a futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
K  Interim Financial Statements—The interim financial statements relating to March 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At September 30, 2021, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	AMT-Free Fund	National Fund
Deferred capital losses:
Short-term	$15,332,582	$103,411,907
Long-term	$11,225,671	$ 35,004,618
40

Eaton Vance
Municipal Income Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at March 31, 2022, as determined on a federal income tax basis, were as follows:
	AMT-Free Fund	National Fund
Aggregate cost	$306,281,090	$3,522,919,787
Gross unrealized appreciation	$ 12,044,030	$ 82,705,243
Gross unrealized depreciation	(8,756,764)	(88,942,850)
Net unrealized appreciation (depreciation)	$ 3,287,266	$ (6,237,607)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, for AMT-Free Fund and Boston Management and Research (BMR), an affiliate of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275	2.750
$1 billion but less than $1.5 billion	0.250	2.500
$1.5 billion but less than $2 billion	0.225	2.250
$2 billion but less than $3 billion	0.200	2.000
$3 billion and over	0.175	1.750
For the six months ended March 31, 2022, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	AMT-Free Fund	National Fund
Investment Adviser Fee	$669,426	$5,611,321
Effective Annual Rate	0.40%	0.29%
EVM serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales
41

Eaton Vance
Municipal Income Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the six months ended March 31, 2022 were as follows:
	AMT-Free Fund	National Fund
EVM's Sub-Transfer Agent Fees	$5,706	$87,528
EVD's Class A Sales Charges	$3,003	$31,187
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$ —	$10,641
Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2022 for Class A shares amounted to the following:
	AMT-Free Fund	National Fund
Class A Distribution and Service Fees	$190,090	$1,866,382
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended March 31, 2022, the Funds paid or accrued to EVD the following distribution fees:
	AMT-Free Fund	National Fund
Class C Distribution Fees	$31,704	$328,263
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2022 amounted to the following:
	AMT-Free Fund	National Fund
Class C Service Fees	$10,568	$109,421
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
42

Eaton Vance
Municipal Income Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Effective April 29, 2022, Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2022, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:
	AMT-Free Fund	National Fund
Class A	$500	$40,700
Class C	$500	$ 1,500
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2022 were as follows:
	AMT-Free Fund	National Fund
Purchases	$77,830,541	$2,107,053,857
Sales	$93,835,210	$2,240,795,039
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:
AMT-Free Fund
	Six Months Ended March 31, 2022 (Unaudited)			Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	439,205	$ 4,038,581	2,641,027	$ 24,766,387
Issued to shareholders electing to receive payments of distributions in Fund shares	168,820	1,531,619	391,532	3,658,118
Redemptions	(1,419,912)	(12,936,991)	(3,720,359)	(34,629,729)
Converted from Class C shares	30,520	276,359	541,353	5,049,181
Net decrease	(781,367)	$ (7,090,432)	(146,447)	$ (1,156,043)
Class C
Sales	26,886	$ 246,416	132,529	$ 1,235,057
Issued to shareholders electing to receive payments of distributions in Fund shares	7,629	68,817	21,623	200,701
Redemptions	(104,591)	(954,872)	(274,046)	(2,541,459)
Converted to Class A shares	(30,691)	(276,359)	(544,356)	(5,049,181)
Net decrease	(100,767)	$ (915,998)	(664,250)	$ (6,154,882)
43

Eaton Vance
Municipal Income Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

AMT-Free Fund (continued)
	Six Months Ended March 31, 2022 (Unaudited)			Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class I
Sales	1,889,236	$ 18,906,666	5,087,241	$ 52,068,921
Issued to shareholders electing to receive payments of distributions in Fund shares	209,443	2,075,711	434,152	4,431,087
Redemptions	(3,369,789)	(33,366,123)	(4,019,286)	(41,093,820)
Net increase (decrease)	(1,271,110)	$(12,383,746)	1,502,107	$ 15,406,188
National Fund
	Six Months Ended March 31, 2022 (Unaudited)			Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	3,057,009	$ 30,999,900	11,047,967	$ 114,627,273
Issued to shareholders electing to receive payments of distributions in Fund shares	1,349,125	13,605,878	2,984,855	30,945,109
Redemptions	(13,206,461)	(133,651,276)	(24,540,436)	(254,580,665)
Converted from Class C shares	330,988	3,337,147	3,351,755	34,698,532
Net decrease	(8,469,339)	$ (85,708,351)	(7,155,859)	$ (74,309,751)
Class C
Sales	263,984	$ 2,692,480	1,859,069	$ 19,296,295
Issued to shareholders electing to receive payments of distributions in Fund shares	54,436	548,813	137,455	1,423,778
Redemptions	(1,292,828)	(13,071,550)	(2,272,863)	(23,567,153)
Converted to Class A shares	(330,984)	(3,337,147)	(3,351,767)	(34,698,532)
Net decrease	(1,305,392)	$ (13,167,404)	(3,628,106)	$ (37,545,612)
Class I
Sales	40,392,377	$ 408,012,855	90,354,141	$ 938,155,202
Issued to shareholders electing to receive payments of distributions in Fund shares	2,224,567	22,432,016	4,167,096	43,217,465
Redemptions	(53,922,632)	(541,490,176)	(42,427,981)	(440,159,489)
Net increase (decrease)	(11,305,688)	$(111,045,305)	52,093,256	$ 541,213,178
44

Eaton Vance
Municipal Income Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

8  Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2022 is included in the Portfolio of Investments. At March 31, 2022, National Fund had sufficient cash and/or securities to cover commitments under these contracts.
Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the six months ended March 31, 2022, National Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2022 were as follows:
National Fund
Asset Derivatives
Futures contracts	$ 3,683,808(1)
Total	$3,683,808
(1)	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2022 was as follows:
National Fund
Realized Gain (Loss) on Derivatives Recognized in Income	$8,845,583 (1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$ (339,648)(2)
(1)	Statement of Operations location: Net realized gain (loss) - Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) - Futures contracts.
The average notional cost of futures contracts outstanding during the six months ended March 31, 2022, which is indicative of the volume of this derivative type, was approximately as follows:
National Fund
Average Notional Cost:
Futures Contracts — Short	$146,724,000
45

Eaton Vance
Municipal Income Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

9  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2022.
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2022, the hierarchy of inputs used in valuing the Funds' investments and open derivative instruments, which are carried at value, were as follows:
AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$ 1,065,056	$ —	$ 1,065,056
Tax-Exempt Municipal Obligations	—	327,194,619	—	327,194,619
Total Investments	$ —	$328,259,675	$ —	$328,259,675
National Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 46,404,126	$ —	$ 46,404,126
Tax-Exempt Municipal Obligations	—	3,403,050,798	—	3,403,050,798
Taxable Municipal Obligations	—	167,733,890	—	167,733,890
Total Investments	$ —	$ 3,617,188,814	$ —	$3,617,188,814
Futures Contracts	$ 3,683,808	$ —	$ —	$ 3,683,808
Total	$ 3,683,808	$ 3,617,188,814	$ —	$3,620,872,622
46

Eaton Vance
Municipal Income Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Funds' performance, or the performance of the securities in which the Funds invest.
47

Eaton Vance
Municipal Income Funds
March 31, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser*
Thomas E. Faust Jr.**
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
William H. Park
Helen Frame Peters
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser*

*	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
**	Interested Trustee
48

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
49

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
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Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
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Investment Advisers
AMT-Free Municipal Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
National Municipal Income Fund
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7714    3.31.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Eric A. Stein
Eric A. Stein President

Date:	May 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner Treasurer

Date:	May 23, 2022

By:	/s/ Eric A. Stein
Eric A. Stein President

Date:	May 23, 2022